UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21339

Morgan Stanley Institutional Liquidity Funds

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)

John H. Gernon

522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)

Registrant's telephone number, including area code: 212-296-0289

Date of fiscal year end: October 31,

Date of reporting period: April 30, 2022

Item 1 - Report to Shareholders

Morgan Stanley Institutional Liquidity Funds

ESG Money Market Portfolio

Prime Portfolio

Government Portfolio

Government Securities Portfolio

Treasury Portfolio

Treasury Securities Portfolio

Tax-Exempt Portfolio

Semi-Annual Report

April 30, 2022

2022 Semi-Annual Report

April 30, 2022 (unaudited)

Table of Contents

Shareholders' Letter	2
Performance Summary	3
Expense Examples	4
Portfolio of Investments:
ESG Money Market Portfolio	6
Prime Portfolio	9
Government Portfolio	12
Government Securities Portfolio	16
Treasury Portfolio	18
Treasury Securities Portfolio	20
Tax-Exempt Portfolio	21
Statements of Assets and Liabilities	23
Statements of Operations	27
Statements of Changes in Net Assets	29
Financial Highlights	36
Notes to Financial Statements	51
U.S. Customer Privacy Notice	59
Trustee and Officer Information	62

This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Liquidity Funds (the "Trust"). To receive a prospectus and/or Statement of Additional Information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (888) 378-1630. Please read the prospectus carefully before you invest or send money.

Additionally, you can access fund information about the Trust including performance, characteristics and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im/liquidityshareholderreports.

There is no assurance that a fund will achieve its investment objective. The Trust is subject to market risk, which is the possibility that market values of securities owned by the Trust will decline and, therefore, the value of the Trust's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Trust. Please see the prospectus for more complete information on investment risks.

2022 Semi-Annual Report

April 30, 2022 (unaudited)

Shareholders' Letter

Dear Shareholders:

We are pleased to present the Morgan Stanley Institutional Liquidity Funds (the "Trust") Semi-Annual Report for the period ended April 30, 2022. The Trust currently offers seven funds (ESG Money Market, Prime, Government, Government Securities, Treasury, Treasury Securities and Tax-Exempt), which together are designed to provide flexible cash management options. The Trust's funds provide investors with a means to help them meet specific cash investment needs, whether they need a rated fund, capital preservation, or tax-efficient returns.

Sincerely,

John H. Gernon
President and Principal Executive Officer

May 2022

2022 Semi-Annual Report

April 30, 2022 (unaudited)

Performance Summary

The seven-day current and seven-day effective yields (effective yield assumes an annualization of the current yield with all dividends reinvested) as of April 30, 2022 were as follows:

	Subsidized Yields
	Institutional Class		Institutional Select Class		Investor Class		Administrative Class		Advisory Class		Participant Class		Cash Management Class		Select Class		CastleOak Shares Class		Impact Class*
	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield
Fund:
ESG Money Market	0.35%	0.35%	0.29%	0.29%	N/A	N/A	N/A	N/A	0.10%	0.10%	0.05%	0.05%	0.20%	0.20%	—	—	0.35%	0.35%	—	—
Prime	0.37%	0.37%	0.32%	0.32%	N/A	N/A	N/A	N/A	0.12%	0.12%	N/A	N/A	0.22%	0.22%	—	—	—	—	0.37%	0.37%
Government	0.30%	0.30%	0.25%	0.25%	0.20%	0.20%	0.15%	0.15%	0.05%	0.05%	0.05%	0.05%	0.15%	0.15%	0.05%	0.05%	0.30%	0.30%	0.30%	0.30%
Government Securities	0.26%	0.26%	0.22%	0.22%	0.16%	0.16%	0.11%	0.11%	0.02%	0.02%	0.02%	0.02%	0.11%	0.11%	—	—	—	—	—	—
Treasury	0.23%	0.23%	0.18%	0.18%	0.13%	0.13%	0.08%	0.08%	0.01%	0.01%	0.01%	0.01%	0.08%	0.08%	0.01%	0.01%	—	—	—	—
Treasury Securities	0.30%	0.30%	0.25%	0.25%	0.20%	0.20%	0.15%	0.15%	0.05%	0.05%	0.01%	0.01%	0.15%	0.15%	0.01%	0.01%	—	—	—	—
Tax-Exempt	0.26%	0.26%	0.21%	0.21%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	0.11%	0.11%	—	—	—	—	—	—
	Non-Subsidized Yields
	Institutional Class		Institutional Select Class		Investor Class		Administrative Class		Advisory Class		Participant Class		Cash Management Class		Select Class		CastleOak Shares Class		Impact Class*
	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield
Fund:
ESG Money Market	0.29%	0.29%	0.25%	0.25%	N/A	N/A	N/A	N/A	0.05%	0.05%	–0.21%	–0.21%	0.14%	0.14%	—	—	0.29%	0.29%	—	—
Prime	0.29%	0.29%	0.24%	0.24%	N/A	N/A	N/A	N/A	0.04%	0.04%	N/A	N/A	0.14%	0.14%	—	—	—	—	0.29%	0.29%
Government	0.21%	0.21%	0.16%	0.16%	0.11%	0.11%	0.06%	0.06%	–0.04%	–0.04%	–0.29%	–0.29%	0.06%	0.06%	–0.59%	–0.59%	0.21%	0.21%	0.21%	0.21%
Government Securities	0.24%	0.24%	0.20%	0.20%	0.15%	0.15%	0.10%	0.10%	–0.01%	–0.01%	–0.26%	–0.26%	0.09%	0.09%	—	—	—	—	—	—
Treasury	0.22%	0.22%	0.17%	0.17%	0.12%	0.12%	0.07%	0.07%	–0.04%	–0.04%	–0.28%	–0.28%	0.07%	0.07%	–0.58%	–0.58%	—	—	—	—
Treasury Securities	0.27%	0.27%	0.22%	0.22%	0.17%	0.17%	0.12%	0.12%	0.02%	0.02%	–0.23%	–0.23%	0.12%	0.12%	–0.54%	–0.54%	—	—	—	—
Tax-Exempt	0.03%	0.03%	–0.02%	–0.02%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	–0.12%	–0.12%	—	—	—	—	—	—

*  Commenced offering on March 29, 2022.

The non-subsidized yield reflects what the yield would have been had a fee and/or expense waiver not been in place during the period shown.

Government, Government Securities, Treasury and Treasury Securities are STABLE NET ASSET VALUE ("NAV") FUNDS. You could lose money by investing in these Funds. Although the Funds seek to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in these Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Morgan Stanley and its affiliates (the "sponsor") has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time. ESG Money Market, Prime and Tax-Exempt are FLOATING NAV FUNDS. You could lose money by investing in these Funds. Because the share price of these Funds will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Funds may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Funds' liquidity falls below required minimums because of market conditions or other factors. An investment in these Funds is not insured or guaranteed by the FDIC or any other government agency. The Funds' sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time. Please read the Trust's prospectuses carefully before you invest or send money.

The Tax-Exempt Portfolio may invest a portion of its total assets in bonds that may subject certain investors to the federal Alternative Minimum Tax ("AMT"). Investors should consult their tax adviser for further information on tax implications.

Yield quotation more closely reflects the current earnings of the Funds than the total return. As with all money market funds, yields will fluctuate as market conditions change and the seven-day yields are not necessarily indicative of future performance.

2022 Semi-Annual Report

April 30, 2022 (unaudited)

Expense Examples

As a shareholder of a Fund, you incur ongoing costs, which might include advisory fees, administration fees, administration plan fees, service and shareholder administration plan fees, distribution plan fees, shareholder services fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2022 and held for the entire six-month period.

Actual Expenses

The table on the following page provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table on the following page provides information about hypothetical account values and hypothetical expenses based on a Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the information for each class in the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds that have transactional costs, such as sales charges (loads) or exchange fees.

2022 Semi-Annual Report

April 30, 2022 (unaudited)

Expense Examples (cont'd)

	Beginning Account Value 11/1/21	Actual Ending Account Value 4/30/22	Hypothetical Ending Account Value	Actual Expenses Paid During Period		Hypothetical Expenses Paid During Period		Net Expense Ratio During Period***
ESG Money Market Portfolio Institutional Class	$1,000.00	$1,000.39	$1,024.23	$0.70	*	$0.71	*	0.14%
ESG Money Market Portfolio Institutional Select Class	1,000.00	1,000.32	1,024.13	0.80	*	0.81	*	0.16
ESG Money Market Portfolio Advisory Class	1,000.00	1,000.08	1,023.88	1.05	*	1.06	*	0.21
ESG Money Market Portfolio Participant Class	1,000.00	1,000.05	1,023.88	1.05	*	1.06	*	0.21
ESG Money Market Portfolio Cash Management Class	1,000.00	1,000.20	1,024.03	0.90	*	0.91	*	0.18
ESG Money Market Portfolio CastleOak Shares Class	1,000.00	1,000.49	1,024.23	0.70	*	0.71	*	0.14
Prime Portfolio Institutional Class	1,000.00	1,000.48	1,024.28	0.65	*	0.66	*	0.13
Prime Portfolio Institutional Select Class	1,000.00	1,000.41	1,024.18	0.75	*	0.76	*	0.15
Prime Portfolio Advisory Class	1,000.00	1,000.66	1,023.98	0.95	*	0.96	*	0.19
Prime Portfolio Cash Management Class	1,000.00	1,000.18	1,024.08	0.85	*	0.86	*	0.17
Prime Portfolio Impact Class	1,000.00	1,000.54	1,004.54	0.12	**	0.12	**	0.13
Government Portfolio Institutional Class	1,000.00	1,000.41	1,024.58	0.35	*	0.35	*	0.07
Government Portfolio Institutional Select Class	1,000.00	1,000.35	1,024.53	0.40	*	0.40	*	0.08
Government Portfolio Investor Class	1,000.00	1,000.29	1,024.43	0.50	*	0.50	*	0.10
Government Portfolio Administrative Class	1,000.00	1,000.22	1,024.38	0.55	*	0.56	*	0.11
Government Portfolio Advisory Class	1,000.00	1,000.16	1,024.33	0.60	*	0.61	*	0.12
Government Portfolio Participant Class	1,000.00	1,000.16	1,024.33	0.60	*	0.61	*	0.12
Government Portfolio Cash Management Class	1,000.00	1,000.22	1,024.43	0.50	*	0.50	*	0.10
Government Portfolio Select Class	1,000.00	1,000.17	1,024.33	0.60	*	0.61	*	0.12
Government Portfolio CastleOak Shares Class	1,000.00	1,000.41	1,024.58	0.35	*	0.35	*	0.07
Government Portfolio Impact Class	1,000.00	1,000.24	1,004.59	0.07	**	0.07	**	0.07
Government Securities Portfolio Institutional Class	1,000.00	1,000.27	1,024.48	0.45	*	0.45	*	0.09
Government Securities Portfolio Institutional Select Class	1,000.00	1,000.20	1,024.43	0.50	*	0.50	*	0.10
Government Securities Portfolio Investor Class	1,000.00	1,000.14	1,024.38	0.55	*	0.56	*	0.11
Government Securities Portfolio Administrative Class	1,000.00	1,000.08	1,024.28	0.65	*	0.66	*	0.13
Government Securities Portfolio Advisory Class	1,000.00	1,000.05	1,024.28	0.65	*	0.66	*	0.13
Government Securities Portfolio Participant Class	1,000.00	1,000.05	1,024.28	0.65	*	0.66	*	0.13
Government Securities Portfolio Cash Management Class	1,000.00	1,000.09	1,024.28	0.65	*	0.66	*	0.13
Treasury Portfolio Institutional Class	1,000.00	1,000.28	1,024.48	0.45	*	0.45	*	0.09
Treasury Portfolio Institutional Select Class	1,000.00	1,000.22	1,024.43	0.50	*	0.50	*	0.10
Treasury Portfolio Investor Class	1,000.00	1,000.16	1,024.33	0.60	*	0.61	*	0.12
Treasury Portfolio Administrative Class	1,000.00	1,000.10	1,024.28	0.65	*	0.66	*	0.13
Treasury Portfolio Advisory Class	1,000.00	1,000.05	1,024.23	0.70	*	0.71	*	0.14
Treasury Portfolio Participant Class	1,000.00	1,000.05	1,024.28	0.65	*	0.66	*	0.13
Treasury Portfolio Cash Management Class	1,000.00	1,000.10	1,024.33	0.60	*	0.61	*	0.12
Treasury Portfolio Select Class	1,000.00	1,000.04	1,024.23	0.70	*	0.71	*	0.14
Treasury Securities Portfolio Institutional Class	1,000.00	1,000.30	1,024.48	0.45	*	0.45	*	0.09
Treasury Securities Portfolio Institutional Select Class	1,000.00	1,000.24	1,024.43	0.50	*	0.50	*	0.10
Treasury Securities Portfolio Investor Class	1,000.00	1,000.16	1,024.33	0.60	*	0.61	*	0.12
Treasury Securities Portfolio Administrative Class	1,000.00	1,000.12	1,024.33	0.60	*	0.61	*	0.12
Treasury Securities Portfolio Advisory Class	1,000.00	1,000.06	1,024.33	0.60	*	0.61	*	0.12
Treasury Securities Portfolio Participant Class	1,000.00	1,000.05	1,024.08	0.85	*	0.86	*	0.17
Treasury Securities Portfolio Cash Management Class	1,000.00	1,000.12	1,024.28	0.65	*	0.66	*	0.13
Treasury Securities Portfolio Select Class	1,000.00	1,000.04	1,024.23	0.70	*	0.71	*	0.14
Tax-Exempt Portfolio Institutional Class	1,000.00	1,000.18	1,024.38	0.55	*	0.56	*	0.11
Tax-Exempt Portfolio Institutional Select Class	1,000.00	1,000.09	1,024.28	0.65	*	0.66	*	0.13
Tax-Exempt Portfolio Cash Management Class	1,000.00	1,000.06	1,024.18	0.75	*	0.76	*	0.15

*    Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 182****/365 (to reflect the most recent one-half year period).

**    Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 34****/365 (to reflect the actual days in the period).

***  Annualized.

****  Adjusted to reflect non-business day accruals.

2022 Semi-Annual Report

April 30, 2022 (unaudited)

Portfolio of Investments

ESG Money Market Portfolio

	Face Amount (000)	Value (000)
Certificates of Deposit (8.8%)
International Banks (8.8%)
Bank of Montreal,
0.64%, 6/15/22	$40,000	$39,990
Credit Agricole Corporate and Investment Bank,
0.91%, 6/16/22	150,000	149,999
Nordea Bank Abp,
0.31%, 5/2/22	180,000	179,999
Total Certificates of Deposit (Cost $370,000)		369,988
Commercial Paper (a) (17.4%)
Asset-Backed Diversified Financial Services (0.7%)
Collateralized Commercial Paper FLEX Co. LLC,
0.26%, 7/12/22 (b)	30,000	29,945
Diversified Financial Services (2.3%)
CDP Financial, Inc.,
0.78%, 6/15/22	45,000	44,951
0.95%, 6/14/22	50,000	49,948
		94,899
International Banks (14.4%)
Barclays Bank PLC,
1.08%, 6/17/22	20,000	19,976
BNZ International Funding Ltd.,
0.20%, 7/14/22	20,000	19,955
0.24%, 6/15/22	15,000	14,984
0.25%, 7/21/22 (b)	25,000	24,935
Mizuho Bank Ltd.,
0.85%, 6/16/22	62,000	61,928
National Bank Ltd.,
1.78%, 9/22/22	70,000	69,564
Oversea Chinese Banking Corp. Ltd.,
0.27%, 6/22/22	35,000	34,953
Skandinaviska Enskilda Banken AB,
0.24%, 6/15/22	33,000	32,964
Sumitomo Mitsui Trust Bank Ltd.,
0.55%, 5/6/22	50,000	49,996
Swedbank AB,
0.32%, 5/2/22	150,000	149,996
Toronto-Dominion Bank (The),
1.80%, 9/22/22	50,000	49,643
UBS AG London,
0.28%, 7/20/22 (b)	25,000	24,948
United Overseas Bank Ltd.,
1.78%, 9/22/22	50,000	49,673
		603,515
Total Commercial Paper (Cost $728,555)		728,359
Corporate Bonds (0.6%)
Insurance (0.0%) (c)
Metropolitan Life Global Funding I,
2.40%, 6/17/22 (b)	1,000	1,002
	Face Amount (000)	Value (000)
International Banks (0.6%)
Canadian Imperial Bank of Commerce,
2.55%, 6/16/22	$5,205	$5,213
Macquarie Bank Ltd.,
2.10%, 10/17/22 (b)(d)	15,000	14,996
Suncorp-Metway Ltd.,
2.80%, 5/4/22 (b)	5,257	5,257
		25,466
Total Corporate Bonds (Cost $26,470)		26,468
Floating Rate Notes (e) (27.4%)
Insurance (0.1%)
Metropolitan Life Global Funding I,
SOFR + 0.35% 0.60%, 9/8/22 (b)	4,500	4,503
International Banks (27.3%)
Australia and New Zealand Banking Group Ltd.,
SOFR + 0.26% 0.54%, 12/9/22 (b)	105,000	104,916
Bank of Montreal,
SOFR + 0.26% 0.54%, 12/22/22	25,000	24,977
Bank of Nova Scotia,
SOFR + 0.20%, 0.48%, 11/8/22	20,000	19,983
SOFR + 0.20%, 0.48%, 11/10/22 (b)	50,000	49,955
SOFR + 0.54%, 0.82%, 9/21/22	30,000	30,025
Banque Federative du Credit Mutuel SA, 3 Month USD LIBOR + 0.73% 1.79%, 7/20/22 (b)	5,200	5,204
Barclays Bank PLC,
SOFR + 0.16%, 0.44%, 6/16/22 - 6/17/22 (b)	110,000	109,987
SOFR + 0.30%, 0.58%, 7/7/22 (b)	36,000	36,001
Canadian Imperial Bank of Commerce,
SOFR + 0.22% 0.50%, 9/2/22 (b)	20,000	19,997
Commonwealth Bank of Australia,
SOFR + 0.20%, 0.48%, 8/26/22 - 8/31/22	40,000	39,982
Federation des caisses Desjardins du Quebec,
SOFR + 0.40%, 0.68%, 10/3/22 (b)	45,000	45,007
SOFR + 0.50%, 0.78%, 9/26/22 (b)	30,000	30,018
Macquarie Bank Ltd.,
SOFR + 0.23%, 0.51%, 8/2/22 (b)	30,000	30,001
SOFR + 0.40%, 0.68%, 10/6/22 - 10/19/22 (b)	70,000	70,007
National Australia Bank Ltd.,
SOFR + 0.20%, 0.48%, 8/23/22 (b)	30,000	29,988
SOFR + 0.25%, 0.53%, 12/1/22 (b)	25,000	24,974
Royal Bank of Canada,
SOFR + 0.25%, 0.53%, 12/1/22	75,000	74,939
3 Month USD LIBOR + 0.10%, 0.43%, 8/29/22	20,000	19,989
3 Month USD LIBOR + 0.12%, 0.45%, 11/10/22	22,100	22,082
SOFR + 0.44%, 0.72%, 12/19/22 (b)	40,000	40,007
Sumitomo Mitsui Trust NY,
SOFR + 0.31%, 0.59%, 7/7/22	75,000	75,003
SOFR + 0.32%, 0.60%, 8/1/22	35,000	35,001

The accompanying notes are an integral part of the financial statements.

2022 Semi-Annual Report

April 30, 2022 (unaudited)

Portfolio of Investments (cont'd)

ESG Money Market Portfolio

	Face Amount (000)	Value (000)
International Banks (cont'd)
Svenska Handelsbanken AB,
SOFR + 0.15%, 0.43%, 5/9/22	$36,000	$36,001
SOFR + 0.19%, 0.47%, 10/27/22	25,000	24,976
SOFR + 0.20%, 0.48%, 8/23/22	50,000	49,980
UBS AG London,
SOFR + 0.18%, 0.46%, 6/21/22 (b)	25,000	24,996
SOFR + 0.19%, 0.47%, 6/14/22 - 7/13/22 (b)	70,000	69,992
		1,143,988
Total Floating Rate Notes (Cost $1,148,794)		1,148,491
Repurchase Agreements (25.4%)
ABN Amro Securities LLC, (Interest in $900,000 joint repurchase agreement, 0.30% dated 4/29/22 under which ABN Amro Securities LLC, will repurchase the securities provided as collateral for $900,023 on 5/2/22. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities and U.S. Government obligations with various maturities to 2/15/51; valued at $921,550)	52,000	52,000
ABN Amro Securities LLC, (0.47% (e), dated 4/29/22, due 5/2/22; proceeds $70,003; fully collateralized by various Corporate Bonds, 0.31% - 7.95% due 7/30/22 - 4/13/52, various U.S. Government agency securities, 2.50% - 3.00% due 6/1/40 - 4/20/51 and various U.S. Government obligations, 1.13% - 3.00% due 5/15/27 - 5/15/51; valued at $72,944)	70,000	70,000
Bank of America Securities, Inc., (0.34%, dated 4/29/22, due 5/2/22; proceeds $75,046; fully collateralized by a Money Market, 0.00% due 7/20/22; valued at $78,750)	75,000	75,000
Bank of America Securities, Inc., (0.64%, dated 4/29/22, due 7/3/22; proceeds $75,004; fully collateralized by various Common Stocks and Preferred Stocks; valued at $78,750)	75,000	75,000
BMO Capital Markets Corp., (0.42%, dated 4/29/22, due 5/2/22; proceeds $124,004; fully collateralized by various Corporate Bonds, 1.42% - 3.35% due 5/2/22 - 1/15/87 and various U.S. Government obligations, 0.00% - 4.38% due 5/15/22 - 11/15/51 and an U.S. Government agency security, 2.00% due 10/1/50 (f); valued at $127,590)	124,000	124,000
BNP Paribas Securities Corp., (0.59%, dated 4/29/22, due 5/2/22; proceeds $124,006; fully collateralized by various Corporate Bonds, 2.57% - 13.00% due 3/16/23 - 10/15/97 (f); valued at $131,117)	124,000	124,000
BNP Paribas Securities Corp., (0.66%, dated 3/17/22, due 8/2/22; proceeds $80,202; fully collateralized by various Corporate Bonds, 2.53% - 12.00% due 2/1/23 - 6/15/76 (f); valued at $84,791) (Demand 5/2/22)	80,000	80,000
ING Financial Markets LLC, (0.40%, dated 4/29/22, due 5/2/22; proceeds $40,001; fully collateralized by various Corporate Bonds, 0.25% - 5.20% due 9/15/23 - 6/1/60; valued at $42,000)	40,000	40,000
	Face Amount (000)	Value (000)
JP Morgan Securities LLC, (0.54% (e), dated 9/7/21, due 5/6/22; proceeds $110,398; fully collateralized by various Common Stocks and Preferred Stocks; valued at $117,722) (Demand 5/2/22)	$110,000	$110,000
JP Morgan Securities LLC, (0.57% (e), dated 11/17/21, due 5/6/22; proceeds $25,067; fully collateralized by various Common Stocks and Preferred Stocks; valued at $26,450) (Demand 5/2/22)	25,000	25,000
RBC Capital Markets LLC, (0.42%, dated 4/28/22, due 5/5/22; proceeds $40,003; fully collateralized by various Corporate Bonds, 0.53% - 9.63% due 1/25/24 - 7/21/52; valued at $42,000)	40,000	40,000
Societe Generale, (0.44% (e), dated 11/29/21, due 5/10/22; proceeds $58,189; fully collateralized by various Common Stocks; valued at $60,929) (Demand 5/2/22)	58,000	58,000
Societe Generale, (0.44% (e), dated 3/23/22, due 6/15/22; proceeds $25,026; fully collateralized by various Common Stocks; valued at $26,277) (Demand 5/2/22)	25,000	25,000
Societe Generale, (0.47%, dated 4/29/22, due 5/2/22; proceeds $125,005; fully collateralized by various Corporate Bonda, 1.04% - 11.88% due 6/8/22 - 11/23/81 and U.S. Government obligations, 1.88% due 2/15/32 (f); valued at $132,229)	125,000	125,000
TD Securities (USA) LLC, (0.39%, dated 4/29/22, due 5/2/22; proceeds $40,001; fully collateralized by various Corporate Bonds, 0.92% - 8.20% due 6/24/22 - 2/8/61; valued at $42,001)	40,000	40,000
Total Repurchase Agreements (Cost $1,063,000)		1,063,000
Time Deposits (20.7%)
International Banks (20.7%)
Barclays Bank PLC (New York Branch),
0.32%, 5/2/22	35,000	35,000
Canadian Imperial Bank of Commerce,
0.32%, 5/2/22	5,000	5,000
Cooperatieve Rabobank UA (New York Branch),
0.31%, 5/2/22	180,000	180,000
Mizuho Bank Ltd.
0.32%, 5/2/22	145,000	145,000
National Bank of Canada (Montreal Branch),
0.32%, 5/2/22	160,000	160,000
Natixis (New York Branch),
0.31%, 5/2/22	100,000	100,000
Skandinaviska Enskilda Banken AB,
0.31%, 5/2/22	170,000	170,000
Svenska Handelsbanken AB (New York Branch),
0.31%, 5/2/22	75,000	75,000
Total Time Deposits (Cost $870,000)		870,000
Total Investments (100.3%) (Cost $4,206,819) (g)(h)		4,206,306
Liabilities in Excess of Other Assets (-0.3%)		(13,967)
Net Assets (100.0%)		$4,192,339

The accompanying notes are an integral part of the financial statements.

2022 Semi-Annual Report

April 30, 2022 (unaudited)

Portfolio of Investments (cont'd)

ESG Money Market Portfolio

(a)  The rates shown are the effective yields at the date of purchase.

(b)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(c)  Amount is less than 0.05%.

(d)  All or a portion of the security is subject to delayed delivery.

(e)  Floating or variable rate securities: The rates disclosed are as of April 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(f)  Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of April 30, 2022.

(g)  At April 30, 2022, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $164,000 and the aggregate gross unrealized depreciation is approximately $677,000, resulting in net unrealized depreciation of approximately $513,000.

(h)  Securities are available for collateral in connection with securities purchased on a forward commitment basis.

LIBOR  London Interbank Offered Rate.

SOFR  Secured Overnight Financing Rate.

USD  United States Dollar.

Portfolio Composition

Classification	Percentage of Total Investments
Floating Rate Notes	27.3%
Repurchase Agreements	25.3
Time Deposits	20.7
Commercial Paper	17.3
Certificates of Deposit	8.8
Other*	0.6
Total Investments	100.0%

*  Industry and/or investment type representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.

2022 Semi-Annual Report

April 30, 2022 (unaudited)

Portfolio of Investments

Prime Portfolio

	Face Amount (000)	Value (000)
Certificates of Deposit (0.6%)
International Banks (0.6%)
Bank of Montreal,
0.64%, 6/15/22 (Cost $75,000)	$75,000	$74,981
Commercial Paper (a) (13.2%)
Asset-Backed Diversified Financial Services (0.4%)
Collateralized Commercial Paper FLEX Co. LLC,
0.26%, 7/12/22 (b)	50,000	49,908
Diversified Financial Services (1.5%)
La Caisse d'Amortissement de la Dette Sociale,
0.63%, 6/15/22	125,000	124,859
PSP Capital, Inc.,
0.64%, 6/16/22	60,000	59,933
		184,792
Diversified Manufacturing (0.4%)
ST Engineering,
1.06%, 6/15/22	50,000	49,953
International Banks (10.8%)
Barclays Bank PLC,
0.35%, 5/3/22	100,000	99,996
BNZ International Funding Ltd.,
0.20%, 7/14/22	50,000	49,889
0.25%, 7/21/22 (b)	60,000	59,845
0.28%, 6/22/22	35,000	34,954
Goldman Sachs International,
0.20%, 7/1/22	150,000	149,747
Mizuho Bank Ltd.,
0.85%, 6/15/22	150,000	149,831
National Bank Ltd.,
1.78%, 9/22/22	170,000	168,941
Skandinaviska Enskilda Banken AB,
0.24%, 6/15/22	175,000	174,809
0.26%, 6/22/22	85,000	84,887
Swedbank AB,
0.32%, 5/2/22	10,000	10,000
Toronto-Dominion Bank (The),
1.80%, 9/22/22	50,000	49,643
UBS AG London,
0.28%, 7/20/22 (b)	173,500	173,143
United Overseas Bank Ltd.,
1.78%, 9/22/22	100,000	99,345
		1,305,030
Total Commercial Paper (Cost $1,590,684)		1,589,683
Floating Rate Notes (c) (32.2%)
Automobile (0.1%)
Toyota Motor Credit Corp.,
SOFR + 0.30%, 0.58%, 6/13/22	6,030	6,029
International Banks (32.1%)
Australia and New Zealand Banking Group Ltd.,
SOFR + 0.26%, 0.54%, 12/9/22 (b)	270,000	269,784
Bank of Montreal,
SOFR + 0.26%, 0.54%, 12/22/22	200,000	199,819
SOFR + 0.28%, 0.56%, 12/21/22	100,000	99,923
	Face Amount (000)	Value (000)
Bank of Nova Scotia,
SOFR + 0.20%, 0.48%, 11/8/22	$79,000	$78,931
SOFR + 0.20%, 0.48%, 11/10/22 (b)	250,000	249,777
SOFR + 0.54%, 0.82%, 9/21/22	140,000	140,118
Barclays Bank PLC,
SOFR + 0.16%, 0.44%, 6/16/22 - 6/17/22 (b)	1,20,000	119,987
SOFR + 0.20%, 0.48%, 8/9/22 (b)	75,000	74,977
Canadian Imperial Bank of Commerce,
SOFR + 0.22%, 0.50%, 9/2/22 (b)	100,000	99,985
Commonwealth Bank of Australia,
SOFR + 0.20%, 0.48%, 8/26/22 - 8/31/22	145,000	144,937
SOFR + 0.25%, 0.53%, 12/6/22	100,000	99,933
Federation des caisses Desjardins du Quebec,
SOFR + 0.40%, 0.68%, 10/3/22 (b)	165,000	165,025
SOFR + 0.50%, 0.78%, 9/26/22 (b)	70,000	70,041
Goldman Sachs Bank USA,
SOFR + 0.23%, 0.51%, 10/14/22 - 10/19/22	200,000	199,872
SOFR + 0.54%, 0.82%, 10/3/22	248,000	248,192
National Australia Bank Ltd.,
SOFR + 0.20%, 0.48%, 8/23/22 (b)	110,000	109,956
SOFR + 0.25%, 0.53%, 12/1/22 (b)	110,000	109,887
Royal Bank of Canada,
SOFR + 0.25%, 0.53%, 12/1/22	265,000	264,784
SOFR + 0.37%, 0.65%, 11/3/22 (b)	55,000	55,011
Sumitomo Mitsui Banking Corp.,
SOFR + 0.32%, 0.60%, 7/28/22	150,000	150,007
SOFR + 0.33%, 0.61%, 8/1/22	250,000	250,018
Sumitomo Mitsui Trust NY,
SOFR + 0.15%, 0.43%, 6/21/22	175,000	174,976
Svenska Handelsbanken AB,
SOFR + 0.19%, 0.47%, 10/27/22	75,000	74,928
SOFR + 0.20%, 0.48%, 8/23/22	225,000	224,909
UBS AG London,
SOFR + 0.19%, 0.47%, 6/14/22 - 6/16/22 (b)	190,000	189,982
		3,865,759
Total Floating Rate Notes (Cost $3,873,031)		3,871,788
Repurchase Agreements (32.9%)
ABN Amro Securities LLC, (Interest in $900,000 joint repurchase agreement, 0.30% dated 4/29/22 under which ABN Amro Securities LLC, will repurchase the securities provided as collateral for $900,023 on 5/2/22. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities and U.S. Government obligations with various maturities to 2/15/51; valued at $921,550)	718,000	718,000

The accompanying notes are an integral part of the financial statements.

2022 Semi-Annual Report

April 30, 2022 (unaudited)

Portfolio of Investments (cont'd)

Prime Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (cont'd)
ABN Amro Securities LLC, (0.47%, dated 4/29/22, due 5/2/22; proceeds $80,003; fully collateralized by various Corporate Bonds, 0.52% - 8.70% due 5/16/22 - 4/13/52, by various U.S. Government obligations, 0.38% - 3.00% due 1/31/26 - 5/15/51 and an U.S. Government agency security, 2.50% - 3.00% due 6/1/40 - 4/20/51; valued at $83,312)	$80,000	$80,000
Bank of America Securities, Inc., (0.34%, dated 4/29/22, due 5/2/22; proceeds $125,004; fully collateralized by various Money Markets, 0.53% - 9.40% due 5/3/22 - 7/20/22; valued at $131,250)	125,000	125,000
BNP Paribas Securities Corp., (0.59%, dated 4/29/22, due 5/2/22; proceeds $597,029; fully collateralized by various Corporate Bonds, 0.63% - 11.50% due 12/18/22 - 10/15/97 (d); valued at $631,059)	597,000	597,000
Credit Agricole Corporate and Investment Bank, (Interest in $100,000 joint repurchase agreement, 0.30%, dated 4/29/22 under which Credit Agricole Corporate and Investment Bank, will repurchase the securities provided as collateral for $100,003 on 5/2/22. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency security with various maturities to 1/20/52; valued at $103,000)	52,000	52,000
Credit Agricole Corporate and Investment Bank, (0.37% (c), dated 8/18/21, due 5/6/22; proceeds $125,254; fully collateralized by various Corporate Bonds, 0.80% - 5.65% due 1/18/23 - 12/15/96, by various U.S. Government obligations, 0.00% - 0.88% due 7/15/22 - 8/15/29 and an U.S. Government agency security, 2.00% due 1/20/52 (d); valued at $130,907) (Demand 5/2/22)	125,000	125,000
Credit Agricole Corporate and Investment Bank, (0.37% (c), dated 9/10/21, due 5/6/22; proceeds $500,926; fully collateralized by various Corporate Bonds, 0.65% - 9.00% due 1/18/23 - 12/15/96, by various U.S. Government obligations, 0.00% - 0.88% due 7/15/22 - 8/15/29 and U.S. Government agency security, 0.13% - 5.50% due 7/15/22 - 5/1/52 (d); valued at $524,607) (Demand 5/2/22)	500,000	500,000
JP Morgan Securities LLC, (0.54% (c), dated 9/7/21, due 5/6/22; proceeds $90,447; fully collateralized by various Convertible Bonds, 0.00% - 3.50% due 3/15/24 - 8/15/26, and by various Common Stocks and Preferred Stocks; valued at $95,181) (Demand 5/2/22)	90,000	90,000
JP Morgan Securities LLC, (0.57% (c), dated 11/17/21, due 5/6/22; proceeds $185,498; fully collateralized by various Preferred Stocks; valued at $196,996) (Demand 5/2/22)	185,000	185,000
	Face Amount (000)	Value (000)
JP Morgan Securities LLC, (0.70% (c) , dated 5/27/21, due 7/3/22; proceeds $261,307; fully collateralized by various Convertible Bonds, 1.25% - 2.38% due 3/15/24 - 5/1/25, and by various Common Stocks and Preferred Stocks; valued at $274,529) (Demand 5/2/22)	$260,000	$260,000
Mizuho Securities USA LLC, (0.47%, dated 4/29/22, due 5/2/22; proceeds $200,008; fully collateralized by various Common Stocks; valued at $210,000)	200,000	200,000
RBC Capital Markets LLC, (0.42%, dated 4/28/22, due 5/5/22; proceeds $160,013; fully collateralized by various Corporate Bonds, 0.52% - 8.75% due 6/15/22 - 6/3/60 (d); valued at $168,001)	160,000	160,000
Societe Generale, (0.44% (c), dated 11/9/21, due 5/10/22; proceeds $260,578; fully collateralized by various Common Stocks; valued at $273,130) (Demand 5/2/22)	260,000	260,000
Societe Generale, (0.44% (c), dated 3/23/22, due 6/15/22; proceeds $338,347; fully collateralized by various Common Stocks; valued at $355,264) (Demand 5/2/22)	338,000	338,000
TD Securities (USA) LLC, (0.39%, dated 4/29/22, due 5/2/22; proceeds $40,001; fully collateralized by various Corporate Bonds, 0.65% - 7.50% due 6/16/22 - 8/15/52; valued at $42,000)	40,000	40,000
Wells Fargo Securities LLC, (1.08%, dated 3/17/22, due 6/15/22; proceeds $100,270; fully collateralized by various Common Stocks and Preferred Stock; valued at $105,000)	100,000	100,000
Wells Fargo Securities LLC, (1.08%, dated 3/18/22, due 6/16/22; proceeds $34,092; fully collateralized by various Common Stocks and Preferred Stocks;valued at $35,700)	34,000	34,000
Wells Fargo Securities LLC, (1.08%, dated 3/18/22, due 6/16/22; proceeds $100,270; fully collateralized by various Corporate Bonds, 0.56% - 6.25% due 11/9/22 - 6/3/60; valued at $105,001)	100,000	100,000
Total Repurchase Agreements (Cost $3,964,000)		3,964,000
Time Deposits (18.9%)
International Banks (18.9%)
Barclays Bank PLC (New York Branch),
0.32%, 5/2/22	305,000	305,000
Canadian Imperial Bank of Commerce,
0.32%, 5/2/22	95,000	95,000
Cooperatieve Rabobank UA (New York Branch),
0.31%, 5/2/22	580,000	580,000
Mizuho Bank Ltd.,
0.32%, 5/2/22	250,000	250,000
National Bank of Canada (Montreal Branch),
0.32%, 5/2/22	480,000	480,000
Natixis (New York Branch),
0.31%, 5/2/22	50,000	50,000

The accompanying notes are an integral part of the financial statements.

2022 Semi-Annual Report

April 30, 2022 (unaudited)

Portfolio of Investments (cont'd)

Prime Portfolio

	Face Amount (000)	Value (000)
Time Deposits (cont'd)
Skandinaviska Enskilda Banken AB,
0.31%, 5/2/22	$330,000	$330,000
Svenska Handelsbanken AB (New York Branch),
0.31%, 5/2/22	175,000	175,000
Total Time Deposits (Cost $2,265,000)		2,265,000
Total Investments (97.8%) (Cost $11,767,715) (e)		11,765,452
Other Assets in Excess of Liabilities (2.2%)		267,440
Net Assets (100.0%)		$12,032,892

(a)  The rates shown are the effective yields at the date of purchase.

(b)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(c)  Floating or variable rate securities: The rates disclosed are as of April 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(d)  Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of April 30, 2022.

(e)  At April 30, 2022, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $613,000 and the aggregate gross unrealized depreciation is approximately $2,876,000, resulting in net unrealized depreciation of approximately $2,263,000.

SOFR  Secured Overnight Financing Rate.

Portfolio Composition

Classification	Percentage of Total Investments
Repurchase Agreements	33.7%
Floating Rate Notes	32.9
Time Deposits	19.3
Commercial Paper	13.5
Other*	0.6
Total Investments	100.0%

*  Industry and/or investment type representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.

2022 Semi-Annual Report

April 30, 2022 (unaudited)

Portfolio of Investments

Government Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (75.9%)
Bank of America Securities, Inc., (0.30%, dated 4/29/22, due 5/2/22; proceeds $1,000,025; fully collateralized by various U.S. Government agency securities, 2.00% - 4.00% due 8/1/51 - 4/1/52; valued at $1,030,000)	$1,000,000	$1,000,000
Bank of Montreal, (0.40%, dated 3/17/22, due 5/5/22; proceeds $325,177; fully collateralized by various U.S. Government agency securities, 0.05% - 6.16% due 6/25/24 - 3/20/72; valued at $339,631)	325,000	325,000
Bank of Montreal, (0.40%, dated 4/29/22, due 5/2/22; proceeds $60,002; fully collateralized by various U.S. Government agency securities, 0.54% - 5.51% due 4/1/37 - 7/20/71; valued at $62,711)	60,000	60,000
Barclays Bank PLC, (0.40%, dated 4/29/22, due 5/2/22; proceeds $200,007; fully collateralized by various U.S. Government obligations, 0.75% - 3.38% due 3/31/26 - 2/15/46; valued at $204,000)	200,000	200,000
Barclays Bank PLC, (0.40% (b), dated 3/6/19, due 5/6/22; proceeds $202,571; fully collateralized by various U.S. Government agency securities, 2.00% - 4.00% due 7/1/47 - 7/1/51; valued at $206,071) (Demand 5/2/22)	200,000	200,000
Barclays Bank PLC, (0.40% (b), dated 2/20/20, due 5/6/22; proceeds $100,896; fully collateralized by various U.S. Government agency securities, 2.00% - 2.50% due 10/1/50 - 9/1/51; valued at $103,036) (Demand 5/2/22)	100,000	100,000
BMO Capital Markets Corp., (0.33%, dated 4/29/22, due 5/2/22; proceeds $150,004; fully collateralized by various U.S. Government agency securities, 0.60% - 4.74% due 7/13/22 - 6/25/47 and U.S. Government obligations, 0.00% - 0.13% due 10/13/22 - 7/15/31; valued at $154,447)	150,000	150,000
BMO Capital Markets Corp., (0.40%, dated 3/17/22, due 5/5/22; proceeds $300,163; fully collateralized by various U.S. Government agency securities, 0.01% - 6.50% due 7/25/23 - 2/20/72 and U.S. Government obligations, 0.13% - 2.75% due 6/30/23 - 2/15/32; valued at $314,961)	300,000	300,000
BMO Capital Markets Corp., (0.40%, dated 3/18/22, due 5/5/22; proceeds $100,053; fully collateralized by various U.S. Government agency securities, 0.63% - 6.01% due 9/25/23 - 12/20/71 and U.S. Government obligations, 0.38% - 2.50% due 8/11/22 - 2/15/45; valued at $104,999)	100,000	100,000
BMO Capital Markets Corp., (0.40%, dated 4/29/22, due 5/2/22; proceeds $325,011; fully collateralized by various U.S. Government agency securities, 0.05% - 7.41% due 7/5/23 - 2/20/72; valued at $341,250)	325,000	325,000
	Face Amount (000)	Value (000)
BNP Paribas Securities Corp., (0.27%, dated 4/29/22, due 5/2/22; proceeds $700,016; fully collateralized by various U.S. Government obligations, 0.13% - 6.13% due 5/15/22 - 2/15/52; valued at $714,000)	$700,000	$700,000
BNP Paribas Securities Corp., (0.28%, dated 4/29/22, due 5/2/22; proceeds $300,007; fully collateralized by various U.S. Government obligations, 0.13% - 4.63% due 1/15/25 - 2/15/51; valued at $306,000)	300,000	300,000
BNP Paribas Securities Corp., (Interest in $1,800,000 joint repurchase agreement, 0.29% dated 4/29/22 under which BNP Paribas Securities Corp., will repurchase the securities provided as collateral for $1,800,044 on 5/2/22. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities and U.S. Government obligations with various maturities to 2/1/57; valued at $1,840,752)	1,670,000	1,670,000
BNP Paribas Securities Corp., (0.52% (b), dated 4/8/20, due 6/3/22; proceeds $303,406; fully collateralized by various U.S. Government agency securities, 1.96% - 6.00% due 4/25/39 - 8/25/61 and U.S. Government obligations, 1.38% - 2.13% due 10/15/22 - 11/15/41; valued at $314,765) (Demand 5/2/22)	300,000	300,000
BNP Paribas Securities Corp., (0.52% (b), dated 9/2/20, due 6/3/22; proceeds $100,923; fully collateralized by various U.S. Government agency securities, 0.02% - 8.20% due 5/25/27 - 8/25/61 and an U.S. Government obligation, 2.13% due 2/15/40; valued at $104,925) (Demand 5/2/22)	100,000	100,000
BNP Paribas Securities Corp., (0.52% (b), dated 3/23/21, due 6/28/22; proceeds $100,667; fully collateralized by various U.S. Government agency securities, 0.02% - 8.05% due 6/1/23 - 12/25/57 and U.S. Government obligations, 0.13% - 6.00% due 5/10/22 - 11/15/51; valued at $104,885) (Demand 5/2/22)	100,000	100,000
Canadian Imperial Bank of Commerce, (0.39%, dated 3/17/22, due 5/5/22; proceeds $40,021; fully collateralized by various U.S. Government agency securities, 1.06% - 7.00% due 7/15/27 - 9/16/63 and U.S. Government obligations, 0.63% - 0.75% due 1/31/28 - 8/15/30; valued at $41,393)	40,000	40,000
Citibank NA, (0.31%, dated 4/27/22, due 5/4/22; proceeds $500,030; fully collateralized by various U.S. Government agency securities, 0.30% - 9.00% due 9/9/22 - 3/20/52 and U.S. Government obligations, 0.13% - 6.75% due 4/30/22 - 8/15/51; valued at $510,000)	500,000	500,000

The accompanying notes are an integral part of the financial statements.

2022 Semi-Annual Report

April 30, 2022 (unaudited)

Portfolio of Investments (cont'd)

Government Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (cont'd)
Citigroup Global Markets Holdings, Inc., (0.31%, dated 4/26/22, due 5/3/22; proceeds $1,000,060; fully collateralized by various U.S. Government agency securities, 0.63% - 8.00% due 5/20/23 - 4/20/47 and U.S. Government obligations, 0.13% - 7.50% due 7/15/23 - 1/15/31; valued at $1,025,044)	$1,000,000	$1,000,000
Credit Agricole Corporate and Investment Bank, (Interest in $100,000 joint repurchase agreement, 0.30% dated 4/29/22 under which Credit Agricole Corporate and Investment Bank, will repurchase the securities provided as collateral for $100,003 on 5/2/22. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities and U.S. Government obligations with various maturities to 4/20/52; valued at $103,000)	48,000	48,000
Credit Suisse AG, (0.48% (b), dated 4/1/22, due 8/2/22; proceeds $250,410; fully collateralized by various U.S. Government agency securities, 0.02% - 9.00% due 5/25/22 - 4/20/52; valued at $263,355) (Demand 5/2/22)	250,000	250,000
Credit Suisse AG, (0.48% (b), dated 4/29/22, due 8/2/22; proceeds $250,317; fully collateralized by various U.S. Government agency securities, 0.05% - 9.50% due 4/25/28 - 4/20/52; valued at $263,457) (Demand 5/2/22)	250,000	250,000
Daiwa Capital Markets America, Inc., (0.30%, dated 4/29/22, due 5/2/22; proceeds $750,019; fully collateralized by various U.S. Government agency securities, 1.50% - 6.00% due 3/8/24 - 4/20/52 and U.S. Government obligations, 0.13% - 2.88% due 4/30/22 - 11/15/51; valued at $768,588)	750,000	750,000
Deutsche Bank Securities, Inc., (0.30%, dated 4/29/22, due 5/2/22; proceeds $250,006; fully collateralized by various U.S. Government agency securities, 3.50% - 4.50% due 11/1/47 - 4/1/52; valued at $257,500)	250,000	250,000
Federal Reserve Bank of New York, (0.30%, dated 4/29/22, due 5/2/22; proceeds $77,701,943; fully collateralized by various U.S. Government obligations, 0.13% - 3.00% due 12/31/22 - 8/31/28; valued at $77,701,943)	77,700,000	77,700,000
Fixed Income Clearing Corp., (0.15%, dated 4/29/22, due 5/2/22; proceeds $250,003; fully collateralized by an U.S. Government obligation, 0.75% due 4/30/26; valued at $255,000)	250,000	250,000
Fixed Income Clearing Corp., (0.30%, dated 4/29/22, due 5/2/22; proceeds $83,619; fully collateralized by various U.S. Government obligations, 0.38% - 2.88% due 9/15/22 - 9/30/26; valued at $85,290)	83,617	83,617
	Face Amount (000)	Value (000)
Fixed Income Clearing Corp., (0.30%, dated 4/29/22, due 5/2/22; proceeds $2,948,084; fully collateralized by various U.S. Government obligations, 0.13% - 2.50% due 1/15/23 - 2/15/52; valued at $3,006,970)	$2,948,010	$2,948,010
Fixed Income Clearing Corp., (0.30%, dated 4/29/22, due 5/2/22; proceeds $3,668,465; fully collateralized by various U.S. Government obligations, 0.25% - 3.38% due 5/15/40 - 11/15/50; valued at $3,741,741)	3,668,373	3,668,373
Goldman Sachs & Co. LLC, (0.31%, dated 4/29/22, due 5/2/22; proceeds $3,569,091; fully collateralized by various U.S. Government obligations, 0.13% - 3.13% due 4/30/22 - 5/15/47; valued at $3,640,380)	3,569,000	3,569,000
Goldman Sachs & Co. LLC, (0.31%, dated 4/26/22, due 5/3/22; proceeds $400,024; fully collateralized by various U.S. Government agency securities, 2.50% - 6.00% due 9/20/40 - 7/20/51 and U.S. Government obligations, 2.38% due 2/29/24; valued at $411,488)	400,000	400,000
ING Financial Markets LLC, (0.30%, dated 4/29/22, due 5/2/22; proceeds $350,009; fully collateralized by various U.S. Government obligations, 0.00% - 2.38% due 5/10/22 - 5/15/51; valued at $357,000)	350,000	350,000
JP Morgan Securities LLC, (0.44% (b), dated 8/17/21, due 7/29/22; proceeds $1,129,758; fully collateralized by various U.S. Government agency securities, 0.02% - 6.91% due 7/25/23 - 12/16/62; valued at $1,181,703) (Demand 5/2/22)	1,125,000	1,125,000
JP Morgan Securities LLC, (0.44% (b), dated 4/28/22, due 7/29/22; proceeds $300,337; fully collateralized by various U.S. Government agency securities, 0.03% - 6.53% due 4/25/25 - 11/16/63; valued at $315,015) (Demand 5/2/22)	300,000	300,000
Mizuho Securities USA LLC, (0.39%, dated 2/3/22, due 5/3/22; proceeds $200,193; fully collateralized by various U.S. Government agency securities, 1.00% - 6.00% due 10/25/28 - 1/20/52 and an U.S. Government obligation, 0.00% due 5/24/22; valued at $208,411)	200,000	200,000
Mizuho Securities USA LLC, (0.41% (b), dated 10/26/21, due 6/3/22; proceeds $1,001,711; fully collateralized by various U.S. Government agency securities, 0.07% - 9.45% due 7/25/24 - 3/16/63; valued at $1,050,000) (Demand 5/2/22)	1,000,000	1,000,000
MUFG Securities (Canada) Ltd., (0.30%, dated 4/29/22, due 5/2/22; proceeds $450,011; fully collateralized by various U.S. Government agency securities, 0.13% - 4.50% due 6/8/22 - 1/1/58 and U.S. Government obligations, 0.13% - 3.13% due 10/20/22 - 2/15/42; valued at $462,457)	450,000	450,000

The accompanying notes are an integral part of the financial statements.

2022 Semi-Annual Report

April 30, 2022 (unaudited)

Portfolio of Investments (cont'd)

Government Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (cont'd)
MUFG Securities (Canada) Ltd., (0.30%, dated 4/29/22, due 5/2/22; proceeds $250,006; fully collateralized by various U.S. Government agency securities, 2.00% - 5.54% due 1/1/24 - 4/1/52 and an U.S. Government obligation, 5.38% due 2/15/31; valued at $257,326)	$250,000	$250,000
Natixis SA, (Interest in $900,000 joint repurchase agreement, 0.28% dated 4/29/22 under which Natixis SA, will repurchase the securities provided ascollateral for $900,021 on 5/2/22. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government obligations with various maturities to 2/15/49; valued at $918,000)	201,000	201,000
Natixis SA, (0.33% (b), dated 12/8/21, due 5/6/22; proceeds $75,031; fully collateralized by various U.S. Government agency securities, 0.13% - 7.00% due 5/1/30 - 4/1/56 and U.S. Government obligations, 0.13% - 6.00% due 3/31/23 - 2/15/50; valued at $77,702) (Demand 5/2/22)	75,000	75,000
Nomura Securities International, Inc., (0.30%, dated 4/29/22, due 5/2/22; proceeds $1,450,036; fully collateralized by various U.S. Government agency securities, 0.13% - 7.25% due 7/18/22 - 7/15/37 and U.S. Government obligations, 0.00% due 5/15/23 - 2/15/52; valued at $1,479,000)	1,450,000	1,450,000
Norinchukin Bank, (0.36%, dated 4/19/22, due 5/4/22; proceeds $450,068; fully collateralized by an U.S. Government obligation, 3.63% due 4/15/28; valued at $458,999)	450,000	450,000
Norinchukin Bank, (0.36%, dated 4/26/22, due 5/5/22; proceeds $1,050,095; fully collateralized by various U.S. Government obligations, 0.63% - 6.75% due 6/30/25 - 5/15/31; valued at $1,071,001)	1,050,000	1,050,000
Norinchukin Bank, (0.36%, dated 4/27/22, due 5/4/22; proceeds $300,021; fully collateralized by an U.S. Government obligation, 3.63% due 4/15/28; valued at $306,000)	300,000	300,000
Northwestern Mutual Life Insurance Company, (0.34%, dated 4/29/22, due 5/2/22; proceeds $800,023; fully collateralized by various U.S. Government agency securities, 2.00% - 4.00% due 12/1/39 - 2/1/52; valued at $824,000)	800,000	800,000
Prudential Insurance Company of America, (0.31%, dated 4/29/22, due 5/2/22; proceeds $206,150; fully collateralized by various U.S. Government obligations, 0.00% - 3.38% due 2/15/24 - 2/15/51; valued at $210,268)	206,145	206,145
	Face Amount (000)	Value (000)
Prudential Legacy Insurance Company of New Jersey, (0.31%, dated 4/29/22, due 5/2/22; proceeds $793,282; fully collateralized by various U.S. Government obligations, 0.00% - 0.01% due 5/15/36 - 5/15/44; valued at $809,128)	$793,263	$793,263
Royal Bank of Canada, (0.30% (b), dated 2/28/22, due 5/12/22; proceeds $500,304; fully collateralized by various U.S. Government agency securities, 1.32% - 5.00% due 8/1/26 - 4/1/52 and U.S. Government obligations, 0.38% - 2.25% due 4/30/25 - 8/15/49; valued at $513,923) (Demand 5/2/22)	500,000	500,000
Royal Bank of Canada, (0.30% (b), dated 3/8/22, due 6/10/22; proceeds $3,953,094; fully collateralized by various U.S. Government agency securities, 1.31% - 8.50% due 7/1/22 - 6/15/60; valued at $4,068,500) (Demand 5/2/22)	3,950,000	3,950,000
Royal Bank of Canada, (0.30%, dated 4/29/22, due 5/2/22; proceeds $1,480,037; fully collateralized by various U.S. Government obligations, 0.13% - 4.50% due 5/31/22 - 2/15/52; valued at $1,509,600)	1,480,000	1,480,000
Societe Generale, (0.30%, dated 4/25/22, due 5/2/22; proceeds $1,000,058; fully collateralized by various U.S. Government obligations, 0.13% - 7.50% due 4/30/22 - 2/15/51; valued at $1,020,060)	1,000,000	1,000,000
Sumitomo Mitsui Banking Corp., (0.31%, dated 4/29/22, due 5/2/22; proceeds $890,023; fully collateralized by various U.S. Government obligations, 0.88% - 4.75% due 7/31/22 - 2/15/41; valued at $907,823)	890,000	890,000
Sumitomo Mitsui Banking Corp., (0.31%, dated 4/29/22, due 5/2/22; proceeds $400,010; fully collateralized by various U.S. Government agency securities, 2.00% - 5.00% due 12/15/39 - 6/20/51 and an U.S. Government obligation, 0.88% due 9/30/26; valued at $412,011)	400,000	400,000
Total Repurchase Agreements (Cost $114,857,408)		114,857,408
U.S. Agency Securities (5.4%)
Federal Farm Credit Bank,
SOFR + 0.02%, 0.30%, 8/21/23 (a)	260,000	259,879
0.31%, 4/29/24 (a)	345,000	345,000
SOFR + 0.04%, 0.32%, 9/20/23 - 3/4/24 (a)	455,000	455,000
SOFR + 0.05%, 0.33%, 2/15/24 - 3/1/24 (a)	419,000	419,000
0.33%, 4/12/24 - 4/26/24 (a)	845,000	845,000
Daily FCPR - 3.17%, 0.33%, 1/13/23 (a)	200,000	199,986
SOFR + 0.06%, 0.34%, 1/3/24 - 1/10/24 (a)	752,000	752,000
0.35%, 4/8/24 (a)	75,000	75,000
SOFR + 0.19%, 0.47%, 7/14/22 (a)	55,000	55,000
3 Month Treasury Money Market Yield - 0.04%, 0.85%, 3/4/24 (a)	250,000	250,000
Federal Home Loan Bank,
0.83%, 7/15/22 - 7/18/22 (b)	1,020,000	1,018,196
0.86%, 7/22/22 (b)	500,000	499,039

The accompanying notes are an integral part of the financial statements.

2022 Semi-Annual Report

April 30, 2022 (unaudited)

Portfolio of Investments (cont'd)

Government Portfolio

	Face Amount (000)	Value (000)
U.S. Agency Securities (cont'd)
0.90%, 7/29/22 - 8/2/22 (b)	$1,070,000	$1,067,540
1.21%, 9/19/22 (b)	402,000	400,124
Federal Home Loan Mortgage Corp.,
SOFR + 0.10%, 0.38%, 9/9/22 (a)	250,000	250,000
SOFR + 0.26%, 0.54%, 5/5/22 (a)	548,000	548,000
Federal National Mortgage Association,
SOFR + 0.22%, 0.50%, 5/9/22 (a)	668,000	668,000
U.S. International Development Finance Corporation,
0.41%, 12/15/26 - 7/5/38 (a)	40,117	40,117
Total U.S. Agency Securities (Cost $8,146,881)		8,146,881
U.S. Treasury Securities (19.2%)
U.S. Treasury Bills,
0.08%, 10/6/22 (d)	750,000	749,730
0.69%, 9/1/22 (d)	4,870,000	4,858,752
0.73%, 9/8/22 (d)	4,550,000	4,538,383
0.81%, 9/15/22 (d)	2,050,000	2,043,846
0.87%, 9/22/22 (d)	448,000	446,479
1.09%, 8/23/22 (d)	276,000	275,060
1.13%, 8/30/22 (c)(d)	1,124,000	1,119,872
1.40%, 10/27/22 (d)	4,853,000	4,820,090
1.48%, 11/3/22 (c)(d)	300,000	297,801
U.S. Treasury Notes,
0.13%, 2/28/23	310,000	307,871
0.82%, 4/30/24 (a)(c)	500,000	500,000
3 Month Treasury Money Market Yield - 0.02%, 0.88%, 1/31/24 (a)	5,050,975	5,053,707
3 Month Treasury Money Market Yield + 0.03%, 0.92%, 7/31/23 (a)	200,000	200,237
3 Month Treasury Money Market Yield + 0.04%, 0.93%, 10/31/23 (a)	63,633	63,748
3 Month Treasury Money Market Yield + 0.06%, 0.95%, 10/31/22 (a)	1,100,000	1,099,972
1.63%, 11/15/22	850,000	851,594
2.00%, 11/30/22	762,150	765,180
2.63%, 2/28/23	1,100,000	1,115,102
Total U.S. Treasury Securities (Cost $29,107,424)		29,107,424
Total Investments (100.5%) (Cost $152,111,713) (e)(f)		152,111,713
Liabilities in Excess of Other Assets (-0.5%)		(822,599)
Net Assets (100.0%)		$151,289,114

(a)  Floating or variable rate securities: The rates disclosed are as of April 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(b)  Purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.

(c)  All or a portion of the security is subject to delayed delivery.

(d)  Rate shown is the yield to maturity at April 30, 2022.

(e)  Securities are available for collateral in connection with securities purchased on a forward commitment basis and purchase of when-issued securities.

(f)  The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

FCPR  Federal Reserve Bank Prime Loan Rate U.S.

SOFR  Secured Overnight Financing Rate.

Portfolio Composition

Classification	Percentage of Total Investments
Repurchase Agreements	75.5%
U.S. Treasury Securities	19.1
U.S. Agency Securities	5.4
Total Investments	100.0%

The accompanying notes are an integral part of the financial statements.

2022 Semi-Annual Report

April 30, 2022 (unaudited)

Portfolio of Investments

Government Securities Portfolio

	Face Amount (000)	Value (000)
U.S. Agency Securities (62.6%)
Federal Farm Credit Bank,
0.24%, 5/6/22 (a)	$100,000	$99,997
0.25%, 5/12/22 (a)	20,000	19,999
SOFR + 0.01%, 0.29%, 3/7/23 (b)	25,000	24,999
SOFR + 0.02%, 0.30%, 11/28/22 - 7/13/23 (b)	835,000	834,959
Daily FCPR - 3.19%, 0.31%, 4/29/24 - 5/25/22 (b)	67,500	67,500
SOFR + 0.04%, 0.32%, 3/4/24 (b)	15,000	15,000
SOFR + 0.05%, 0.33%, 7/20/23 - 4/25/24 (b)	237,000	237,000
SOFR + 0.06%, 0.34%, 1/3/24 (b)	25,000	25,000
0.48%, 6/16/22 (a)	40,000	39,976
0.50%, 6/3/22 (a)	280,000	279,876
0.74%, 9/30/22 (a)	50,000	49,845
1.41%, 11/4/22 (a)	17,000	16,877
1.44%, 11/14/22 (a)	25,000	24,805
Federal Home Loan Bank,
0.24%, 5/4/22 (a)	254,780	254,777
SOFR + 0.01%, 0.28%, 5/16/22 - 8/19/22 (b)	1,360,000	1,360,000
SOFR + 0.01%, 0.29%, 6/3/22 - 10/7/22 (b)	2,005,000	2,005,010
SOFR + 0.02%, 0.30%, 3/15/23 (b)	95,000	95,000
SOFR + 0.03%, 0.31%, 1/13/23 (b)	100,000	100,000
SOFR + 0.06%, 0.34%, 5/12/22 (b)	964,250	964,266
SOFR + 0.09%, 0.37%, 10/5/22 (b)	100,000	100,000
0.49%, 5/20/22 (a)	400,000	399,902
0.50%, 6/16/22 (a)	500,000	499,687
0.53%, 6/3/22 (a)	125,000	124,941
0.55%, 6/15/22 (a)	450,000	449,698
0.58%, 6/17/22 (a)	200,000	199,852
0.64%, 6/22/22 (a)	200,000	199,819
0.90%, 7/29/22 (a)	293,000	292,355
Tennessee Valley Authority,
0.30%, 5/4/22 (a)	60,000	59,999
Total U.S. Agency Securities (Cost $8,841,139)		8,841,139
U.S. Treasury Securities (34.2%)
U.S. Treasury Bills,
0.08%, 10/6/22 (c)	50,000	49,981
0.27%, 5/10/22 (c)	268,000	267,984
0.45%, 5/19/22 (c)	150,000	149,969
0.49%, 6/23/22 (c)	200,000	199,861
0.53%, 5/31/22 (c)(d)	354,000	353,855
0.54%, 7/5/22 (c)	8,000	7,992
0.56%, 7/12/22 (c)	133,000	132,856
0.58%, 7/7/22 (c)	56,000	55,941
0.68%, 7/19/22 (c)	200,000	199,712
0.69%, 9/1/22 (c)	600,000	598,638
0.72%, 6/28/22 (c)(d)	50,000	49,945
0.72%, 7/26/22 (c)	100,000	99,832
0.73%, 9/8/22 (c)	400,000	398,965
0.81%, 9/15/22 (c)	105,000	104,675
0.87%, 9/22/22 (c)	145,000	144,508
	Face Amount (000)	Value (000)
0.94%, 8/4/22 (c)(d)	$200,000	$199,535
1.09%, 8/23/22 (c)	100,000	99,664
1.13%, 8/30/22 (c)(d)	100,000	99,633
1.40%, 10/27/22 (c)	325,000	322,805
U.S. Treasury Notes,
0.13%, 5/31/22 - 12/31/22	450,000	449,103
0.82%, 4/30/24 (b)(d)	75,000	75,000
3 Month Treasury Money Market Yield - 0.02%, 0.88%, 1/31/24 (b)	325,750	325,925
3 Month Treasury Money Market Yield + 0.03%, 0.92%, 7/31/23 (b)	25,000	25,031
3 Month Treasury Money Market Yield + 0.04%, 0.93%, 10/31/23 (b)	150,000	150,295
3 Month Treasury Money Market Yield + 0.05%, 0.94%, 1/31/23 (b)	17,000	17,005
3 Month Treasury Money Market Yield + 0.06%, 0.95%, 7/31/22 - 10/31/22 (b)	168,000	168,000
1.75%, 5/31/22	32,055	32,089
2.00%, 2/15/23	50,000	50,394
Total U.S. Treasury Securities (Cost $4,829,193)		4,829,193
Repurchase Agreement (3.9%)
Federal Reserve Bank of New York, (0.30%, dated 4/29/22, due 5/2/22; proceeds $550,014; fully collateralized by an U.S. Government obligation, 0.25% due 5/15/24; valued at $550,014) (Cost $550,000)	550,000	550,000
Total Investments (100.7%) (Cost $14,220,332) (e)(f)		14,220,332
Liabilities in Excess of Other Assets (-0.7%)		(95,606)
Net Assets (100.0%)		$14,124,726

(a)  Purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.

(b)  Floating or variable rate securities: The rates disclosed are as of April 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(c)  Rate shown is the yield to maturity at April 30, 2022.

(d)  All or a portion of the security is subject to delayed delivery.

(e)  Securities are available for collateral in connection with securities purchased on a forward commitment basis.

(f)  The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

FCPR  Federal Reserve Bank Prime Loan Rate U.S.

SOFR  Secured Overnight Financing Rate.

The accompanying notes are an integral part of the financial statements.

2022 Semi-Annual Report

April 30, 2022 (unaudited)

Portfolio of Investments (cont'd)

Government Securities Portfolio

Portfolio Composition

Classification	Percentage of Total Investments
U.S. Agency Securities	62.2%
U.S. Treasury Securities	33.9
Repurchase Agreement	3.9
Total Investments	100.0%

The accompanying notes are an integral part of the financial statements.

2022 Semi-Annual Report

April 30, 2022 (unaudited)

Portfolio of Investments

Treasury Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (75.8%)
Barclays Bank PLC, (0.05%, dated 4/29/22, due 5/2/22; proceeds $150,001; fully collateralized by various U.S. Government obligations, 0.00% - 1.63% due 8/4/22 - 2/15/26; valued at $153,001)	$150,000	$150,000
Barclays Bank PLC, (0.30%, dated 4/29/22, due 5/2/22; proceeds $100,003; fully collateralized by various U.S. Government obligations, 1.75% - 2.75% due 7/31/23 - 1/31/29; valued at $102,003)	100,000	100,000
BNP Paribas Securities Corp., (Interest in $650,000 joint repurchase agreement, 0.27% dated 4/29/22 under which BNP Paribas Securities Corp., will repurchase the securities provided as collateral for $650,015 on 5/2/22. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government obligations with various maturities to 8/15/48; valued at $663,000)	650,000	650,000
Credit Agricole Corporate and Investment Bank, (0.29%, dated 4/29/22, due 5/2/22; proceeds $140,003; fully collateralized by various U.S. Government obligations, 1.13% - 3.13% due 8/15/40 - 2/15/43; valued at $142,800)	140,000	140,000
Deutsche Bank Securities, Inc., (0.30%, dated 4/29/22, due 5/2/22; proceeds $200,005; fully collateralized by various U.S. Government obligations, 0.00% due 8/15/22 - 5/15/37; valued at $204,000)	200,000	200,000
Federal Reserve Bank of New York, (0.30%, dated 4/29/22, due 5/2/22; proceeds $25,200,630; fully collateralized by various U.S. Government obligations, 0.13% - 2.00% due 5/31/23 - 8/31/24; valued at $25,200,630)	25,200,000	25,200,000
Fixed Income Clearing Corp., (0.30%, dated 4/29/22, due 5/2/22; proceeds $1,000,025; fully collateralized by various U.S. Government obligations, 0.00% - 2.88% due 5/17/22 - 2/15/44; valued at $1,020,000)	1,000,000	1,000,000
Goldman Sachs & Co., (0.01%, dated 4/29/22, due 5/2/22; proceeds $200,000; fully collateralized by various U.S. Government obligations, 0.00% - 7.63% due 4/29/22 - 11/15/51; valued at $204,000)	200,000	200,000
Metlife Insurance Company, (0.31%, dated 4/29/22, due 5/2/22; proceeds $200,005; fully collateralized by various U.S. Government obligations, 0.00% due 8/15/22 - 5/15/37; valued at $204,000)	200,001	200,001
Natixis SA, (Interest in $900,000 joint repurchase agreement, 0.28% dated 4/29/22 under which Natixis SA, will repurchase the securities provided as collateral for $900,021 on 5/2/22. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government obligations with various maturities to 2/15/49; valued at $918,000)	667,000	667,000
	Face Amount (000)	Value (000)
Norinchukin Bank, (0.36%, dated 4/19/22, due 5/4/22; proceeds $250,038; fully collateralized by various U.S. Government obligations, 1.63% - 6.75% due 6/30/25 - 5/15/31; valued at $254,999)	$250,000	$250,000
Norinchukin Bank, (0.36%, dated 4/27/22, due 5/4/22; proceeds $48,003; fully collateralized by an U.S. Government obligation, 3.63% due 4/15/28; valued at $48,961)	48,000	48,000
Total Repurchase Agreements (Cost $28,805,001)		28,805,001
U.S. Treasury Securities (25.0%)
U.S. Treasury Bills,
0.08%, 10/6/22 (a)	250,000	249,910
0.56%, 7/12/22 (a)	650,000	649,290
0.68%, 7/19/22 (a)	495,000	494,287
0.69%, 9/1/22 (a)	1,550,000	1,546,456
0.73%, 9/8/22 (a)	1,400,000	1,396,430
0.81%, 9/15/22 (a)	200,000	199,380
0.87%, 9/22/22 (a)	300,000	298,981
1.09%, 8/23/22 (a)	75,000	74,744
1.13%, 8/30/22 (a)(b)	325,000	323,811
1.40%, 10/27/22 (a)	1,150,000	1,142,215
U.S. Treasury Notes,
0.13%, 2/28/23	50,000	49,657
0.82%, 4/30/24 (b)(c)	100,000	100,000
3 Month Treasury Money Market Yield - 0.02%, 0.88%, 1/31/24 (c)	1,370,000	1,370,718
3 Month Treasury Money Market Yield + 0.03%, 0.92%, 7/31/23 (c)	110,000	110,137
3 Month Treasury Money Market Yield + 0.06%, 0.95%, 10/31/22 (c)	700,000	699,982
1.63%, 11/15/22	150,000	150,281
2.00%, 11/30/22 - 2/15/23	350,000	352,462
2.63%, 2/28/23	300,000	304,125
Total U.S. Treasury Securities (Cost $9,512,866)		9,512,866
Total Investments (100.8%) (Cost $38,317,867) (d)(e)		38,317,867
Liabilities in Excess of Other Assets (-0.8%)		(301,853)
Net Assets (100.0%)		$38,016,014

(a)  Rate shown is the yield to maturity at April 30, 2022.

(b)  All or a portion of the security is subject to delayed delivery.

(c)  Floating or variable rate securities: The rates disclosed are as of April 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(d)  Securities are available for collateral in connection with securities purchased on a forward commitment basis.

(e)  The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

The accompanying notes are an integral part of the financial statements.

2022 Semi-Annual Report

April 30, 2022 (unaudited)

Portfolio of Investments (cont'd)

Treasury Portfolio

Portfolio Composition

Classification	Percentage of Total Investments
Repurchase Agreements	75.2%
U.S. Treasury Securities	24.8
Total Investments	100.0%

The accompanying notes are an integral part of the financial statements.

2022 Semi-Annual Report

April 30, 2022 (unaudited)

Portfolio of Investments

Treasury Securities Portfolio

	Face Amount (000)	Value (000)
U.S. Treasury Securities (102.7%)
U.S. Treasury Bills,
0.18%, 5/3/22 (a)	$6,090,000	$6,089,970
0.22%, 5/12/22 (a)	162,000	161,990
0.25%, 6/2/22 (a)	1,875,000	1,874,459
0.27%, 5/10/22 (a)	6,130,000	6,129,699
0.35%, 5/17/22 (a)	5,350,000	5,349,236
0.39%, 6/9/22 (a)	250,000	249,900
0.43%, 6/14/22 (a)(b)	500,000	499,749
0.44%, 6/16/22 (a)	4,150,000	4,147,730
0.45%, 5/19/22 (a)	548,700	548,586
0.48%, 5/24/22 - 6/7/22 (a)	4,204,000	4,202,739
0.49%, 6/23/22 (a)	150,000	149,896
0.53%, 5/31/22 (a)(b)	1,546,000	1,545,414
0.54%, 7/5/22 (a)	1,205,000	1,203,854
0.56%, 6/21/22 - 7/12/22 (a)	2,267,400	2,265,042
0.58%, 7/7/22 (a)	150,000	149,843
0.68%, 7/19/22 (a)	430,000	429,382
0.69%, 9/1/22 (a)	2,000,000	1,995,449
0.72%, 6/28/22 (a)(b)	799,800	798,917
0.72%, 7/26/22 (a)	212,200	211,844
0.73%, 9/8/22 (a)	1,200,000	1,196,942
0.81%, 9/15/22 (a)	100,000	99,690
0.87%, 9/22/22 (a)	400,000	398,645
1.09%, 8/23/22 (a)	600,000	597,973
1.13%, 8/30/22 (a)(b)	1,400,000	1,394,874
1.40%, 10/27/22 (a)	1,135,000	1,127,360
U.S. Treasury Notes,
0.13%, 5/31/22 - 12/31/22	944,000	942,722
0.82%, 4/30/24 (b)(c)	347,000	347,000
3 Month Treasury Money Market Yield - 0.02%, 0.88%, 1/31/24 (c)	1,537,000	1,537,816
3 Month Treasury Money Market Yield + 0.03%, 0.92%, 7/31/23 (c)	817,000	817,296
3 Month Treasury Money Market Yield + 0.04%, 0.93%, 10/31/23 (c)	220,000	220,323
3 Month Treasury Money Market Yield + 0.05%, 0.94%, 1/31/23 (c)	1,285,000	1,285,357
3 Month Treasury Money Market Yield + 0.06%, 0.95%, 7/31/22 - 10/31/22 (c)	1,875,000	1,875,125
1.88%, 5/31/22	500,000	500,584
2.13%, 5/15/22 - 6/30/22	350,000	350,412
2.63%, 2/28/23	50,000	50,687
Total Investments (102.7%) (Cost $50,746,505) (d)(e)		50,746,505
Liabilities in Excess of Other Assets (-2.7%)		(1,339,768)
Net Assets (100.0%)		$49,406,737

(a)  Rate shown is the yield to maturity at April 30, 2022.

(b)  All or a portion of the security is subject to delayed delivery.
(c)  Floating or variable rate securities: The rates disclosed are as of April 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(d)  Securities are available for collateral in connection with securities purchased on a forward commitment basis.

(e)  The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Portfolio Composition

Classification	Percentage of Total Investments
U.S. Treasury Securities	100.0%
Total Investments	100.0%

The accompanying notes are an integral part of the financial statements.

2022 Semi-Annual Report

April 30, 2022 (unaudited)

Portfolio of Investments

Tax-Exempt Portfolio

	Face Amount (000)	Value (000)
Tax-Exempt Instruments (103.5%)
Weekly Variable Rate Bonds (a) (57.7%)
Austin, TX, Water & Wastewater System Ser 2008 0.46%, 5/15/31	$10,000	$10,000
Colorado Springs, CO, Utilities System Sub Lien Ser 2005 A 0.46%, 11/1/35	11,000	11,000
Columbus, OH, Sewer Ser 2008 B 0.37%, 6/1/32	12,000	12,000
Harris County Cultural Education Facilities Finance Corp., TX, Ser 2020 B 0.35%, 12/1/59	3,150	3,150
Houston, TX, Combined Utility System Revenue Ser 2004 B2 0.44%, 5/15/34	2,200	2,200
Loudoun County Economic Development Authority, VA, Howard Hughes Medical Institute Ser 2003 A 0.43%, 2/15/38 (b)	10,000	10,000
Massachusetts Water Resources Authority, MA, Ser 2008 A-3 0.44%, 8/1/37	9,125	9,125
Montgomery, MD, General Obligation Bonds Consolidated Public Improvement Variable Rate Bonds 2017, Ser E 0.31%, 11/1/37	12,000	12,000
New York City Municipal Water Finance Authority, NY, Second General Fiscal 2010 Ser CC 0.42%, 6/15/41	13,000	13,000
New York State Energy Research & Development Authority, NY, Consolidated Edison Co. Ser 2005 Subser A-2 0.39%, 5/1/39	11,000	11,000
Pennsylvania Turnpike Commission, PA, Second Ser 2019 0.44%, 12/1/38	12,000	12,000
RBC Municipal Products Inc Trust, MO, Health and Educational Facilities Authority of the State of Missouri SSM Health Ser 2019 A Floater Certificates Ser 2019-C17 0.48%, 12/1/39 (c)	5,000	5,000
RBC Municipal Products Inc Trust, NY, New York City Variable Ser 2006 Subser I-5 Floater Certificates Ser 2019-E133 0.47%, 5/1/23 (c)	4,000	4,000
RBC Municipal Products Inc Trust, OK, Certificates E-140 0.47%, 10/1/24 (c)	4,000	4,000
RBC Municipal Products Inc Trust, SC, Transportation Infrastructure Bank Ser 2017 A, Floater Certificates Ser 2019-G109 0.64%, 10/1/25 (c)	3,500	3,500
RBC Municipal Products Inc Trust, TX, Certificates E-141 0.47%, 12/1/23 (c)	3,000	3,000
Certificates E-149 0.47%, 5/7/26 (c)	3,000	3,000
University of Texas Regents, TX, Financing System Ser 2008 B 0.44%, 8/1/39	9,650	9,650
	Face Amount (000)	Value (000)
Utah Water Finance Agency, UT, Ser 2008 B 0.50%, 10/1/37	$11,000	$11,000
Washington Suburban Sanitary Commission, MD, 2015 Ser B-3 BANs 0.47%, 6/1/23	9,000	9,000
Total Weekly Variable Rate Bonds (Cost $157,625)		157,625
Daily Variable Rate Bonds (a) (25.8%)
East Baton Rouge Parish Industrial Development Board Inc., LA, Exxon Mobil Corp. Ser 2010 A 0.32%, 8/1/35	12,000	12,000
Indiana Finance Authority, IN, Environmental Refunding Duke Energy Indiana, Inc. Ser 2009 A-4 0.37%, 12/1/39	10,300	10,300
Industrial Development Authority of the City of Phoenix (The), AZ, Ser B 0.32%, 11/15/52	3,600	3,600
Mississippi Business Finance Corp., MS, Gulf Opportunity Zone Industrial Development Revenue Bonds (Chevron U.S.A. Inc. Project) Series 2007 C 0.33%, 12/1/30	4,600	4,600
Chevron USA Ser 2010 G 0.33%, 11/1/35	7,125	7,125
Chevron USA Ser 2010 K 0.33%, 11/1/35	1,600	1,600
New York City Transitional Finance Authority, NY, Future Tax Fiscal 2003 Ser A Subser A4 0.32%, 11/1/29	12,000	12,000
Triborough Bridge & Tunnel Authority, NY, General Revenue Variable Rate Bonds, Subser 2003 B-1 0.36%, 1/1/33	6,000	6,000
University of California Regents, CA, Ser 2013 AL-3 0.26%, 5/15/48	10,000	10,000
Ser 2013 AL-4 0.26%, 5/15/48	3,200	3,200
Total Daily Variable Rate Bonds (Cost $70,425)		70,425
Commercial Paper (d) (7.7%)
California Statewide Communities Development Authority, CA, Revenue IAM Commercial Paper 3/A2 Ser K 0.20%, 7/6/22	10,000	9,986
Lincoln Nebraska Electric System Revenue, NE, Ser 1995 0.65%, 5/11/22	11,000	11,001
Total Commercial Paper (Cost $21,000)		20,987
Closed-End Investment Company (a) (4.0%)
Nuveen AMT-Free Municipal Credit Income Fund, OT, Ser 1 0.50%, 12/1/43 (c) (Cost $11,000)	11,000	11,000
Quarterly Variable Rate Bond (a) (3.7%)
Franklin County, OH, CHE Trinity Health Credit Group Ser 2013 0.23%, 12/1/46 (Cost $10,245)	10,245	10,245

The accompanying notes are an integral part of the financial statements.

2022 Semi-Annual Report

April 30, 2022 (unaudited)

Portfolio of Investments (cont'd)

Tax-Exempt Portfolio

	Face Amount (000)	Value (000)
Floating Rate Note (a) (2.4%)
New York City Trust Cultural Resources Revenue, NY, American Museum of Natural History, Ser 2014 B1 0.59%, 12/29/22 (Cost $6,650)	$6,650	$6,650
Municipal Bond & Note (2.2%)
Union Township Various Purpose General Obligation, OH, Series 2021 BANs 0.50%, 8/31/22 (Cost $6,083)	6,075	6,056
Total Investments (103.5%) (Cost $283,028) (e)(f)		282,988
Liabilities in Excess of Other Assets (-3.5%)		(9,566)
Net Assets (100.0%)		$273,422

(a)  Floating or variable rate securities: The rates disclosed are as of April 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(b)  All or a portion of the security is subject to delayed delivery.

(c)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(d)  The rates shown are the effective yields at the date of purchase.

(e)  At April 30, 2022, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $0 and the aggregate gross unrealized depreciation is approximately $40,000, resulting in net unrealized depreciation of approximately $40,000.

(f)  Securities are available for collateral in connection with securities purchased on a forward commitment basis.

AMT  Alternative Minimum Tax.

BANs  Bond Anticipation Notes.

Portfolio Composition

Classification	Percentage of Total Investments
Weekly Variable Rate Bonds	55.7%
Daily Variable Rate Bonds	24.9
Other*	12.0
Commercial Paper	7.4
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

State/Territory	Value (000)	Percent of Net Assets
New York	$52,650	19.3%
Texas	31,000	11.3
Ohio	28,301	10.3
California	23,186	8.5
Maryland	21,000	7.7
Mississippi	13,325	4.9
Louisiana	12,000	4.4
Pennsylvania	12,000	4.4
Nebraska	11,001	4.0
Colorado	11,000	4.0
Other	11,000	4.0
Utah	11,000	4.0
Indiana	10,300	3.8
Virginia	10,000	3.7
Massachusetts	9,125	3.3
Missouri	5,000	1.8
Oklahoma	4,000	1.5
Arizona	3,600	1.3
South Carolina	3,500	1.3
	$282,988	103.5%

The accompanying notes are an integral part of the financial statements.

2022 Semi-Annual Report

April 30, 2022 (unaudited)

Statements of Assets and Liabilities

	ESG Money Market Portfolio (000)		Prime Portfolio (000)		Government Portfolio (000)		Government Securities Portfolio (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Cost	$4,206,819		$11,767,715		$152,111,713		$14,220,332
Total Investments in Securities, at Value(1)	4,206,306		11,765,452		152,111,713		14,220,332
Cash	625		954		370,682		278,835
Interest Receivable	1,032		3,237		34,568		3,856
Receivable for Investments Sold	—		265,737		900,384		403,563
Other Assets	421		883		7,816		1,824
Total Assets	4,208,384		12,036,263		153,425,163		14,908,410
Liabilities:
Payable for Investments Purchased	15,011		—		2,097,282		777,972
Dividends Payable	353		1,332		17,317		122
Payable for Advisory Fees	272		714		9,393		1,783
Payable for Administration Fees	162		554		5,935		686
Payable for Custodian Fees	41		126		719		65
Payable for Portfolio Shares Redeemed	21		48		207		—
Payable for Professional Fees	53		69		52		49
Payable for Transfer Agency Fees	24		26		26		5
Payable for Administration Plan Fees — Institutional Select Class	—	@	—	@	1,046		—	@
Payable for Administration Plan Fees — Investor Class	—		—		159		—	@
Payable for Administration Plan Fees — Administrative Class	—		—		43		—	@
Payable for Service and Shareholder Administration Plan Fees — Advisory Class	—	@	—	@	329		7
Payable for Distribution Plan and Shareholder Service Plan Fees — Participant Class	—	@	—		399		2,527
Payable for Distribution Plan and Shareholder Service Plan Fees — Cash Management Class	1		1		—	@	—	@
Payable for Distribution Plan and Shareholder Service Plan Fees — Select Class	—		—		—	@	—
Other Liabilities	107		501		3,142		468
Total Liabilities	16,045		3,371		2,136,049		783,684
Net Assets	$4,192,339		$12,032,892		$151,289,114		$14,124,726
Net Assets Consist of:
Paid-in-Capital	$4,193,709		$12,050,579		$151,292,241		$14,125,541
Total Accumulated Loss	(1,370)		(17,687)		(3,127)		(815)
Net Assets	$4,192,339		$12,032,892		$151,289,114		$14,124,726
(1) Including: Repurchase Agreements, at Value	$1,063,000		$3,964,000		$114,857,408		$550,000

The accompanying notes are an integral part of the financial statements.

2022 Semi-Annual Report

April 30, 2022 (unaudited)

Statements of Assets and Liabilities (cont'd)

	ESG Money Market Portfolio (000)	Prime Portfolio (000)	Government Portfolio (000)	Government Securities Portfolio (000)
INSTITUTIONAL CLASS:
Net Assets	$3,933,806	$12,020,243	$121,475,967	$843,139
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	3,930,890,686	12,021,464,414	121,478,084,654	843,136,329
Net Asset Value, Offering and Redemption Price Per Share	$1.0007	$0.9999	$1.000	$1.000
INSTITUTIONAL SELECT CLASS:
Net Assets	$51	$5,725	$23,518,839	$51
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	51,260	5,727,722	23,519,067,607	50,995
Net Asset Value, Offering and Redemption Price Per Share	$1.0005	$0.9996	$1.000	$1.000
INVESTOR CLASS:
Net Assets	$—	$—	$1,834,667	$51
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	—	—	1,834,767,164	50,962
Net Asset Value, Offering and Redemption Price Per Share	$—	$—	$1.000	$1.000
ADMINISTRATIVE CLASS:
Net Assets	$—	$—	$334,643	$51
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	—	—	334,652,317	50,928
Net Asset Value, Offering and Redemption Price Per Share	$—	$—	$1.000	$1.000
ADVISORY CLASS:
Net Assets	$51	$1,660	$1,611,126	$40,701
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	51,050	1,659,545	1,611,191,139	40,701,300
Net Asset Value, Offering and Redemption Price Per Share	$1.0009	$1.0001	$1.000	$1.000
PARTICIPANT CLASS:
Net Assets	$51	$—	$2,225,223	$13,240,409
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	50,917	—	2,225,266,766	13,240,311,090
Net Asset Value, Offering and Redemption Price Per Share	$1.0005	$—	$1.000	$1.000
CASH MANAGEMENT CLASS:
Net Assets	$8,141	$5,214	$3,337	$324
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	8,136,677	5,215,648	3,337,178	324,228
Net Asset Value, Offering and Redemption Price Per Share	$1.0005	$0.9997	$1.000	$1.000
SELECT CLASS:
Net Assets	$—	$—	$51	$—
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	—	—	50,613	—
Net Asset Value, Offering and Redemption Price Per Share	$—	$—	$1.000	$—
CASTLEOAK SHARES CLASS
Net Assets	$250,239	$—	$285,211	$—
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	250,051,068	—	285,213,555	—
Net Asset Value, Offering and Redemption Price Per Share	$1.0008	$—	$1.000	$—
IMPACT CLASS
Net Assets	$—	$50	$50	$—
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000''s)	—	50,015	50,000	—
Net Asset Value, Offering and Redemption Price Per Share	$—	$0.9999	$1.000	$—

The accompanying notes are an integral part of the financial statements.

2022 Semi-Annual Report

April 30, 2022 (unaudited)

Statements of Assets and Liabilities

	Treasury Portfolio (000)		Treasury Securities Portfolio (000)		Tax-Exempt Portfolio (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Cost	$38,317,867		$50,746,505		$283,028
Total Investments in Securities, at Value(1)	38,317,867		50,746,505		282,988
Cash	—		1,589,333		106
Interest Receivable	7,938		22,843		119
Receivable for Investments Sold	124,595		1,644,328		—
Due from Adviser	—		—		11
Other Assets	1,765		2,057		288
Total Assets	38,452,165		54,005,066		283,512
Liabilities:
Payable for Investments Purchased	423,815		4,585,971		10,000
Payable for Advisory Fees	4,503		4,850		—
Dividends Payable	2,255		3,620		14
Payable for Administration Fees	1,708		2,133		—
Bank Overdraft	1,430		—		—
Payable for Custodian Fees	247		394		5
Payable for Portfolio Shares Redeemed	25		114		2
Payable for Professional Fees	40		46		37
Payable for Transfer Agency Fees	15		17		10
Payable for Administration Plan Fees — Institutional Select Class	610		21		—	@
Payable for Administration Plan Fees — Investor Class	12		—	@	—
Payable for Administration Plan Fees — Administrative Class	—	@	2		—
Payable for Service and Shareholder Administration Plan Fees — Advisory Class	100		6		—
Payable for Distribution Plan and Shareholder Service Plan Fees — Participant Class	461		—	@	—
Payable for Distribution Plan and Shareholder Service Plan Fees — Cash Management Class	2		1		—	@
Payable for Distribution Plan and Shareholder Service Plan Fees — Select Class	—	@	—	@	—
Other Liabilities	928		1,154		22
Total Liabilities	436,151		4,598,329		10,090
Net Assets	$38,016,014		$49,406,737		$273,422
Net Assets Consist of:
Paid-in-Capital	$38,016,743		$49,407,404		$273,485
Total Accumulated Loss	(729)		(667)		(63)
Net Assets	$38,016,014		$49,406,737		$273,422
(1) Including: Repurchase Agreements, at Value	$28,805,001		$—		$—

The accompanying notes are an integral part of the financial statements.

2022 Semi-Annual Report

April 30, 2022 (unaudited)

Statements of Assets and Liabilities (cont'd)

	Treasury Portfolio (000)	Treasury Securities Portfolio (000)	Tax-Exempt Portfolio (000)
INSTITUTIONAL CLASS:
Net Assets	$22,110,005	$48,882,146	$269,871
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	22,110,268,939	48,882,842,116	269,892,221
Net Asset Value, Offering and Redemption Price Per Share	$1.000	$1.000	$0.9999
INSTITUTIONAL SELECT CLASS:
Net Assets	$13,188,764	$477,424	$51
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	13,188,932,634	477,374,936	50,753
Net Asset Value, Offering and Redemption Price Per Share	$1.000	$1.000	$0.9999
INVESTOR CLASS:
Net Assets	$120,374	$51	$—
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	120,374,504	50,953	—
Net Asset Value, Offering and Redemption Price Per Share	$1.000	$1.000	$—
ADMINISTRATIVE CLASS:
Net Assets	$3,280	$12,764	$—
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	3,279,717	12,763,835	—
Net Asset Value, Offering and Redemption Price Per Share	$1.000	$1.000	$—
ADVISORY CLASS:
Net Assets	$559,793	$24,350	$—
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	559,809,818	24,350,202	—
Net Asset Value, Offering and Redemption Price Per Share	$1.000	$1.000	$—
PARTICIPANT CLASS:
Net Assets	$2,020,088	$269	$—
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	2,020,202,081	269,223	—
Net Asset Value, Offering and Redemption Price Per Share	$1.000	$1.000	$—
CASH MANAGEMENT CLASS:
Net Assets	$13,659	$9,682	$3,500
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	13,656,234	9,683,885	3,500,196
Net Asset Value, Offering and Redemption Price Per Share	$1.000	$1.000	$1.0000
SELECT CLASS:
Net Assets	$51	$51	$—
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	50,574	50,558	—
Net Asset Value, Offering and Redemption Price Per Share	$1.000	$1.000	$—

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2022 Semi-Annual Report

April 30, 2022 (unaudited)

Statements of Operations

	ESG Money Market Portfolio (000)		Prime Portfolio (000)	Government Portfolio (000)	Government Securities Portfolio (000)
Investment Income:
Interest	$4,941		$18,894	$111,427	$12,774
Expenses:
Advisory Fees (Note B)	2,824		10,882	110,059	13,762
Administration Fees (Note C)	941		3,627	36,686	4,587
Registration Fees	154		216	3,282	1,032
Transfer Agency Fees (Note E)	71		78	82	13
Professional Fees	62		67	79	58
Custodian Fees (Note F)	51		159	1,233	127
Trustees' Fees and Expenses	21		86	760	95
Shareholder Reporting Fees	7		7	31	14
Administration Plan Fees — Institutional Select Class (Note D)	—	@	1	6,183	—	@
Administration Plan Fees — Investor Class (Note D)	—		—	859	—	@
Administration Plan Fees — Administrative Class (Note D)	—		—	264	—	@
Service and Shareholder Administration Plan Fees — Advisory Class (Note D)	—	@	2	2,154	54
Distribution Plan and Shareholder Services Plan Fees — Participant Class (Note D)	—	@	—	5,358	43,112
Distribution Plan and Shareholder Services Plan Fees — Cash Management Class (Note D)	6		4	3	—	@
Distribution Plan and Shareholder Services Plan Fees — Select Class (Note D)	—		—	— @	—
Pricing Fees	3		14	11	5
Other Expenses	45		114	443	88
Total Expenses	4,185		15,257	167,487	62,947
Waiver of Advisory Fees (Note B)	(1,488)		(5,774)	(93,782)	(10,523)
Waiver of Administration Fees (Note C)	—		—	(6,756)	(1,083)
Waiver of Administration Plan Fees — Institutional Select Class (Note D)	(—	@)	(1)	(4,624)	(—	@)
Waiver of Administration Plan Fees — Investor Class (Note D)	—		—	(625)	(—	@)
Waiver of Administration Plan Fees — Administrative Class (Note D)	—		—	(201)	(—	@)
Waiver of Service and Shareholder Administration Plan Fees — Advisory Class (Note D)	(—	@)	(2)	(1,711)	(44)
Waiver of Distribution Plan and Shareholder Services Plan Fees — Participant Class (Note D)	(—	@)	—	(4,807)	(39,660)
Waiver of Distribution Plan and Shareholder Services Plan Fees — Cash Management Class (Note D)	(5)		(3)	(2)	(—	@)
Waiver of Distribution Plan and Shareholder Services Plan Fees — Select Class (Note D)	—		—	(— @)	—
Net Expenses	2,692		9,477	54,979	11,637
Net Investment Income	2,249		9,417	56,448	1,137
Realized Gain (Loss):
Investments Sold	—	@	(60)	(2,399)	(277)
Change in Unrealized Appreciation (Depreciation):
Investments	(699)		(3,087)	—	—
Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	(699)		(3,147)	(2,399)	(277)
Net Increase in Net Assets Resulting from Operations	$1,550		$6,270	$54,049	$860

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2022 Semi-Annual Report

April 30, 2022 (unaudited)

Statements of Operations

	Treasury Portfolio (000)	Treasury Securities Portfolio (000)	Tax-Exempt Portfolio (000)
Investment Income:
Interest	$30,418	$39,995	$229
Expenses:
Advisory Fees (Note B)	31,659	40,594	181
Administration Fees (Note C)	10,553	13,531	60
Registration Fees	542	627	125
Custodian Fees (Note F)	346	485	5
Trustees' Fees and Expenses	224	282	4
Professional Fees	55	65	54
Transfer Agency Fees (Note E)	38	46	30
Shareholder Reporting Fees	11	16	3
Administration Plan Fees — Institutional Select Class (Note D)	3,801	164	— @
Administration Plan Fees — Investor Class (Note D)	52	— @	—
Administration Plan Fees — Administrative Class (Note D)	2	13	—
Service and Shareholder Administration Plan Fees — Advisory Class (Note D)	712	71	—
Distribution Plan and Shareholder Services Plan Fees — Participant Class (Note D)	8,879	— @	—
Distribution Plan and Shareholder Services Plan Fees — Cash Management Class (Note D)	11	7	3
Distribution Plan and Shareholder Services Plan Fees — Select Class (Note D)	— @	— @	—
Pricing Fees	4	3	2
Other Expenses	174	231	32
Total Expenses	57,063	56,135	499
Waiver of Advisory Fees (Note B)	(24,235)	(30,268)	(181)
Expenses Reimbursed by Adviser (Note B)	—	—	(123)
Waiver of Administration Fees (Note C)	(884)	(1,483)	(60)
Waiver of Administration Plan Fees — Institutional Select Class (Note D)	(2,887)	(131)	(— @)
Waiver of Administration Plan Fees — Investor Class (Note D)	(34)	(— @)	—
Waiver of Administration Plan Fees — Administrative Class (Note D)	(2)	(10)	—
Waiver of Service and Shareholder Administration Plan Fees — Advisory Class (Note D)	(570)	(63)	—
Waiver of Distribution Plan and Shareholder Services Plan Fees — Participant Class (Note D)	(8,194)	(— @)	—
Waiver of Distribution Plan and Shareholder Services Plan Fees — Cash Management Class (Note D)	(9)	(5)	(2)
Waiver of Distribution Plan and Shareholder Services Plan Fees — Select Class (Note D)	(— @)	(— @)	—
Net Expenses	20,248	24,175	133
Net Investment Income	10,170	15,820	96
Realized Gain (Loss):
Investments Sold	(298)	(298)	— @
Change in Unrealized Appreciation (Depreciation):
Investments	—	—	(38)
Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	(298)	(298)	(38)
Net Increase in Net Assets Resulting from Operations	$9,872	$15,522	$58

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2022 Semi-Annual Report

April 30, 2022 (unaudited)

Statements of Changes in Net Assets

	ESG Money Market Portfolio			Prime Portfolio
	Six Months Ended April 30, 2022 (unaudited) (000)		Year Ended October 31, 2021 (000)	Six Months Ended April 30, 2022 (unaudited) (000)	Year Ended October 31, 2021 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$2,249		$2,152	$9,417	$11,345
Net Realized Gain (Loss)	—	@	576	(60)	2,876
Net Change in Unrealized Appreciation (Depreciation)	(699)		(795)	(3,087)	(3,111)
Net Increase in Net Assets Resulting from Operations	1,550		1,933	6,270	11,110
Dividends and Distributions to Shareholders:
Institutional Class	(2,094)		(2,097)	(9,411)	(11,337)
Institutional Select Class	(—	@)	(— @)	(3)	(6)
Advisory Class	(—	@)	(— @)	(1)	(— @)
Participant Class	(—	@)	(— @)	—	—
Cash Management Class	(3)		(3)	(2)	(2)
CastleOak Shares Class	(152)		(52)	—	—
Impact Class	—		—	(— @)	—
Total Dividends and Distributions to Shareholders	(2,249)		(2,152)	(9,417)	(11,345)
Capital Share Transactions:(1)
Institutional Class:
Subscribed	5,396,192		9,369,299	27,908,367	68,960,592
Distributions Reinvested	1,388		1,693	6,265	7,166
Redeemed	(4,754,429)		(10,222,329)	(32,664,008)	(72,425,275)
Institutional Select Class:
Distributions Reinvested	—	@	— @	3	6
Redeemed	—		—	—	(18,325)
Advisory Class:
Subscribed	—		—	5,391	1,607
Distributions Reinvested	—	@	— @	1	— @
Redeemed	—		—	(5,390)	—
Participant Class:
Distributions Reinvested	—	@	— @	—	—
Cash Management Class:
Subscribed	—	@	—	— @	—
Distributions Reinvested	3		3	3	2
Redeemed	(202)		(445)	(131)	(232)
CastleOak Shares Class:
Subscribed	—		255,100 *	—	—
Distributions Reinvested	149		52 *	—	—
Redeemed	(5,000)		—	—	—
Impact Class:
Subscribed	—		—	50 **	—
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	638,101		(596,627)	(4,749,449)	(3,474,459)
Total Increase (Decrease) in Net Assets	637,402		(596,846)	(4,752,596)	(3,474,694)
Net Assets:
Beginning of Period	3,554,937		4,151,783	16,785,488	20,260,182
End of Period	$4,192,339		$3,554,937	$12,032,892	$16,785,488

The accompanying notes are an integral part of the financial statements.

2022 Semi-Annual Report

April 30, 2022 (unaudited)

Statements of Changes in Net Assets (cont'd)

	ESG Money Market Portfolio				Prime Portfolio
	Six Months Ended April 30, 2022 (unaudited) (000)		Year Ended October 31, 2021 (000)		Six Months Ended April 30, 2022 (unaudited) (000)	Year Ended October 31, 2021 (000)
(1) Capital Share Transactions:
Institutional Class:
Shares Subscribed	5,391,965		9,360,225		27,908,927	68,947,811
Shares Issued on Distributions Reinvested	1,387		1,692		6,266	7,165
Shares Redeemed	(4,750,732)		(10,212,389)		(32,664,191)	(72,412,511)
Net Increase (Decrease) in Institutional Class Shares Outstanding	642,620		(850,472)		(4,748,998)	(3,457,535)
Institutional Select Class:
Shares Issued on Distributions Reinvested	—	@@	—	@@	3	6
Shares Redeemed	—		—		—	(18,328)
Net Increase (Decrease) in Institutional Select Class Shares Outstanding	—	@@	—	@@	3	(18,322)
Advisory Class:
Shares Subscribed	—		—		5,394	1,608
Shares Issued on Distributions Reinvested	—	@@	—	@@	1	— @@
Shares Redeemed	—		—		(5,394)	—
Net Increase in Advisory Class Shares Outstanding	—	@@	—	@@	1	1,608
Participant Class:
Shares Issued on Distributions Reinvested	—	@@	—	@@	—	—
Cash Management Class:
Shares Subscribed	—	@@	—		— @@	—
Shares Issued on Distributions Reinvested	3		3		3	2
Shares Redeemed	(202)		(445)		(131)	(232)
Net Decrease in Cash Management Class Shares Outstanding	(199)		(442)		(128)	(230)
CastleOak Shares Class:
Shares Subscribed	—		254,845	*	—	—
Shares Issued on Distributions Reinvested	149		52	*	—	—
Shares Redeemed	(4,996)		—		—	—
Net Increase (Decrease) in CastleOak Shares Class Shares Outstanding	(4,847)		254,897		—	—
Impact Class:
Shares Subscribed	—		—		50 **	—

*  For the period May 4, 2021 through October 31, 2021.

**  For the period March 29, 2022 through April 30, 2022.

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.

2022 Semi-Annual Report

April 30, 2022 (unaudited)

Statements of Changes in Net Assets

	Government Portfolio		Government Securities Portfolio
	Six Months Ended April 30, 2022 (unaudited) (000)	Year Ended October 31, 2021 (000)	Six Months Ended April 30, 2022 (unaudited) (000)	Year Ended October 31, 2021 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$56,448	$32,498	$1,137	$1,162
Net Realized Gain (Loss)	(2,399)	598	(277)	20
Net Increase in Net Assets Resulting from Operations	54,049	33,096	860	1,182
Dividends and Distributions to Shareholders:
Institutional Class	(46,349)	(26,925)	(236)	(87)
Institutional Select Class	(8,774)	(4,155)	(— @)	(—	@)
Investor Class	(523)	(421)	(— @)	(—	@)
Administrative Class	(79)	(52)	(— @)	(—	@)
Advisory Class	(273)	(415)	(2)	(4)
Participant Class	(335)	(467)	(899)	(1,071)
Cash Management Class	(1)	(1)	(— @)	(—	@)
Select Class	(— @)	(— @)	—	—
CastleOak Shares Class	(114)	(62)	—	—
Impact Class	(— @)	—	—	—
Total Dividends and Distributions to Shareholders	(56,448)	(32,498)	(1,137)	(1,162)
Capital Share Transactions:(1)
Institutional Class:
Subscribed	512,661,501	896,991,087	3,746,536	5,918,818
Distributions Reinvested	15,126	9,224	64	50
Redeemed	(516,642,279)	(846,915,030)	(4,525,710)	(4,703,199)
Institutional Select Class:
Subscribed	24,925,320	38,654,765	—	—
Distributions Reinvested	8,274	4,058	— @	—	@
Redeemed	(23,993,372)	(26,542,821)	—	—
Investor Class:
Subscribed	2,193,481	2,958,446	—	45
Distributions Reinvested	— @	5	— @	—	@
Redeemed	(1,792,263)	(3,034,451)	—	(45)
Administrative Class:
Subscribed	164,026	479,028	—	—
Distributions Reinvested	14	19	— @	—	@
Redeemed	(186,949)	(282,894)	—	—
Advisory Class:
Subscribed	3,838,282	7,196,937	29,313	56,436
Distributions Reinvested	20	57	— @	—	@
Redeemed	(4,021,310)	(6,546,760)	(27,812)	(57,138)
Participant Class:
Subscribed	4,150,756	2,012,230	65,839,864	115,867,925
Distributions Reinvested	— @	— @	886	1,071
Redeemed	(4,008,369)	(1,600,416)	(68,549,471)	(106,469,146)
Cash Management Class:
Distributions Reinvested	1	1	— @	—	@
Redeemed	(1,061)	(308)	(32)	—
Select Class:
Distributions Reinvested	— @	— @	—	—
CastleOak Shares Class:
Subscribed	118,400	671,753 *	—	—
Distributions Reinvested	100	60 *	—	—
Redeemed	(205,050)	(300,050)*	—	—
Impact Class:
Subscribed	50 **	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(2,775,302)	63,754,940	(3,486,362)	10,614,817
Total Increase (Decrease) in Net Assets	(2,777,701)	63,755,538	(3,486,639)	10,614,837
Net Assets:
Beginning of Period	154,066,815	90,311,277	17,611,365	6,996,528
End of Period	$151,289,114	$154,066,815	$14,124,726	$17,611,365

The accompanying notes are an integral part of the financial statements.

2022 Semi-Annual Report

April 30, 2022 (unaudited)

Statements of Changes in Net Assets (cont'd)

	Government Portfolio		Government Securities Portfolio
	Six Months Ended April 30, 2022 (unaudited) (000)	Year Ended October 31, 2021 (000)	Six Months Ended April 30, 2022 (unaudited) (000)		Year Ended October 31, 2021 (000)
(1) Capital Share Transactions:
Institutional Class:
Shares Subscribed	512,661,501	896,991,087	3,746,536		5,918,818
Shares Issued on Distributions Reinvested	15,126	9,224	64		50
Shares Redeemed	(516,642,279)	(846,915,030)	(4,525,710)		(4,703,199)
Net Increase (Decrease) in Institutional Class Shares Outstanding	(3,965,652)	50,085,281	(779,110)		1,215,669
Institutional Select Class:
Shares Subscribed	24,925,320	38,654,765	—		—
Shares Issued on Distributions Reinvested	8,274	4,058	—	@@	—	@@
Shares Redeemed	(23,993,372)	(26,542,821)	—		—
Net Increase in Institutional Select Class Shares Outstanding	940,222	12,116,002	—	@@	—	@@
Investor Class:
Shares Subscribed	2,193,481	2,958,446	—		45
Shares Issued on Distributions Reinvested	— @@	5	—	@@	—	@@
Shares Redeemed	(1,792,263)	(3,034,451)	—		(45)
Net Increase (Decrease) in Investor Class Shares Outstanding	401,218	(76,000)	—	@@	—	@@
Administrative Class:
Shares Subscribed	164,026	479,028	—		—
Shares Issued on Distributions Reinvested	14	19	—	@@	—	@@
Shares Redeemed	(186,949)	(282,894)	—		—
Net Increase (Decrease) in Administrative Class Shares Outstanding	(22,909)	196,153	—	@@	—	@@
Advisory Class:
Shares Subscribed	3,838,282	7,196,937	29,313		56,436
Shares Issued on Distributions Reinvested	20	57	—	@@	—	@@
Shares Redeemed	(4,021,310)	(6,546,760)	(27,812)		(57,138)
Net Increase (Decrease) in Advisory Class Shares Outstanding	(183,008)	650,234	1,501		(702)
Participant Class:
Shares Subscribed	4,150,756	2,012,230	65,839,864		115,867,925
Shares Issued on Distributions Reinvested	— @	— @@	886		1,071
Shares Redeemed	(4,008,369)	(1,600,416)	(68,549,471)		(106,469,146)
Net Increase (Decrease) in Participant Class Shares Outstanding	142,387	411,814	(2,708,721)		9,399,850
Cash Management Class:
Shares Issued on Distributions Reinvested	1	1	—	@@	—	@@
Shares Redeemed	(1,061)	(308)	(32)		—
Net Increase (Decrease) in Cash Management Class Shares Outstanding	(1,060)	(307)	(32)		—	@@
Select Class:
Shares Issued on Distributions Reinvested	— @@	— @@	—		—
CastleOak Shares Class:
Shares Subscribed	118,400	671,753 *	—		—
Shares Issued on Distributions Reinvested	100	60 *	—		—
Shares Redeemed	(205,050)	(300,050)*	—		—
Net Increase (Decrease) in CastleOak Shares Class Shares Outstanding	(86,550)	371,763	—		—
Impact Class:
Shares Subscribed	50 **	—	—		—

*  For the period May 4, 2021 through October 31, 2021.

**  For the period March 29, 2022 through April 30, 2022.

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.

2022 Semi-Annual Report

April 30, 2022 (unaudited)

Statements of Changes in Net Assets

	Treasury Portfolio		Treasury Securities Portfolio
	Six Months Ended April 30, 2022 (unaudited) (000)	Year Ended October 31, 2021 (000)	Six Months Ended April 30, 2022 (unaudited) (000)	Year Ended October 31, 2021 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$10,170	$3,759	$15,820	$5,640
Net Realized Gain (Loss)	(298)	823	(298)	672
Net Increase in Net Assets Resulting from Operations	9,872	4,582	15,522	6,312
Dividends and Distributions to Shareholders:
Institutional Class	(6,616)	(2,138)	(15,686)	(5,382)
Institutional Select Class	(3,325)	(1,238)	(128)	(254)
Investor Class	(22)	(4)	(— @)	(— @)
Administrative Class	(— @)	(— @)	(2)	(1)
Advisory Class	(28)	(63)	(3)	(2)
Participant Class	(178)	(314)	(— @)	(— @)
Cash Management Class	(1)	(2)	(1)	(1)
Select Class	(— @)	(— @)	(— @)	(— @)
Total Dividends and Distributions to Shareholders	(10,170)	(3,759)	(15,820)	(5,640)
Capital Share Transactions:(1)
Institutional Class:
Subscribed	81,748,776	114,433,633	91,624,021	182,228,942
Distributions Reinvested	2,947	987	9,994	3,604
Redeemed	(81,109,935)	(115,233,317)	(95,267,111)	(175,364,321)
Institutional Select Class:
Subscribed	5,518,235	21,448,814	109,415	139,980
Distributions Reinvested	3,255	1,240	113	241
Redeemed	(7,211,353)	(16,578,796)	(684,959)	(3,205,502)
Investor Class:
Subscribed	329,569	71,168	—	— @
Distributions Reinvested	6	1	— @	— @
Redeemed	(235,913)	(80,040)	—	—
Administrative Class:
Subscribed	644	379	96	21,602
Distributions Reinvested	— @	— @	— @	— @
Redeemed	(659)	(520)	(6,300)	(4,658)
Advisory Class:
Subscribed	1,477,213	3,251,732	793,201	406,963
Distributions Reinvested	4	8	1	2
Redeemed	(1,428,985)	(3,316,138)	(807,810)	(385,194)
Participant Class:
Subscribed	3,017,097	5,287,892	199	622
Distributions Reinvested	— @	— @	— @	— @
Redeemed	(3,995,729)	(4,672,745)	(189)	(938)
Cash Management Class:
Subscribed	— @	—	— @	—
Distributions Reinvested	1	2	1	1
Redeemed	(3,754)	(154)	(240)	(1,189)
Select Class:
Distributions Reinvested	— @	— @	— @	— @
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(1,888,581)	4,614,146	(4,229,568)	3,840,155
Total Increase (Decrease) in Net Assets	(1,888,879)	4,614,969	(4,229,866)	3,840,827
Net Assets:
Beginning of Period	39,904,893	35,289,924	53,636,603	49,795,776
End of Period	$38,016,014	$39,904,893	$49,406,737	$53,636,603
The accompanying notes are an integral part of the financial statements.

2022 Semi-Annual Report

April 30, 2022 (unaudited)

Statements of Changes in Net Assets (cont'd)

	Treasury Portfolio		Treasury Securities Portfolio
	Six Months Ended April 30, 2022 (unaudited) (000)	Year Ended October 31, 2021 (000)	Six Months Ended April 30, 2022 (unaudited) (000)	Year Ended October 31, 2021 (000)
(1) Capital Share Transactions:
Institutional Class:
Shares Subscribed	81,748,776	114,433,633	91,624,021	182,228,942
Shares Issued on Distributions Reinvested	2,947	987	9,994	3,604
Shares Redeemed	(81,109,935)	(115,233,317)	(95,267,111)	(175,364,321)
Net Increase (Decrease) in Institutional Class Shares Outstanding	641,788	(798,697)	(3,633,096)	6,868,225
Institutional Select Class:
Shares Subscribed	5,518,235	21,448,816	109,415	139,980
Shares Issued on Distributions Reinvested	3,255	1,238	113	241
Shares Redeemed	(7,211,353)	(16,578,796)	(684,959)	(3,205,502)
Net Increase (Decrease) in Institutional Select Class Shares Outstanding	(1,689,863)	4,871,258	(575,431)	(3,065,281)
Investor Class:
Shares Subscribed	329,569	71,168	—	— @@
Shares Issued on Distributions Reinvested	6	1	— @@	— @@
Shares Redeemed	(235,913)	(80,040)	—	—
Net Increase (Decrease) in Investor Class Shares Outstanding	93,662	(8,871)	— @@	— @@
Administrative Class:
Shares Subscribed	644	379	96	21,602
Shares Issued on Distributions Reinvested	— @@	— @@	— @@	— @@
Shares Redeemed	(659)	(520)	(6,300)	(4,658)
Net Decrease in Administrative Class Shares Outstanding	(15)	(141)	(6,204)	16,944
Advisory Class:
Shares Subscribed	1,477,213	3,251,732	793,201	406,963
Shares Issued on Distributions Reinvested	4	8	1	2
Shares Redeemed	(1,428,985)	(3,316,138)	(807,810)	(385,194)
Net Increase (Decrease) in Advisory Class Shares Outstanding	48,232	(64,398)	(14,608)	21,771
Participant Class:
Shares Subscribed	3,017,097	5,287,892	199	622
Shares Issued on Distributions Reinvested	— @@	— @@	— @@	— @@
Shares Redeemed	(3,995,729)	(4,672,745)	(189)	(938)
Net Increase (Decrease) in Participant Class Shares Outstanding	(978,632)	615,147	10	(316)
Cash Management Class:
Shares Subscribed	— @@	—	— @@	—
Shares Issued on Distributions Reinvested	1	2	1	1
Shares Redeemed	(3,754)	(154)	(240)	(1,189)
Net Decrease in Cash Management Class Shares Outstanding	(3,753)	(152)	(239)	(1,188)
Select Class:
Shares Issued on Distributions Reinvested	— @@	— @@	— @@	— @@

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.

2022 Semi-Annual Report

April 30, 2022 (unaudited)

Statements of Changes in Net Assets

	Tax-Exempt Portfolio
	Six Months Ended April 30, 2022 (unaudited) (000)	Year Ended October 31, 2021 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$96	$28
Net Realized Gain	— @	5
Net Change in Unrealized Depreciation	(38)	(6)
Net Increase in Net Assets Resulting from Operations	58	27
Dividends and Distributions to Shareholders:
Institutional Class	(95)	(28)
Institutional Select Class	(— @)	(— @)
Cash Management Class	(1)	(— @)
Total Dividends and Distributions to Shareholders	(96)	(28)
Capital Share Transactions:(1)
Institutional Class:
Subscribed	184,358	315,842
Distributions Reinvested	70	21
Redeemed	(162,246)	(434,575)
Institutional Select Class:
Distributions Reinvested	— @	— @
Cash Management Class:
Subscribed	— @	—
Distributions Reinvested	1	— @
Redeemed	(1,171)	(146)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	21,012	(118,858)
Total Increase (Decrease) in Net Assets	20,974	(118,859)
Net Assets:
Beginning of Period	252,448	371,307
End of Period	$273,422	$252,448
(1) Capital Share Transactions:
Institutional Class:
Shares Subscribed	184,370	315,806
Shares Issued on Distributions Reinvested	70	21
Shares Redeemed	(162,252)	(434,523)
Net Increase (Decrease) in Institutional Class Shares Outstanding	22,188	(118,696)
Institutional Select Class:
Shares Issued on Distributions Reinvested	— @@	— @@
Cash Management Class:
Shares Subscribed	— @@	—
Shares Issued on Distributions Reinvested	1	— @@
Shares Redeemed	(1,171)	(146)
Net Decrease in Cash Management Class Shares Outstanding	(1,170)	(146)

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.

2022 Semi-Annual Report

April 30, 2022 (unaudited)

Financial Highlights

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments		Distributions From Net Investment Income		Net Asset Value, End of Period	Total Return
ESG Money Market Portfolio:
Institutional Class
Six Months Ended 4/30/22 (unaudited)	$1.0009	$0.0006	(1)	$(0.0002	)(2)	$(0.0006)		$1.0007	0.04	%(5)
Year Ended 10/31/21	1.0010	0.0006	(1)	(0.0001	)(2)	(0.0006)		1.0009	0.05%
Year Ended 10/31/20	1.0008	0.0087	(1)	0.0005		(0.0090)		1.0010	0.92%
Year Ended 10/31/19	1.0004	0.0239	(1)	0.0005		(0.0240)		1.0008	2.46%
Year Ended 10/31/18	1.0004	0.0190	(1)	(0.0007)		(0.0183)		1.0004	1.84%
Year Ended 10/31/17	1.0002	0.0105	(1)	(0.0001	)(2)	(0.0102)		1.0004	1.05%
Institutional Select Class
Six Months Ended 4/30/22 (unaudited)	$1.0007	$0.0005	(1)	$(0.0002	)(2)	$(0.0005)		$1.0005	0.03	%(5)
Year Ended 10/31/21	1.0008	0.0004	(1)(2)	(0.0001	)(2)	(0.0004	)(2)	1.0007	0.03%
Year Ended 10/31/20	1.0006	0.0082	(1)	0.0005		(0.0085)		1.0008	0.87%
Year Ended 10/31/19	1.0002	0.0233	(1)	0.0006		(0.0235)		1.0006	2.41%
Year Ended 10/31/18	1.0002	0.0185	(1)	(0.0007)		(0.0178)		1.0002	1.79%
Year Ended 10/31/17	1.0000	0.0100	(1)	(0.0001	)(2)	(0.0097)		1.0002	1.00%
Advisory Class
Six Months Ended 4/30/22 (unaudited)	$1.0011	$0.0003	(1)(2)	$(0.0002	)(2)	$(0.0003	)(2)	$1.0009	0.01	%(5)
Year Ended 10/31/21	1.0012	0.0003	(1)(2)	(0.0001	)(2)	(0.0003	)(2)	1.0011	0.02%
Year Ended 10/31/20	1.0010	0.0065	(1)	0.0005		(0.0068)		1.0012	0.70%
Year Ended 10/31/19	1.0007	0.0213	(1)	0.0005		(0.0215)		1.0010	2.20%
Year Ended 10/31/18	1.0006	0.0165	(1)	(0.0006)		(0.0158)		1.0007	1.60%
Year Ended 10/31/17	1.0004	0.0080	(1)	0.0001	(2)	(0.0079)		1.0006	0.81%
Participant Class
Six Months Ended 4/30/22 (unaudited)	$1.0007	$0.0003	(1)(2)	$(0.0002	)(2)	$(0.0003	)(2)	$1.0005	0.00	%(4)(5)
Year Ended 10/31/21	1.0008	0.0003	(1)(2)	(0.0001	)(2)	(0.0003	)(2)	1.0007	0.02%
Year Ended 10/31/20	1.0006	0.0049	(1)	0.0005		(0.0052)		1.0008	0.54%
Year Ended 10/31/19	1.0003	0.0188	(1)	0.0005		(0.0190)		1.0006	1.94%
Year Ended 10/31/18	1.0002	0.0140	(1)	(0.0006)		(0.0133)		1.0003	1.34%
Year Ended 10/31/17	1.0000	0.0055	(1)	(0.0001	)(2)	(0.0052)		1.0002	0.55%
Cash Management Class
Six Months Ended 4/30/22 (unaudited)	$1.0007	$0.0004	(1)(2)	$(0.0002	)(2)	$(0.0004	)(2)	$1.0005	0.02	%(5)
Year Ended 10/31/21	1.0007	0.0003	(1)(2)	(0.0000	)(2)	(0.0003	)(2)	1.0007	0.03%
Year Ended 10/31/20	1.0005	0.0073	(1)	0.0004	(2)	(0.0075)		1.0007	0.78%
Year Ended 10/31/19	1.0002	0.0223	(1)	0.0005		(0.0225)		1.0005	2.30%
Year Ended 10/31/18	1.0001	0.0175	(1)	(0.0006)		(0.0168)		1.0002	1.70%
Year Ended 10/31/17	1.0000	0.0090	(1)	(0.0002	)(2)	(0.0087)		1.0001	0.89%
CastleOak Shares Class
Six Months Ended 4/30/22 (unaudited)	$1.0009	$0.0006	(1)	$(0.0001)		$(0.0006	)(2)	$1.0008	0.05	%(5)
For the Period Ended 10/31/21(7)	1.0010	0.0006	(1)	(0.0005)		(0.0002	)(2)	1.0009	0.01%

The accompanying notes are an integral part of the financial statements.

2022 Semi-Annual Report

April 30, 2022 (unaudited)

Financial Highlights (cont'd)

	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expenses		Ratio of Expenses to Average Net Assets (Before Waivers/ Reimbursement)		Ratio of Net Investment Income to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets (Before Waivers/ Reimbursement)
ESG Money Market Portfolio:
Institutional Class
Six Months Ended 4/30/22 (unaudited)	$3,933,806	0.14	%(6)	N/A		0.22	%(6)	0.12	%(6)	0.04	%(6)
Year Ended 10/31/21	3,291,307	0.14%		N/A		0.22%		0.06%		(0.02)%
Year Ended 10/31/20	4,142,846	0.13%		N/A		0.22%		0.87%		0.78%
Year Ended 10/31/19	3,345,665	0.16%		0.16%		0.22%		2.38%		2.32%
Year Ended 10/31/18	1,709,776	0.15%		N/A		0.25%		1.91%		1.81%
Year Ended 10/31/17	621,369	0.10%		N/A		0.32%		1.06%		0.84%
Institutional Select Class
Six Months Ended 4/30/22 (unaudited)	$51	0.16	%(3)(6)	N/A		0.27	%(6)	0.10	%(6)	(0.01	)%(6)
Year Ended 10/31/21	51	0.16	%(3)	N/A		0.27%		0.04%		(0.07)%
Year Ended 10/31/20	51	0.18	%(3)	N/A		0.27%		0.82%		0.73%
Year Ended 10/31/19	51	0.21	%(3)	0.21	%(3)	0.27%		2.33%		2.27%
Year Ended 10/31/18	50	0.20	%(3)	N/A		0.30%		1.86%		1.76%
Year Ended 10/31/17	50	0.15	%(3)	N/A		0.37%		1.01%		0.79%
Advisory Class
Six Months Ended 4/30/22 (unaudited)	$51	0.21	%(3)(6)	N/A		0.47	%(6)	0.05	%(6)	(0.21	)%(6)
Year Ended 10/31/21	51	0.17	%(3)	N/A		0.47%		0.03%		(0.27)%
Year Ended 10/31/20	51	0.36	%(3)	N/A		0.47%		0.65%		0.54%
Year Ended 10/31/19	51	0.41	%(3)	0.41	%(3)	0.47%		2.13%		2.07%
Year Ended 10/31/18	50	0.40	%(3)	N/A		0.50%		1.66%		1.56%
Year Ended 10/31/17	52	0.35	%(3)	N/A		0.57%		0.81%		0.59%
Participant Class
Six Months Ended 4/30/22 (unaudited)	$51	0.21	%(3)(6)	N/A		0.72	%(6)	0.05	%(6)	(0.46	)%(6)
Year Ended 10/31/21	51	0.17	%(3)	N/A		0.72%		0.03%		(0.52)%
Year Ended 10/31/20	51	0.52	%(3)	N/A		0.72%		0.49%		0.29%
Year Ended 10/31/19	51	0.66	%(3)	0.66	%(3)	0.72%		1.88%		1.82%
Year Ended 10/31/18	50	0.65	%(3)	N/A		0.75%		1.41%		1.31%
Year Ended 10/31/17	50	0.60	%(3)	N/A		0.82%		0.56%		0.34%
Cash Management Class
Six Months Ended 4/30/22 (unaudited)	$8,141	0.18	%(3)(6)	N/A		0.37	%(6)	0.08	%(6)	(0.11	)%(6)
Year Ended 10/31/21	8,341	0.17	%(3)	N/A		0.37%		0.03%		(0.17)%
Year Ended 10/31/20	8,784	0.28	%(3)	N/A		0.37%		0.72%		0.63%
Year Ended 10/31/19	11,789	0.31	%(3)	0.31	%(3)	0.37%		2.23%		2.17%
Year Ended 10/31/18	13,998	0.30	%(3)	N/A		0.40%		1.76%		1.66%
Year Ended 10/31/17	17,980	0.25	%(3)	N/A		0.47%		0.91%		0.69%
CastleOak Shares Class
Six Months Ended 4/30/22 (unaudited)	$250,239	0.14	%(6)	N/A		0.22	%(6)	0.12	%(6)	0.04	%(6)
For the Period Ended 10/31/21(7)	255,136	0.14	%(6)	N/A		0.22	%(6)	0.06	%(6)	(0.02	)%(6)

The accompanying notes are an integral part of the financial statements.

2022 Semi-Annual Report

April 30, 2022 (unaudited)

Financial Highlights

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments		Distributions From Net Investment Income		Net Asset Value, End of Period	Total Return
Prime Portfolio:
Institutional Class
Six Months Ended 4/30/22 (unaudited)	$1.0001	$0.0006	(1)	$(0.0001	)(2)	$(0.0007)		$0.9999	0.05	%(5)
Year Ended 10/31/21	1.0001	0.0007	(1)	0.0000	(2)	(0.0007)		1.0001	0.07%
Year Ended 10/31/20	1.0008	0.0081	(1)	0.0001	(2)	(0.0089)		1.0001	0.83%
Year Ended 10/31/19	1.0005	0.0240	(1)	0.0002	(2)	(0.0239)		1.0008	2.45%
Year Ended 10/31/18	1.0005	0.0186	(1)	(0.0004	)(2)	(0.0182)		1.0005	1.84%
Year Ended 10/31/17	1.0002	0.0109	(1)	(0.0005)		(0.0101)		1.0005	1.05%
Institutional Select Class
Six Months Ended 4/30/22 (unaudited)	$0.9998	$0.0006	(1)	$(0.0002	)(2)	$(0.0006)		$0.9996	0.04	%(5)
Year Ended 10/31/21	0.9998	0.0004	(1)(2)	0.0001	(2)	(0.0005)		0.9998	0.05%
Year Ended 10/31/20	1.0006	0.0076	(1)	0.0001	(2)	(0.0085)		0.9998	0.77%
Year Ended 10/31/19	1.0003	0.0233	(1)	0.0004	(2)	(0.0234)		1.0006	2.40%
Year Ended 10/31/18	1.0000	0.0181	(1)	(0.0001	)(2)	(0.0177)		1.0003	1.82%
Year Ended 10/31/17	1.0005	0.0104	(1)	(0.0033)		(0.0076)		1.0000	0.71%
Advisory Class
Six Months Ended 4/30/22 (unaudited)	$0.9998	$0.0004	(1)(2)	$0.0003	(2)	$(0.0004	)(2)	$1.0001	0.07	%(5)
Year Ended 10/31/21	0.9997	0.0005	(1)	0.0000	(2)	(0.0004	)(2)	0.9998	0.05%
Year Ended 10/31/20	1.0003	0.0058	(1)	0.0003	(2)	(0.0067)		0.9997	0.61%
Year Ended 10/31/19	1.0000	0.0213	(1)	0.0004	(2)	(0.0214)		1.0003	2.19%
Year Ended 10/31/18	1.0000	0.0161	(1)	(0.0004	)(2)	(0.0157)		1.0000	1.58%
Year Ended 10/31/17	1.0000	0.0086	(1)	(0.0038)		(0.0048)		1.0000	0.49%
Cash Management Class
Six Months Ended 4/30/22 (unaudited)	$1.0000	$0.0004	(1)(2)	$(0.0002	)(2)	$(0.0005)		$0.9997	0.02	%(5)
Year Ended 10/31/21	1.0000	0.0004	(1)(2)	0.0000	(2)	(0.0004	)(2)	1.0000	0.04%
Year Ended 10/31/20	1.0005	0.0066	(1)	0.0004	(2)	(0.0075)		1.0000	0.70%
Year Ended 10/31/19	1.0003	0.0223	(1)	0.0003	(2)	(0.0224)		1.0005	2.29%
Year Ended 10/31/18	1.0003	0.0171	(1)	(0.0004	)(2)	(0.0167)		1.0003	1.69%
Year Ended 10/31/17	1.0000	0.0094	(1)	(0.0005)		(0.0086)		1.0003	0.90%
Impact Class
For the Period Ended 4/30/22 (unaudited)(8)	$0.9997	$0.0003	(1)(2)	$0.0002	(2)	$(0.0003	)(2)	$0.9999	0.05	%(5)

The accompanying notes are an integral part of the financial statements.

2022 Semi-Annual Report

April 30, 2022 (unaudited)

Financial Highlights (cont'd)

	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Before Waivers/ Reimbursement)		Ratio of Net Investment Income to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets (Before Waivers/ Reimbursement)
Prime Portfolio:
Institutional Class
Six Months Ended 4/30/22 (unaudited)	$12,020,243	0.13	%(6)	0.21	%(6)	0.13	%(6)	0.05	%(6)
Year Ended 10/31/21	16,772,763	0.14%		0.21%		0.06%		(0.01)%
Year Ended 10/31/20	20,230,517	0.13%		0.21%		0.81%		0.73%
Year Ended 10/31/19	12,521,950	0.16%		0.21%		2.38%		2.33%
Year Ended 10/31/18	7,679,347	0.15%		0.21%		1.87%		1.81%
Year Ended 10/31/17	4,605,363	0.12%		0.23%		1.09%		0.98%
Institutional Select Class
Six Months Ended 4/30/22 (unaudited)	$5,725	0.15	%(3)(6)	0.26	%(6)	0.12	%(6)	0.00	%(4)(6)
Year Ended 10/31/21	5,723	0.16	%(3)	0.26%		0.04%		(0.06)%
Year Ended 10/31/20	24,041	0.18	%(3)	0.26%		0.76%		0.68%
Year Ended 10/31/19	12,203	0.21	%(3)	0.26%		2.33%		2.28%
Year Ended 10/31/18	20,410	0.20	%(3)	0.26%		1.82%		1.76%
Year Ended 10/31/17	50	0.17	%(3)	0.28%		1.04%		0.93%
Advisory Class
Six Months Ended 4/30/22 (unaudited)	$1,660	0.19	%(3)(6)	0.46	%(6)	0.09	%(6)	(0.18	)%(6)
Year Ended 10/31/21	1,659	0.14	%(3)	0.46%		0.06%		(0.26)%
Year Ended 10/31/20	51	0.36	%(3)	0.46%		0.59%		0.49%
Year Ended 10/31/19	51	0.41	%(3)	0.46%		2.13%		2.08%
Year Ended 10/31/18	50	0.40	%(3)	0.46%		1.62%		1.56%
Year Ended 10/31/17	50	0.37	%(3)	0.48%		0.84%		0.73%
Cash Management Class
Six Months Ended 4/30/22 (unaudited)	$5,214	0.17	%(3)(6)	0.36	%(6)	0.09	%(6)	(0.10	)%(6)
Year Ended 10/31/21	5,343	0.16	%(3)	0.36%		0.04%		(0.16)%
Year Ended 10/31/20	5,573	0.28	%(3)	0.36%		0.66%		0.58%
Year Ended 10/31/19	13,537	0.31	%(3)	0.36%		2.23%		2.18%
Year Ended 10/31/18	21,596	0.30	%(3)	0.36%		1.72%		1.66%
Year Ended 10/31/17	14,809	0.27	%(3)	0.38%		0.94%		0.83%
Impact Class
For the Period Ended 4/30/22 (unaudited)(8)	$50	0.13	%(6)	0.21	%(6)	0.13	%(6)	0.05	%(6)

The accompanying notes are an integral part of the financial statements.

2022 Semi-Annual Report

April 30, 2022 (unaudited)

Financial Highlights

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments		Distributions From Net Investment Income		Net Asset Value, End of Period	Total Return
Government Portfolio:
Institutional Class
Six Months Ended 4/30/22 (unaudited)	$1.000	$0.000	(1)(2)	$(0.000	)(2)	$(0.000	)(2)	$1.000	0.04	%(5)
Year Ended 10/31/21	1.000	0.000	(1)(2)	0.000	(2)	(0.000	)(2)	1.000	0.03%
Year Ended 10/31/20	1.000	0.005	(1)	0.001		(0.006)		1.000	0.61%
Year Ended 10/31/19	1.000	0.022	(1)	0.000	(2)	(0.022)		1.000	2.20%
Year Ended 10/31/18	1.000	0.016	(1)	(0.001)		(0.015)		1.000	1.55%
Year Ended 10/31/17	1.000	0.006	(1)	0.001		(0.007)		1.000	0.65%
Institutional Select Class
Six Months Ended 4/30/22 (unaudited)	$1.000	$0.000	(1)(2)	$(0.000	)(2)	$(0.000	)(2)	$1.000	0.03	%(5)
Year Ended 10/31/21	1.000	0.000	(1)(2)	0.000	(2)	(0.000	)(2)	1.000	0.03%
Year Ended 10/31/20	1.000	0.005	(1)	0.001		(0.006)		1.000	0.57%
Year Ended 10/31/19	1.000	0.021	(1)	0.000	(2)	(0.021)		1.000	2.15%
Year Ended 10/31/18	1.000	0.015	(1)	0.000	(2)	(0.015)		1.000	1.50%
Year Ended 10/31/17	1.000	0.006	(1)	0.000	(2)	(0.006)		1.000	0.60%
Investor Class
Six Months Ended 4/30/22 (unaudited)	$1.000	$0.000	(1)(2)	$0.000	(2)	$(0.000	)(2)	$1.000	0.03	%(5)
Year Ended 10/31/21	1.000	0.000	(1)(2)	0.000	(2)	(0.000	)(2)	1.000	0.03%
Year Ended 10/31/20	1.000	0.004	(1)	0.001		(0.005)		1.000	0.55%
Year Ended 10/31/19	1.000	0.021	(1)	0.000	(2)	(0.021)		1.000	2.10%
Year Ended 10/31/18	1.000	0.015	(1)	(0.001)		(0.014)		1.000	1.45%
Year Ended 10/31/17	1.000	0.005	(1)	0.001		(0.006)		1.000	0.55%
Administrative Class
Six Months Ended 4/30/22 (unaudited)	$1.000	$0.000	(1)(2)	$(0.000	)(2)	$(0.000	)(2)	$1.000	0.02	%(5)
Year Ended 10/31/21	1.000	0.000	(1)(2)	0.000	(2)	(0.000	)(2)	1.000	0.03%
Year Ended 10/31/20	1.000	0.004	(1)	0.001		(0.005)		1.000	0.52%
Year Ended 10/31/19	1.000	0.020	(1)	0.000	(2)	(0.020)		1.000	2.05%
Year Ended 10/31/18	1.000	0.014	(1)	0.000	(2)	(0.014)		1.000	1.40%
Year Ended 10/31/17	1.000	0.005	(1)	0.000	(2)	(0.005)		1.000	0.50%
Advisory Class
Six Months Ended 4/30/22 (unaudited)	$1.000	$0.000	(1)(2)	$0.000	(2)	$(0.000	)(2)	$1.000	0.02	%(5)
Year Ended 10/31/21	1.000	0.000	(1)(2)	0.000	(2)	(0.000	)(2)	1.000	0.03%
Year Ended 10/31/20	1.000	0.004	(1)	0.001		(0.005)		1.000	0.47%
Year Ended 10/31/19	1.000	0.019	(1)	0.000	(2)	(0.019)		1.000	1.95%
Year Ended 10/31/18	1.000	0.013	(1)	0.000	(2)	(0.013)		1.000	1.30%
Year Ended 10/31/17	1.000	0.004	(1)	0.000	(2)	(0.004)		1.000	0.40%
Participant Class
Six Months Ended 4/30/22 (unaudited)	$1.000	$0.000	(1)(2)	$0.000	(2)	$(0.000	)(2)	$1.000	0.02	%(5)
Year Ended 10/31/21	1.000	0.000	(1)(2)	0.000	(2)	(0.000	)(2)	1.000	0.03%
Year Ended 10/31/20	1.000	0.003	(1)	0.001		(0.004)		1.000	0.38%
Year Ended 10/31/19	1.000	0.017	(1)	0.000	(2)	(0.017)		1.000	1.69%
Year Ended 10/31/18	1.000	0.011	(1)	(0.001)		(0.010)		1.000	1.04%
Year Ended 10/31/17	1.000	0.001	(1)	0.001		(0.002)		1.000	0.19%
Cash Management Class
Six Months Ended 4/30/22 (unaudited)	$1.000	$0.000	(1)(2)	$(0.000	)(2)	$(0.000	)(2)	$1.000	0.02	%(5)
Year Ended 10/31/21	1.000	0.000	(1)(2)	0.000	(2)	(0.000	)(2)	1.000	0.03%
Year Ended 10/31/20	1.000	0.004	(1)	0.001		(0.005)		1.000	0.52%
Year Ended 10/31/19	1.000	0.020	(1)	0.000	(2)	(0.020)		1.000	2.05%
Year Ended 10/31/18	1.000	0.014	(1)	0.000	(2)	(0.014)		1.000	1.40%
Year Ended 10/31/17	1.000	0.005	(1)	0.000	(2)	(0.005)		1.000	0.50%
Select Class
Six Months Ended 4/30/22 (unaudited)	$1.000	$0.000	(1)(2)	$0.000	(2)	$(0.000	)(2)	$1.000	0.02	%(5)
Year Ended 10/31/21	1.000	0.000	(1)(2)	0.000	(2)	(0.000	)(2)	1.000	0.03%
Year Ended 10/31/20	1.000	0.001	(1)	0.002		(0.003)		1.000	0.26%
Year Ended 10/31/19	1.000	0.014	(1)	0.000	(2)	(0.014)		1.000	1.39%
Year Ended 10/31/18	1.000	0.008	(1)	(0.001)		(0.007)		1.000	0.74%
Year Ended 10/31/17	1.000	0.000	(1)(2)	0.000	(2)	(0.000	)(2)	1.000	0.04%
CastleOak Shares Class
Six Months Ended 4/30/22 (unaudited)	$1.000	$0.000	(1)(2)	$0.000	(2)	$(0.000	)(2)	$1.000	0.04	%(5)
For the Period Ended 10/31/21(7)	1.000	0.000	(1)(2)	(0.000	)(2)	(0.000	)(2)	1.000	0.01	%(5)
Impact Class
For the Period Ended 4/30/22 (unaudited)(8)	$1.000	$0.000	(1)(2)	$(0.000	)(2)	$(0.000	)(2)	$1.000	0.02	%(5)

The accompanying notes are an integral part of the financial statements.

2022 Semi-Annual Report

April 30, 2022 (unaudited)

Financial Highlights (cont'd)

	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expenses		Ratio of Expenses to Average Net Assets (Before Waivers/ Reimbursement)		Ratio of Net Investment Income to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets (Before Waivers/ Reimbursement)
Government Portfolio:
Institutional Class
Six Months Ended 4/30/22 (unaudited)	$121,475,967	0.07	%(6)	N/A		0.21	%(6)	0.08	%(6)	(0.06	)%(6)
Year Ended 10/31/21	125,443,478	0.07%		N/A		0.21%		0.02%		(0.12)%
Year Ended 10/31/20	75,357,703	0.17%		0.17%		0.21%		0.48%		0.44%
Year Ended 10/31/19	57,870,416	0.17%		0.17%		0.21%		2.17%		2.13%
Year Ended 10/31/18	42,900,056	0.17%		N/A		0.21%		1.55%		1.51%
Year Ended 10/31/17	40,080,925	0.18%		N/A		0.21%		0.63%		0.60%
Institutional Select Class
Six Months Ended 4/30/22 (unaudited)	$23,518,839	0.08	%(3)(6)	N/A		0.26	%(6)	0.07	%(6)	(0.11	)%(6)
Year Ended 10/31/21	22,579,049	0.07	%(3)	N/A		0.26%		0.02%		(0.17)%
Year Ended 10/31/20	10,462,967	0.20	%(3)	0.20	%(3)	0.26%		0.45%		0.39%
Year Ended 10/31/19	350,876	0.22	%(3)	0.22	%(3)	0.26%		2.12%		2.08%
Year Ended 10/31/18	750,517	0.22	%(3)	N/A		0.26%		1.50%		1.46%
Year Ended 10/31/17	1,990,491	0.23	%(3)	N/A		0.26%		0.58%		0.55%
Investor Class
Six Months Ended 4/30/22 (unaudited)	$1,834,667	0.10	%(3)(6)	N/A		0.31	%(6)	0.05	%(6)	(0.16	)%(6)
Year Ended 10/31/21	1,433,481	0.07	%(3)	N/A		0.31%		0.02%		(0.22)%
Year Ended 10/31/20	1,509,475	0.25	%(3)	0.25	%(3)	0.31%		0.40%		0.34%
Year Ended 10/31/19	3,447,615	0.27	%(3)	0.27	%(3)	0.31%		2.07%		2.03%
Year Ended 10/31/18	2,426,700	0.27	%(3)	N/A		0.31%		1.45%		1.41%
Year Ended 10/31/17	79,317	0.28	%(3)	N/A		0.31%		0.53%		0.50%
Administrative Class
Six Months Ended 4/30/22 (unaudited)	$334,643	0.11	%(3)(6)	N/A		0.36	%(6)	0.04	%(6)	(0.21	)%(6)
Year Ended 10/31/21	357,558	0.07	%(3)	N/A		0.36%		0.02%		(0.27)%
Year Ended 10/31/20	161,405	0.26	%(3)	0.26	%(3)	0.36%		0.39%		0.29%
Year Ended 10/31/19	186,966	0.32	%(3)	0.32	%(3)	0.36%		2.02%		1.98%
Year Ended 10/31/18	181,397	0.32	%(3)	N/A		0.36%		1.40%		1.36%
Year Ended 10/31/17	169,710	0.33	%(3)	N/A		0.36%		0.48%		0.45%
Advisory Class
Six Months Ended 4/30/22 (unaudited)	$1,611,126	0.12	%(3)(6)	N/A		0.46	%(6)	0.03	%(6)	(0.31	)%(6)
Year Ended 10/31/21	1,794,163	0.07	%(3)	N/A		0.46%		0.02%		(0.37)%
Year Ended 10/31/20	1,143,921	0.30	%(3)	0.30	%(3)	0.46%		0.35%		0.19%
Year Ended 10/31/19	962,234	0.42	%(3)	0.42	%(3)	0.46%		1.92%		1.88%
Year Ended 10/31/18	1,082,958	0.42	%(3)	N/A		0.46%		1.30%		1.26%
Year Ended 10/31/17	1,195,962	0.43	%(3)	N/A		0.46%		0.38%		0.35%
Participant Class
Six Months Ended 4/30/22 (unaudited)	$2,225,223	0.12	%(3)(6)	N/A		0.71	%(6)	0.03	%(6)	(0.56	)%(6)
Year Ended 10/31/21	2,082,873	0.07	%(3)	N/A		0.71%		0.02%		(0.62)%
Year Ended 10/31/20	1,671,051	0.36	%(3)	0.36	%(3)	0.71%		0.29%		(0.06)%
Year Ended 10/31/19	942,575	0.67	%(3)	0.67	%(3)	0.71%		1.67%		1.63%
Year Ended 10/31/18	770,987	0.67	%(3)	N/A		0.71%		1.05%		1.01%
Year Ended 10/31/17	919,665	0.68	%(3)	N/A		0.71%		0.13%		0.10%
Cash Management Class
Six Months Ended 4/30/22 (unaudited)	$3,337	0.10	%(3)(6)	N/A		0.36	%(6)	0.05	%(6)	(0.21	)%(6)
Year Ended 10/31/21	4,397	0.07	%(3)	N/A		0.36%		0.02%		(0.27)%
Year Ended 10/31/20	4,704	0.26	%(3)	0.26	%(3)	0.36%		0.39%		0.29%
Year Ended 10/31/19	4,914	0.32	%(3)	0.32	%(3)	0.36%		2.02%		1.98%
Year Ended 10/31/18	16,226	0.32	%(3)	N/A		0.36%		1.40%		1.36%
Year Ended 10/31/17	28,533	0.33	%(3)	N/A		0.36%		0.48%		0.45%
Select Class
Six Months Ended 4/30/22 (unaudited)	$51	0.12	%(3)(6)	N/A		1.01	%(6)	0.03	%(6)	(0.86	)%(6)
Year Ended 10/31/21	51	0.07	%(3)	N/A		1.01%		0.02%		(0.92)%
Year Ended 10/31/20	51	0.51	%(3)	0.51	%(3)	1.01%		0.14%		(0.36)%
Year Ended 10/31/19	50	0.97	%(3)	0.97	%(3)	1.01%		1.37%		1.33%
Year Ended 10/31/18	50	0.97	%(3)	N/A		1.01%		0.75%		0.71%
Year Ended 10/31/17	50	0.79	%(3)	N/A		1.01%		0.02%		(0.20)%
CastleOak Shares Class
Six Months Ended 4/30/22 (unaudited)	$285,211	0.07	%(6)	N/A		0.21	%(6)	0.08	%(6)	(0.06	)%(6)
For the Period Ended 10/31/21(7)	371,765	0.07	%(6)	N/A		0.21	%(6)	0.02	%(6)	(0.12	)%(6)
Impact Class
For the Period Ended 4/30/22 (unaudited)(8)	$50	0.07	%(6)	N/A		0.21	%(6)	0.08	%(6)	(0.06	)%(6)

The accompanying notes are an integral part of the financial statements.

2022 Semi-Annual Report

April 30, 2022 (unaudited)

Financial Highlights

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments		Distributions From Net Investment Income		Net Asset Value, End of Period	Total Return
Government Securities Portfolio:
Institutional Class
Six Months Ended 4/30/22 (unaudited)	$1.000	$0.000	(1)(2)	$0.000	(2)	$(0.000	)(2)	$1.000	0.03	%(5)
Year Ended 10/31/21	1.000	0.000	(1)(2)	0.000	(2)	(0.000	)(2)	1.000	0.01%
Year Ended 10/31/20	1.000	0.005	(1)	0.001		(0.006)		1.000	0.61%
Year Ended 10/31/19	1.000	0.021	(1)	0.000	(2)	(0.021)		1.000	2.14%
Year Ended 10/31/18	1.000	0.013	(1)	0.002		(0.015)		1.000	1.47%
Year Ended 10/31/17	1.000	0.006	(1)	0.000	(2)	(0.006)		1.000	0.60%
Institutional Select Class
Six Months Ended 4/30/22 (unaudited)	$1.000	$0.000	(1)(2)	$0.000	(2)	$(0.000	)(2)	$1.000	0.02	%(5)
Year Ended 10/31/21	1.000	0.000	(1)(2)	(0.000	)(2)	(0.000	)(2)	1.000	0.01%
Year Ended 10/31/20	1.000	0.004	(1)	0.002		(0.006)		1.000	0.58%
Year Ended 10/31/19	1.000	0.021	(1)	0.000	(2)	(0.021)		1.000	2.08%
Year Ended 10/31/18	1.000	0.012	(1)	0.002		(0.014)		1.000	1.43%
Year Ended 10/31/17	1.000	0.006	(1)	0.000	(2)	(0.006)		1.000	0.55%
Investor Class
Six Months Ended 4/30/22 (unaudited)	$1.000	$0.000	(1)(2)	$(0.000	)(2)	$(0.000	)(2)	$1.000	0.01	%(5)
Year Ended 10/31/21	1.000	0.000	(1)(2)	(0.000	)(2)	(0.000	)(2)	1.000	0.01%
Year Ended 10/31/20	1.000	0.004	(1)	0.002		(0.006)		1.000	0.55%
Year Ended 10/31/19	1.000	0.020	(1)	0.000	(2)	(0.020)		1.000	2.03%
Year Ended 10/31/18	1.000	0.012	(1)	0.002		(0.014)		1.000	1.37%
Year Ended 10/31/17	1.000	0.005	(1)	0.000	(2)	(0.005)		1.000	0.50%
Administrative Class
Six Months Ended 4/30/22 (unaudited)	$1.000	$0.000	(1)(2)	$0.000	(2)	$(0.000	)(2)	$1.000	0.01	%(5)
Year Ended 10/31/21	1.000	0.000	(1)(2)	0.000	(2)	(0.000	)(2)	1.000	0.01%
Year Ended 10/31/20	1.000	0.004	(1)	0.001		(0.005)		1.000	0.52%
Year Ended 10/31/19	1.000	0.020	(1)	0.000	(2)	(0.020)		1.000	1.98%
Year Ended 10/31/18	1.000	0.011	(1)	0.002		(0.013)		1.000	1.32%
Year Ended 10/31/17	1.000	0.005	(1)	0.000	(2)	(0.005)		1.000	0.45%
Advisory Class
Six Months Ended 4/30/22 (unaudited)	$1.000	$0.000	(1)(2)	$0.000	(2)	$(0.000	)(2)	$1.000	0.01	%(5)
Year Ended 10/31/21	1.000	0.000	(1)(2)	0.000	(2)	(0.000	)(2)	1.000	0.01%
Year Ended 10/31/20	1.000	0.003	(1)	0.002		(0.005)		1.000	0.47%
Year Ended 10/31/19	1.000	0.019	(1)	0.000	(2)	(0.019)		1.000	1.88%
Year Ended 10/31/18	1.000	0.010	(1)	0.002		(0.012)		1.000	1.22%
Year Ended 10/31/17	1.000	0.004	(1)	0.000	(2)	(0.004)		1.000	0.35%
Participant Class
Six Months Ended 4/30/22 (unaudited)	$1.000	$0.000	(1)(2)	$0.000	(2)	$(0.000	)(2)	$1.000	0.01	%(5)
Year Ended 10/31/21	1.000	0.000	(1)(2)	0.000	(2)	(0.000	)(2)	1.000	0.01%
Year Ended 10/31/20	1.000	0.003	(1)	0.002		(0.005)		1.000	0.47%
Year Ended 10/31/19	1.000	0.019	(1)	0.000	(2)	(0.019)		1.000	1.88%
Year Ended 10/31/18	1.000	0.011	(1)	0.001		(0.012)		1.000	1.22%
Year Ended 10/31/17	1.000	0.004	(1)	0.000	(2)	(0.004)		1.000	0.36%
Cash Management Class
Six Months Ended 4/30/22 (unaudited)	$1.000	$0.000	(1)(2)	$0.000	(2)	$(0.000	)(2)	$1.000	0.01	%(5)
Year Ended 10/31/21	1.000	0.000	(1)(2)	0.000	(2)	(0.000	)(2)	1.000	0.01%
Year Ended 10/31/20	1.000	0.004	(1)	0.001		(0.005)		1.000	0.53%
Year Ended 10/31/19	1.000	0.020	(1)	0.000	(2)	(0.020)		1.000	1.99%
Year Ended 10/31/18	1.000	0.011	(1)	0.002		(0.013)		1.000	1.32%
Year Ended 10/31/17	1.000	0.005	(1)	0.000	(2)	(0.005)		1.000	0.45%
The accompanying notes are an integral part of the financial statements.

2022 Semi-Annual Report

April 30, 2022 (unaudited)

Financial Highlights (cont'd)

	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Before Waivers/ Reimbursement)		Ratio of Net Investment Income to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets (Before Waivers/ Reimbursement)
Government Securities Portfolio:
Institutional Class
Six Months Ended 4/30/22 (unaudited)	$843,139	0.09	%(6)	0.22	%(6)	0.05	%(6)	(0.08	)%(6)
Year Ended 10/31/21	1,622,265	0.06%		0.22%		0.00	%(4)	(0.16)%
Year Ended 10/31/20	406,598	0.18%		0.21%		0.46%		0.43%
Year Ended 10/31/19	157,694	0.20%		0.23%		2.12%		2.09%
Year Ended 10/31/18	33,852	0.20%		0.21%		1.30%		1.29%
Year Ended 10/31/17	52,889	0.20%		0.22%		0.57%		0.55%
Institutional Select Class
Six Months Ended 4/30/22 (unaudited)	$51	0.10	%(3)(6)	0.27	%(6)	0.04	%(6)	(0.13	)%(6)
Year Ended 10/31/21	51	0.06	%(3)	0.27%		0.00	%(4)	(0.21)%
Year Ended 10/31/20	51	0.21	%(3)	0.27%		0.43%		0.37%
Year Ended 10/31/19	51	0.25	%(3)	0.28%		2.07%		2.04%
Year Ended 10/31/18	50	0.25	%(3)	0.26%		1.25%		1.24%
Year Ended 10/31/17	50	0.25	%(3)	0.27%		0.52%		0.50%
Investor Class
Six Months Ended 4/30/22 (unaudited)	$51	0.11	%(3)(6)	0.32	%(6)	0.03	%(6)	(0.18	)%(6)
Year Ended 10/31/21	51	0.06	%(3)	0.32%		0.00	%(4)	(0.26)%
Year Ended 10/31/20	51	0.24	%(3)	0.31%		0.39%		0.32%
Year Ended 10/31/19	1,006	0.30	%(3)	0.33%		2.02%		1.99%
Year Ended 10/31/18	460	0.30	%(3)	0.31%		1.20%		1.19%
Year Ended 10/31/17	50	0.30	%(3)	0.32%		0.47%		0.45%
Administrative Class
Six Months Ended 4/30/22 (unaudited)	$51	0.13	%(3)(6)	0.37	%(6)	0.01	%(6)	(0.23	)%(6)
Year Ended 10/31/21	51	0.06	%(3)	0.37%		0.00	%(4)	(0.31)%
Year Ended 10/31/20	51	0.27	%(3)	0.37%		0.37%		0.27%
Year Ended 10/31/19	51	0.35	%(3)	0.38%		1.97%		1.94%
Year Ended 10/31/18	50	0.35	%(3)	0.36%		1.15%		1.14%
Year Ended 10/31/17	50	0.35	%(3)	0.37%		0.42%		0.40%
Advisory Class
Six Months Ended 4/30/22 (unaudited)	$40,701	0.13	%(3)(6)	0.47	%(6)	0.01	%(6)	(0.33	)%(6)
Year Ended 10/31/21	39,201	0.06	%(3)	0.47%		0.00	%(4)	(0.41)%
Year Ended 10/31/20	39,903	0.30	%(3)	0.46%		0.34%		0.18%
Year Ended 10/31/19	38,039	0.45	%(3)	0.48%		1.87%		1.84%
Year Ended 10/31/18	35,943	0.45	%(3)	0.46%		1.05%		1.04%
Year Ended 10/31/17	39,676	0.45	%(3)	0.47%		0.32%		0.30%
Participant Class
Six Months Ended 4/30/22 (unaudited)	$13,240,409	0.13	%(3)(6)	0.72	%(6)	0.01	%(6)	(0.58	)%(6)
Year Ended 10/31/21	15,949,390	0.06	%(3)	0.72%		0.00	%(4)	(0.66)%
Year Ended 10/31/20	6,549,518	0.29	%(3)	0.71%		0.35%		(0.07)%
Year Ended 10/31/19	2,724,346	0.45	%(3)	0.73%		1.87%		1.59%
Year Ended 10/31/18	2,780,482	0.45	%(3)	0.71%		1.05%		0.79%
Year Ended 10/31/17	17,766,128	0.44	%(3)	0.72%		0.33%		0.05%
Cash Management Class
Six Months Ended 4/30/22 (unaudited)	$324	0.13	%(3)(6)	0.37	%(6)	0.01	%(6)	(0.23	)%(6)
Year Ended 10/31/21	356	0.06	%(3)	0.37%		0.00	%(4)	(0.31)%
Year Ended 10/31/20	356	0.26	%(3)	0.36%		0.37%		0.27%
Year Ended 10/31/19	355	0.35	%(3)	0.38%		1.97%		1.94%
Year Ended 10/31/18	1,384	0.35	%(3)	0.36%		1.15%		1.14%
Year Ended 10/31/17	2,097	0.35	%(3)	0.37%		0.42%		0.40%

The accompanying notes are an integral part of the financial statements.

2022 Semi-Annual Report

April 30, 2022 (unaudited)

Financial Highlights

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments		Distributions From Net Investment Income		Net Asset Value, End of Period	Total Return
Treasury Portfolio:
Institutional Class
Six Months Ended 4/30/22 (unaudited)	$1.000	$0.000	(1)(2)	$0.000	(2)	$(0.000	)(2)	$1.000	0.03	%(5)
Year Ended 10/31/21	1.000	0.000	(1)(2)	(0.000	)(2)	(0.000	)(2)	1.000	0.01%
Year Ended 10/31/20	1.000	0.004	(1)	0.002		(0.006)		1.000	0.57%
Year Ended 10/31/19	1.000	0.021	(1)	0.000	(2)	(0.021)		1.000	2.17%
Year Ended 10/31/18	1.000	0.015	(1)	0.000	(2)	(0.015)		1.000	1.55%
Year Ended 10/31/17	1.000	0.006	(1)	0.000	(2)	(0.006)		1.000	0.63%
Institutional Select Class
Six Months Ended 4/30/22 (unaudited)	$1.000	$0.000	(1)(2)	$(0.000	)(2)	$(0.000	)(2)	$1.000	0.02	%(5)
Year Ended 10/31/21	1.000	0.000	(1)(2)	0.000	(2)	(0.000	)(2)	1.000	0.01%
Year Ended 10/31/20	1.000	0.003	(1)	0.002		(0.005)		1.000	0.54%
Year Ended 10/31/19	1.000	0.021	(1)	0.000	(2)	(0.021)		1.000	2.12%
Year Ended 10/31/18	1.000	0.015	(1)	0.000	(2)	(0.015)		1.000	1.50%
Year Ended 10/31/17	1.000	0.006	(1)	0.000	(2)	(0.006)		1.000	0.58%
Investor Class
Six Months Ended 4/30/22 (unaudited)	$1.000	$0.000	(1)(2)	$0.000	(2)	$(0.000	)(2)	$1.000	0.02	%(5)
Year Ended 10/31/21	1.000	0.000	(1)(2)	(0.000	)(2)	(0.000	)(2)	1.000	0.01%
Year Ended 10/31/20	1.000	0.003	(1)	0.002		(0.005)		1.000	0.51%
Year Ended 10/31/19	1.000	0.020	(1)	0.000	(2)	(0.020)		1.000	2.07%
Year Ended 10/31/18	1.000	0.014	(1)	0.000	(2)	(0.014)		1.000	1.45%
Year Ended 10/31/17	1.000	0.005	(1)	0.000	(2)	(0.005)		1.000	0.53%
Administrative Class
Six Months Ended 4/30/22 (unaudited)	$1.000	$0.000	(1)(2)	$0.000	(2)	$(0.000	)(2)	$1.000	0.01	%(5)
Year Ended 10/31/21	1.000	0.000	(1)(2)	(0.000	)(2)	(0.000	)(2)	1.000	0.01%
Year Ended 10/31/20	1.000	0.003	(1)	0.002		(0.005)		1.000	0.49%
Year Ended 10/31/19	1.000	0.020	(1)	0.000	(2)	(0.020)		1.000	2.02%
Year Ended 10/31/18	1.000	0.014	(1)	0.000	(2)	(0.014)		1.000	1.39%
Year Ended 10/31/17	1.000	0.005	(1)	0.000	(2)	(0.005)		1.000	0.48%
Advisory Class
Six Months Ended 4/30/22 (unaudited)	$1.000	$0.000	(1)(2)	$(0.000	)(2)	$(0.000	)(2)	$1.000	0.00	%(4)(5)
Year Ended 10/31/21	1.000	0.000	(1)(2)	(0.000	)(2)	(0.000	)(2)	1.000	0.01%
Year Ended 10/31/20	1.000	0.003	(1)	0.002		(0.005)		1.000	0.45%
Year Ended 10/31/19	1.000	0.019	(1)	0.000	(2)	(0.019)		1.000	1.92%
Year Ended 10/31/18	1.000	0.013	(1)	0.000	(2)	(0.013)		1.000	1.29%
Year Ended 10/31/17	1.000	0.004	(1)	0.000	(2)	(0.004)		1.000	0.38%
Participant Class
Six Months Ended 4/30/22 (unaudited)	$1.000	$0.000	(1)(2)	$(0.000	)(2)	$(0.000	)(2)	$1.000	0.00	%(4)(5)
Year Ended 10/31/21	1.000	0.000	(1)(2)	(0.000	)(2)	(0.000	)(2)	1.000	0.01%
Year Ended 10/31/20	1.000	0.002	(1)	0.002		(0.004)		1.000	0.36%
Year Ended 10/31/19	1.000	0.016	(1)	0.000	(2)	(0.016)		1.000	1.66%
Year Ended 10/31/18	1.000	0.010	(1)	0.000	(2)	(0.010)		1.000	1.04%
Year Ended 10/31/17	1.000	0.001	(1)	0.001		(0.002)		1.000	0.19%
Cash Management Class
Six Months Ended 4/30/22 (unaudited)	$1.000	$0.000	(1)(2)	$(0.000	)(2)	$(0.000	)(2)	$1.000	0.01	%(5)
Year Ended 10/31/21	1.000	0.000	(1)(2)	(0.000	)(2)	(0.000	)(2)	1.000	0.01%
Year Ended 10/31/20	1.000	0.003	(1)	0.002		(0.005)		1.000	0.49%
Year Ended 10/31/19	1.000	0.020	(1)	0.000	(2)	(0.020)		1.000	2.02%
Year Ended 10/31/18	1.000	0.014	(1)	0.000	(2)	(0.014)		1.000	1.39%
Year Ended 10/31/17	1.000	0.005	(1)	0.000	(2)	(0.005)		1.000	0.48%
Select Class
Six Months Ended 4/30/22 (unaudited)	$1.000	$0.000	(1)(2)	$(0.000	)(2)	$(0.000	)(2)	$1.000	0.00	%(4)(5)
Year Ended 10/31/21	1.000	0.000	(1)(2)	(0.000	)(2)	(0.000	)(2)	1.000	0.01%
Year Ended 10/31/20	1.000	0.000	(1)(2)	0.002		(0.002)		1.000	0.25%
Year Ended 10/31/19	1.000	0.013	(1)	0.000	(2)	(0.013)		1.000	1.36%
Year Ended 10/31/18	1.000	0.007	(1)	0.000	(2)	(0.007)		1.000	0.74%
Year Ended 10/31/17	1.000	0.000	(1)(2)	0.000	(2)	(0.000	)(2)	1.000	0.04%

The accompanying notes are an integral part of the financial statements.

2022 Semi-Annual Report

April 30, 2022 (unaudited)

Financial Highlights (cont'd)

	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expenses		Ratio of Expenses to Average Net Assets (Before Waivers/ Reimbursement)		Ratio of Net Investment Income to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets (Before Waivers/ Reimbursement)
Treasury Portfolio:
Institutional Class
Six Months Ended 4/30/22 (unaudited)	$22,110,005	0.09	%(6)	N/A		0.21	%(6)	0.05	%(6)	(0.07	)%(6)
Year Ended 10/31/21	21,468,388	0.07%		N/A		0.21%		0.01%		(0.13)%
Year Ended 10/31/20	22,266,196	0.19%		0.19%		0.21%		0.37%		0.35%
Year Ended 10/31/19	14,630,148	0.19%		N/A		0.21%		2.15%		2.13%
Year Ended 10/31/18	13,792,827	0.19%		N/A		0.21%		1.53%		1.51%
Year Ended 10/31/17	12,423,969	0.18%		N/A		0.21%		0.61%		0.58%
Institutional Select Class
Six Months Ended 4/30/22 (unaudited)	$13,188,764	0.10	%(3)(6)	N/A		0.26	%(6)	0.04	%(6)	(0.12	)%(6)
Year Ended 10/31/21	14,878,731	0.07	%(3)	N/A		0.26%		0.01%		(0.18)%
Year Ended 10/31/20	10,007,559	0.21	%(3)	0.21	%(3)	0.26%		0.34%		0.29%
Year Ended 10/31/19	239,361	0.24	%(3)	N/A		0.26%		2.10%		2.08%
Year Ended 10/31/18	331,029	0.24	%(3)	N/A		0.26%		1.48%		1.46%
Year Ended 10/31/17	316,164	0.23	%(3)	N/A		0.26%		0.56%		0.53%
Investor Class
Six Months Ended 4/30/22 (unaudited)	$120,374	0.12	%(3)(6)	N/A		0.31	%(6)	0.02	%(6)	(0.17	)%(6)
Year Ended 10/31/21	26,713	0.07	%(3)	N/A		0.31%		0.01%		(0.23)%
Year Ended 10/31/20	35,583	0.23	%(3)	0.23	%(3)	0.31%		0.33%		0.25%
Year Ended 10/31/19	14,834	0.29	%(3)	N/A		0.31%		2.05%		2.03%
Year Ended 10/31/18	9,446	0.29	%(3)	N/A		0.31%		1.43%		1.41%
Year Ended 10/31/17	26,243	0.28	%(3)	N/A		0.31%		0.51%		0.48%
Administrative Class
Six Months Ended 4/30/22 (unaudited)	$3,280	0.13	%(3)(6)	N/A		0.36	%(6)	0.01	%(6)	(0.22	)%(6)
Year Ended 10/31/21	3,294	0.07	%(3)	N/A		0.36%		0.01%		(0.28)%
Year Ended 10/31/20	3,435	0.27	%(3)	0.27	%(3)	0.36%		0.29%		0.20%
Year Ended 10/31/19	3,534	0.34	%(3)	N/A		0.36%		2.00%		1.98%
Year Ended 10/31/18	2,500	0.34	%(3)	N/A		0.36%		1.38%		1.36%
Year Ended 10/31/17	4,340	0.33	%(3)	N/A		0.36%		0.46%		0.43%
Advisory Class
Six Months Ended 4/30/22 (unaudited)	$559,793	0.14	%(3)(6)	N/A		0.46	%(6)	0.00	%(4)(6)	(0.32	)%(6)
Year Ended 10/31/21	511,566	0.07	%(3)	N/A		0.46%		0.01%		(0.38)%
Year Ended 10/31/20	575,951	0.29	%(3)	0.29	%(3)	0.46%		0.26%		0.09%
Year Ended 10/31/19	545,826	0.44	%(3)	N/A		0.46%		1.90%		1.88%
Year Ended 10/31/18	467,066	0.44	%(3)	N/A		0.46%		1.28%		1.26%
Year Ended 10/31/17	578,488	0.43	%(3)	N/A		0.46%		0.36%		0.33%
Participant Class
Six Months Ended 4/30/22 (unaudited)	$2,020,088	0.13	%(3)(6)	N/A		0.71	%(6)	0.01	%(6)	(0.57	)%(6)
Year Ended 10/31/21	2,998,738	0.07	%(3)	N/A		0.71%		0.01%		(0.63)%
Year Ended 10/31/20	2,383,586	0.39	%(3)	0.39	%(3)	0.71%		0.17%		(0.15)%
Year Ended 10/31/19	1,430,849	0.69	%(3)	N/A		0.71%		1.65%		1.63%
Year Ended 10/31/18	789,069	0.69	%(3)	N/A		0.71%		1.03%		1.01%
Year Ended 10/31/17	484,458	0.68	%(3)	N/A		0.71%		0.11%		0.08%
Cash Management Class
Six Months Ended 4/30/22 (unaudited)	$13,659	0.12	%(3)(6)	N/A		0.36	%(6)	0.02	%(6)	(0.22	)%(6)
Year Ended 10/31/21	17,412	0.07	%(3)	N/A		0.36%		0.01%		(0.28)%
Year Ended 10/31/20	17,563	0.27	%(3)	0.27	%(3)	0.36%		0.29%		0.20%
Year Ended 10/31/19	17,886	0.34	%(3)	N/A		0.36%		2.00%		1.98%
Year Ended 10/31/18	22,288	0.34	%(3)	N/A		0.36%		1.38%		1.36%
Year Ended 10/31/17	46,862	0.33	%(3)	N/A		0.36%		0.46%		0.43%
Select Class
Six Months Ended 4/30/22 (unaudited)	$51	0.14	%(3)(6)	N/A		1.01	%(6)	0.00	%(4)(6)	(0.87	)%(6)
Year Ended 10/31/21	51	0.07	%(3)	N/A		1.01%		0.01%		(0.93)%
Year Ended 10/31/20	51	0.51	%(3)	0.51	%(3)	1.01%		0.05%		(0.45)%
Year Ended 10/31/19	50	0.99	%(3)	N/A		1.01%		1.35%		1.33%
Year Ended 10/31/18	50	0.99	%(3)	N/A		1.01%		0.73%		0.71%
Year Ended 10/31/17	50	0.78	%(3)	N/A		1.01%		0.01%		(0.22)%

The accompanying notes are an integral part of the financial statements.

2022 Semi-Annual Report

April 30, 2022 (unaudited)

Financial Highlights

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments		Distributions From Net Investment Income		Net Asset Value, End of Period	Total Return
Treasury Securities Portfolio:
Institutional Class
Six Months Ended 4/30/22 (unaudited)	$1.000	$0.000	(1)(2)	$0.000	(2)	$(0.000	)(2)	$1.000	0.03	%(5)
Year Ended 10/31/21	1.000	0.000	(1)(2)	0.000	(2)	(0.000	)(2)	1.000	0.01%
Year Ended 10/31/20	1.000	0.004	(1)	0.002		(0.006)		1.000	0.61%
Year Ended 10/31/19	1.000	0.021	(1)	0.000	(2)	(0.021)		1.000	2.12%
Year Ended 10/31/18	1.000	0.015	(1)	(0.000	)(2)	(0.015)		1.000	1.51%
Year Ended 10/31/17	1.000	0.006	(1)	0.000	(2)	(0.006)		1.000	0.60%
Institutional Select Class
Six Months Ended 4/30/22 (unaudited)	$1.000	$0.000	(1)(2)	$(0.000	)(2)	$(0.000	)(2)	$1.000	0.02	%(5)
Year Ended 10/31/21	1.000	0.000	(1)(2)	0.000	(2)	(0.000	)(2)	1.000	0.01%
Year Ended 10/31/20	1.000	0.004	(1)	0.002		(0.006)		1.000	0.58%
Year Ended 10/31/19	1.000	0.020	(1)	0.000	(2)	(0.020)		1.000	2.07%
Year Ended 10/31/18	1.000	0.015	(1)	(0.000	)(2)	(0.015)		1.000	1.46%
Year Ended 10/31/17	1.000	0.005	(1)	0.000	(2)	(0.005)		1.000	0.55%
Investor Class
Six Months Ended 4/30/22 (unaudited)	$1.000	$0.000	(1)(2)	$0.000	(2)	$(0.000	)(2)	$1.000	0.02	%(5)
Year Ended 10/31/21	1.000	0.000	(1)(2)	0.000	(2)	(0.000	)(2)	1.000	0.01%
Year Ended 10/31/20	1.000	0.004	(1)	0.001		(0.005)		1.000	0.55%
Year Ended 10/31/19	1.000	0.020	(1)	0.000	(2)	(0.020)		1.000	2.01%
Year Ended 10/31/18	1.000	0.014	(1)	(0.000	)(2)	(0.014)		1.000	1.41%
Year Ended 10/31/17	1.000	0.005	(1)	0.000	(2)	(0.005)		1.000	0.50%
Administrative Class
Six Months Ended 4/30/22 (unaudited)	$1.000	$0.000	(1)(2)	$(0.000	)(2)	$(0.000	)(2)	$1.000	0.01	%(5)
Year Ended 10/31/21	1.000	0.000	(1)(2)	0.000	(2)	(0.000	)(2)	1.000	0.01%
Year Ended 10/31/20	1.000	0.003	(1)	0.002		(0.005)		1.000	0.52%
Year Ended 10/31/19	1.000	0.019	(1)	0.000	(2)	(0.019)		1.000	1.96%
Year Ended 10/31/18	1.000	0.014	(1)	(0.000	)(2)	(0.014)		1.000	1.36%
Year Ended 10/31/17	1.000	0.004	(1)	0.000	(2)	(0.004)		1.000	0.45%
Advisory Class
Six Months Ended 4/30/22 (unaudited)	$1.000	$0.000	(1)(2)	$(0.000	)(2)	$(0.000	)(2)	$1.000	0.01	%(5)
Year Ended 10/31/21	1.000	0.000	(1)(2)	0.000	(2)	(0.000	)(2)	1.000	0.01%
Year Ended 10/31/20	1.000	0.002	(1)	0.003		(0.005)		1.000	0.47%
Year Ended 10/31/19	1.000	0.018	(1)	0.000	(2)	(0.018)		1.000	1.86%
Year Ended 10/31/18	1.000	0.013	(1)	(0.000	)(2)	(0.013)		1.000	1.26%
Year Ended 10/31/17	1.000	0.004	(1)	(0.000	)(2)	(0.004)		1.000	0.35%
Participant Class
Six Months Ended 4/30/22 (unaudited)	$1.000	$(0.000	)(1)(2)	$0.000	(2)	$(0.000	)(2)	$1.000	0.01	%(5)
Year Ended 10/31/21	1.000	0.000	(1)(2)	(0.000	)(2)	(0.000	)(2)	1.000	0.01%
Year Ended 10/31/20	1.000	0.002	(1)	0.002		(0.004)		1.000	0.37%
Year Ended 10/31/19	1.000	0.016	(1)	0.000	(2)	(0.016)		1.000	1.61%
Year Ended 10/31/18	1.000	0.010	(1)	(0.000	)(2)	(0.010)		1.000	1.00%
Year Ended 10/31/17	1.000	0.002	(1)	0.000	(2)	(0.002)		1.000	0.16%
Cash Management Class
Six Months Ended 4/30/22 (unaudited)	$1.000	$0.000	(1)(2)	$(0.000	)(2)	$(0.000	)(2)	$1.000	0.01	%(5)
Year Ended 10/31/21	1.000	0.000	(1)(2)	0.000	(2)	(0.000	)(2)	1.000	0.01%
Year Ended 10/31/20	1.000	0.003	(1)	0.002		(0.005)		1.000	0.52%
Year Ended 10/31/19	1.000	0.019	(1)	0.000	(2)	(0.019)		1.000	1.96%
Year Ended 10/31/18	1.000	0.014	(1)	(0.000	)(2)	(0.014)		1.000	1.36%
Year Ended 10/31/17	1.000	0.004	(1)	0.000	(2)	(0.004)		1.000	0.45%
Select Class
Six Months Ended 4/30/22 (unaudited)	$1.000	$0.000	(1)(2)	$(0.000	)(2)	$(0.000	)(2)	$1.000	0.00	%(4)(5)
Year Ended 10/31/21	1.000	0.000	(1)(2)	0.000	(2)	(0.000	)(2)	1.000	0.01%
Year Ended 10/31/20	1.000	0.001	(1)	0.001		(0.002)		1.000	0.25%
Year Ended 10/31/19	1.000	0.013	(1)	0.000	(2)	(0.013)		1.000	1.30%
Year Ended 10/31/18	1.000	0.007	(1)	(0.000	)(2)	(0.007)		1.000	0.70%
Year Ended 10/31/17	1.000	0.000	(1)(2)	0.000	(2)	(0.000	)(2)	1.000	0.02%

The accompanying notes are an integral part of the financial statements.

2022 Semi-Annual Report

April 30, 2022 (unaudited)

Financial Highlights (cont'd)

	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expenses		Ratio of Expenses to Average Net Assets (Before Waivers/ Reimbursement)		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets (Before Waivers/ Reimbursement)
Treasury Securities Portfolio:
Institutional Class
Six Months Ended 4/30/22 (unaudited)	$48,882,146	0.09	%(6)	N/A		0.21	%(6)	0.06	%(6)	(0.06	)%(6)
Year Ended 10/31/21	52,515,537	0.06%		N/A		0.21%		0.01%		(0.14)%
Year Ended 10/31/20	45,646,654	0.18%		0.18%		0.21%		0.43%		0.40%
Year Ended 10/31/19	23,790,835	0.20%		N/A		0.21%		2.09%		2.08%
Year Ended 10/31/18	19,642,850	0.20%		N/A		0.21%		1.51%		1.50%
Year Ended 10/31/17	18,160,353	0.19%		N/A		0.21%		0.59%		0.57%
Institutional Select Class
Six Months Ended 4/30/22 (unaudited)	$477,424	0.10	%(3)(6)	N/A		0.26	%(6)	0.05	%(6)	(0.11	)%(6)
Year Ended 10/31/21	1,052,857	0.06	%(3)	N/A		0.26%		0.01%		(0.19)%
Year Ended 10/31/20	4,118,125	0.21	%(3)	0.21	%(3)	0.26%		0.40%		0.35%
Year Ended 10/31/19	398,934	0.25	%(3)	N/A		0.26%		2.04%		2.03%
Year Ended 10/31/18	189,558	0.25	%(3)	N/A		0.26%		1.46%		1.45%
Year Ended 10/31/17	239,841	0.24	%(3)	N/A		0.26%		0.54%		0.52%
Investor Class
Six Months Ended 4/30/22 (unaudited)	$51	0.12	%(3)(6)	N/A		0.31	%(6)	0.03	%(6)	(0.16	)%(6)
Year Ended 10/31/21	51	0.06	%(3)	N/A		0.31%		0.01%		(0.24)%
Year Ended 10/31/20	51	0.25	%(3)	0.25	%(3)	0.31%		0.37%		0.31%
Year Ended 10/31/19	51	0.30	%(3)	N/A		0.31%		1.99%		1.98%
Year Ended 10/31/18	39,323	0.30	%(3)	N/A		0.31%		1.41%		1.40%
Year Ended 10/31/17	63,180	0.29	%(3)	N/A		0.31%		0.49%		0.47%
Administrative Class
Six Months Ended 4/30/22 (unaudited)	$12,764	0.12	%(3)(6)	N/A		0.36	%(6)	0.03	%(6)	(0.21	)%(6)
Year Ended 10/31/21	18,968	0.06	%(3)	N/A		0.36%		0.01%		(0.29)%
Year Ended 10/31/20	2,024	0.27	%(3)	0.27	%(3)	0.36%		0.34%		0.25%
Year Ended 10/31/19	2,015	0.35	%(3)	N/A		0.36%		1.94%		1.93%
Year Ended 10/31/18	2,378	0.35	%(3)	N/A		0.36%		1.36%		1.35%
Year Ended 10/31/17	127	0.34	%(3)	N/A		0.36%		0.44%		0.42%
Advisory Class
Six Months Ended 4/30/22 (unaudited)	$24,350	0.12	%(3)(6)	N/A		0.46	%(6)	0.03	%(6)	(0.31	)%(6)
Year Ended 10/31/21	38,959	0.06	%(3)	N/A		0.46%		0.01%		(0.39)%
Year Ended 10/31/20	17,188	0.40	%(3)	0.40	%(3)	0.46%		0.21%		0.15%
Year Ended 10/31/19	42,143	0.45	%(3)	N/A		0.46%		1.84%		1.83%
Year Ended 10/31/18	12,489	0.45	%(3)	N/A		0.46%		1.26%		1.25%
Year Ended 10/31/17	1,806	0.42	%(3)	N/A		0.46%		0.36%		0.32%
Participant Class
Six Months Ended 4/30/22 (unaudited)	$269	0.17	%(3)(6)	N/A		0.71	%(6)	(0.02	)%(6)	(0.56	)%(6)
Year Ended 10/31/21	259	0.06	%(3)	N/A		0.71%		0.01%		(0.64)%
Year Ended 10/31/20	575	0.40	%(3)	0.40	%(3)	0.71%		0.21%		(0.10)%
Year Ended 10/31/19	629	0.70	%(3)	N/A		0.71%		1.59%		1.58%
Year Ended 10/31/18	234	0.70	%(3)	N/A		0.71%		1.01%		1.00%
Year Ended 10/31/17	307	0.62	%(3)	N/A		0.71%		0.16%		0.07%
Cash Management Class
Six Months Ended 4/30/22 (unaudited)	$9,682	0.13	%(3)(6)	N/A		0.36	%(6)	0.02	%(6)	(0.21	)%(6)
Year Ended 10/31/21	9,921	0.06	%(3)	N/A		0.36%		0.01%		(0.29)%
Year Ended 10/31/20	11,108	0.28	%(3)	0.28	%(3)	0.36%		0.33%		0.25%
Year Ended 10/31/19	18,758	0.35	%(3)	N/A		0.36%		1.94%		1.93%
Year Ended 10/31/18	51,187	0.35	%(3)	N/A		0.36%		1.36%		1.35%
Year Ended 10/31/17	80,852	0.34	%(3)	N/A		0.36%		0.44%		0.42%
Select Class
Six Months Ended 4/30/22 (unaudited)	$51	0.14	%(3)(6)	N/A		1.01	%(6)	0.01	%(6)	(0.86	)%(6)
Year Ended 10/31/21	51	0.06	%(3)	N/A		1.01%		0.01%		(0.94)%
Year Ended 10/31/20	51	0.54	%(3)	0.54	%(3)	1.00%		0.07%		(0.39)%
Year Ended 10/31/19	50	1.00	%(3)	N/A		1.01%		1.29%		1.28%
Year Ended 10/31/18	50	1.00	%(3)	N/A		1.01%		0.71%		0.70%
Year Ended 10/31/17	50	0.76	%(3)	N/A		1.01%		0.02%		(0.23)%

The accompanying notes are an integral part of the financial statements.

2022 Semi-Annual Report

April 30, 2022 (unaudited)

Financial Highlights

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments		Distributions From Net Investment Income		Net Asset Value, End of Period	Total Return
Tax-Exempt Portfolio:
Institutional Class
Six Months Ended 4/30/22 (unaudited)	$1.0001	$0.0004	(1)(2)	$(0.0002	)(2)	$(0.0004	)(2)	$0.9999	0.02	%(5)
Year Ended 10/31/21	1.0001	0.0001	(1)(2)	0.0000	(2)	(0.0001	)(2)	1.0001	0.01%
Year Ended 10/31/20	1.0001	0.0064	(1)	(0.0004	)(2)	(0.0060)		1.0001	0.60%
Year Ended 10/31/19	1.0000	0.0141	(1)	0.0001	(2)	(0.0141)		1.0001	1.43%
Year Ended 10/31/18	1.0000	0.0118	(1)	(0.0003	)(2)	(0.0115)		1.0000	1.16%
Year Ended 10/31/17	1.0000	0.0059	(1)	(0.0002	)(2)	(0.0057)		1.0000	0.57%
Institutional Select Class
Six Months Ended 4/30/22 (unaudited)	$1.0001	$0.0003	(1)(2)	$(0.0002	)(2)	$(0.0003	)(2)	$0.9999	0.01	%(5)
Year Ended 10/31/21	1.0001	0.0001	(1)(2)	(0.0000	)(2)	(0.0001	)(2)	1.0001	0.01%
Year Ended 10/31/20	1.0001	0.0060	(1)	(0.0004	)(2)	(0.0056)		1.0001	0.56%
Year Ended 10/31/19	1.0000	0.0136	(1)	0.0001	(2)	(0.0136)		1.0001	1.38%
Year Ended 10/31/18	1.0000	0.0113	(1)	(0.0003	)(2)	(0.0110)		1.0000	1.10%
Year Ended 10/31/17	1.0000	0.0054	(1)	(0.0002	)(2)	(0.0052)		1.0000	0.52%
Cash Management Class
Six Months Ended 4/30/22 (unaudited)	$1.0001	$0.0002	(1)(2)	$(0.0001	)(2)	$(0.0002	)(2)	$1.0000	0.01	%(5)
Year Ended 10/31/21	1.0002	0.0001	(1)(2)	(0.0001	)(2)	(0.0001	)(2)	1.0001	0.00	%(4)
Year Ended 10/31/20	1.0001	0.0054	(1)	(0.0003	)(2)	(0.0050)		1.0002	0.51%
Year Ended 10/31/19	1.0000	0.0126	(1)	0.0001	(2)	(0.0126)		1.0001	1.27%
Year Ended 10/31/18	1.0000	0.0103	(1)	(0.0003	)(2)	(0.0100)		1.0000	1.02%
Year Ended 10/31/17	1.0000	0.0044	(1)	(0.0002	)(2)	(0.0042)		1.0000	0.42%

The accompanying notes are an integral part of the financial statements.

2022 Semi-Annual Report

April 30, 2022 (unaudited)

Financial Highlights (cont'd)

	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Before Waivers/ Reimbursement)		Ratio of Net Investment Income to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets (Before Waivers/ Reimbursement)
Tax-Exempt Portfolio:
Institutional Class
Six Months Ended 4/30/22 (unaudited)	$269,871	0.11	%(6)	0.41	%(6)	0.08	%(6)	(0.22	)%(6)
Year Ended 10/31/21	247,727	0.08%		0.34%		0.01%		(0.25)%
Year Ended 10/31/20	366,440	0.15%		0.29%		0.63%		0.49%
Year Ended 10/31/19	612,147	0.15%		0.27%		1.40%		1.28%
Year Ended 10/31/18	491,714	0.18%		0.33%		1.18%		1.03%
Year Ended 10/31/17	144,208	0.18%		0.51%		0.59%		0.26%
Institutional Select Class
Six Months Ended 4/30/22 (unaudited)	$51	0.13	%(3)(6)	0.46	%(6)	0.06	%(6)	(0.27	)%(6)
Year Ended 10/31/21	51	0.08	%(3)	0.39%		0.01%		(0.30)%
Year Ended 10/31/20	51	0.18	%(3)	0.34%		0.59%		0.43%
Year Ended 10/31/19	50	0.20	%(3)	0.32%		1.35%		1.23%
Year Ended 10/31/18	50	0.23	%(3)	0.38%		1.13%		0.98%
Year Ended 10/31/17	50	0.23	%(3)	0.56%		0.54%		0.21%
Cash Management Class
Six Months Ended 4/30/22 (unaudited)	$3,500	0.15	%(3)(6)	0.56	%(6)	0.04	%(6)	(0.37	)%(6)
Year Ended 10/31/21	4,670	0.08	%(3)	0.49%		0.01%		(0.40)%
Year Ended 10/31/20	4,816	0.25	%(3)	0.44%		0.53%		0.34%
Year Ended 10/31/19	7,435	0.30	%(3)	0.42%		1.25%		1.13%
Year Ended 10/31/18	11,805	0.33	%(3)	0.48%		1.03%		0.88%
Year Ended 10/31/17	20,776	0.33	%(3)	0.66%		0.44%		0.11%

The accompanying notes are an integral part of the financial statements.

2022 Semi-Annual Report

April 30, 2022 (unaudited)
Notes to Financial Highlights

(1)  Per share amount is based on average shares outstanding.

(2)  Amount is less than $0.0005 per share.

(3)  Ratio of Expenses to Average Net Assets before and after Maximum Expense Ratios may vary among share classes by more or less than the administration plan, service and shareholder administration plan, distribution plan and/or shareholder services plan (the "plans") fees due to either (1) fluctuations in daily net asset amounts, (2) changes in the plans' fees during the period for each share class, (3) changes in the Funds' expense cap during the year, (4) waivers to the plans' fees for each share class, or (5) a combination of the previous points.

(4)  Amount is less than 0.005%.

(5)  Not annualized.

(6)  Annualized.

(7)  Commenced offering on May 4, 2021.

(8)  Commenced offering on March 29, 2022.

The accompanying notes are an integral part of the financial statements.

2022 Semi-Annual Report

April 30, 2022 (unaudited)

Notes to Financial Statements

Morgan Stanley Institutional Liquidity Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a Massachusetts business trust. The Trust is comprised of seven separate, active, diversified portfolios (individually referred to as a "Fund", collectively as the "Funds"). The Trust offers up to ten different classes of shares for certain Funds. Each Fund offers the Institutional Class, Institutional Select Class, Investor Class, Administrative Class, Advisory Class, Participant Class and Cash Management Class; the Select Class is only offered to Government, Treasury and Treasury Securities Portfolios, the CastleOak Shares Class is only offered to ESG Money Market and Government Portfolios and the Impact Class is only offered to Prime and Government Portfolios. The Trust applies investment company accounting and reporting guidance. All classes of shares have identical voting rights (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares), dividend, liquidation and other rights.

The Investor Class and Administrative Class were fully redeemed during the month of October 2016 from the ESG Money Market Portfolio, Prime Portfolio and Tax-Exempt Portfolio and there were no shares outstanding as of April 30, 2022. In addition, during the month of October 2016, the Participant Class was fully redeemed from the Prime Portfolio and Tax-Exempt Portfolio and there were no shares outstanding as of April 30, 2022. During the month of November 2016, the Advisory Class was fully redeemed from the Tax-Exempt Portfolio and there were no shares outstanding as of April 30, 2022. Accordingly, no financial highlights have been presented for these classes.

ESG Money Market, Prime and Tax-Exempt Portfolios operate as "institutional money market funds," which require these Funds to have a floating NAV, rounded to the fourth decimal place. In addition, these Funds are permitted to impose a liquidity fee on redemptions or temporarily restrict redemptions if weekly liquid assets fall below required regulatory thresholds. These changes may affect the investment strategies, performance and operating expenses of these Funds. Government, Government Securities, Treasury and Treasury Securities Portfolios operate as "government money market funds," which allow these Funds to continue to seek a stable NAV. These Funds will not impose a liquidity fee or temporarily suspend redemptions in the event that weekly liquid assets fall below specified regulatory thresholds.

For detailed descriptions of the investment objectives of each of the Funds and other related information, please refer to the prospectuses of the Trust. Generally, the investment objective of the Funds is to seek preservation of capital, daily liquidity and maximum current income (exempt from federal income tax in the case of Tax-Exempt Portfolio).

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Trust in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) Government, Government Securities, Treasury and Treasury Securities: Portfolio securities are valued at amortized cost which approximates fair value, in accordance with Rule 2a-7 under the Act. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity; (2) ESG Money Market, Prime and Tax-Exempt: Portfolio securities are valued by an outside pricing service/vendor approved by the Trust's Board of Trustees (the "Trustees"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics; and (3) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") determines that the price is not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures, established by and under the general supervision of the Trustees.

The Trustees have responsibility for determining in good faith the fair value of the investments, and the Trustees may appoint others, such as the Trust's Adviser or a valuation committee, to assist the Trustees in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Trust's Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Trust's valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Trust to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Repurchase Agreements: Certain Funds may enter into repurchase agreements under which a Fund lends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank, as custodian for the Trust, takes possession of the underlying

2022 Semi-Annual Report

April 30, 2022 (unaudited)

Notes to Financial Statements (cont'd)

securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization. In the event of default on the obligation to repurchase, the Trust has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral proceeds may be subject to cost and delays. The Funds, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

Certain Funds may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the Trust's custodian for investment companies advised by the Trust's Adviser. The Fund will participate on a pro-rata basis with the other investment companies in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Certain Fund's repurchase agreements are subject to Master Repurchase Agreements which are agreements between the Fund and its counterparties that typically include provisions which provide for the net settlement of all transactions and collateral with the Trust, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statements of Assets and Liabilities are not net settlement amounts but gross. As indicated on the Portfolio of Investments, the cash or securities to be repurchased exceeds the repurchase price to be paid under the repurchase agreement reducing the net settlement amount to zero.

3.  Fair Value Measurement: FASB Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value each Fund's investments as of April 30, 2022:

ESG Money Market Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Certificates of Deposit	$—	$369,988	$—	$369,988
Commercial Paper	—	728,359	—	728,359
Corporate Bonds	—	26,468	—	26,468
Floating Rate Notes	—	1,148,491	—	1,148,491
Repurchase Agreements	—	1,063,000	—	1,063,000
Time Deposits	—	870,000	—	870,000
Total Assets	$—	$4,206,306	$—	$4,206,306

2022 Semi-Annual Report

April 30, 2022 (unaudited)

Notes to Financial Statements (cont'd)

Prime Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Certificates of Deposit	$—	$74,981	$—	$74,981
Commercial Paper	—	1,589,683	—	1,589,683
Floating Rate Notes	—	3,871,788	—	3,871,788
Repurchase Agreements	—	3,964,000	—	3,964,000
Time Deposits	—	2,265,000	—	2,265,000
Total Assets	$—	$11,765,452	$—	$11,765,452

Government Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Repurchase Agreements	$—	$114,857,408	$—	$114,857,408
U.S. Agency Securities	—	8,146,881	—	8,146,881
U.S. Treasury Securities	—	29,107,424	—	29,107,424
Total Assets	$—	$152,111,713	$—	$152,111,713

Government Securities Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
U.S. Agency Securities	$—	$8,841,139	$—	$8,841,139
U.S. Treasury Securities	—	4,829,193	—	4,829,193
Repurchase Agreement	—	550,000	—	550,000
Total Assets	$—	$14,220,332	$—	$14,220,332

Treasury Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Repurchase Agreements	$—	$28,805,001	$—	$28,805,001
U.S. Treasury Securities	—	9,512,866	—	9,512,866
Total Assets	$—	$38,317,867	$—	$38,317,867

Treasury Securities Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
U.S. Treasury Securities	$—	$50,746,505	$—	$50,746,505
Total Assets	$—	$50,746,505	$—	$50,746,505

Tax-Exempt Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Weekly Variable Rate Bonds	$—	$157,625	$—	$157,625
Daily Variable Rate Bonds	—	70,425	—	70,425
Commercial Paper	—	20,987	—	20,987
Closed-End Investment Company	—	11,000	—	11,000
Quarterly Variable Rate Bond	—	10,245	—	10,245
Floating Rate Note	—	6,650	—	6,650
Municipal Bond & Note	—	6,056	—	6,056
Total Assets	$—	$282,988	$—	$282,988

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

4.  When-Issued/Delayed Delivery Securities: Certain Funds purchase and sell when-issued and delayed delivery securities. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price and yield, and no income accrues to the Fund on such securities prior to delivery date. Payment and delivery for when-issued and delayed delivery securities can take place a month or more after the date of the transaction. When the Fund enters into a purchase transaction on a when-issued or delayed delivery basis, securities are available for collateral in an amount at least equal in value to the Fund's commitments to purchase such securities. Purchasing securities on a when-issued or delayed delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery. Purchasing investments on a when-issued or delayed delivery basis may be considered a form of leverage which may

2022 Semi-Annual Report

April 30, 2022 (unaudited)

Notes to Financial Statements (cont'd)

increase the impact that gains (losses) may have on the Fund.

5.  Indemnifications: The Trust enters into contracts that contain a variety of indemnifications. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

6.  Dividends and Distributions to Shareholders: Dividends are accrued and declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.

7.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Trust can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Trust with advisory services under the terms of an Investment Advisory Agreement, paid monthly, at the annual rates of the average daily net assets indicated below:

Fund	Advisory Fees
ESG Money Market	0.15%
Prime	0.15
Government	0.15
Government Securities	0.15
Treasury	0.15
Treasury Securities	0.15
Tax-Exempt	0.15

The Adviser has agreed to reduce its advisory fees, its administration fees and/or reimburse each Fund so that total annual operating expenses of each share class, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed the maximum expense ratios:

	Maximum Expense Ratios
Class	ESG Money Market	Prime	Government	Government Securities
Institutional Class	0.20%	0.20%	0.20%	0.20%
Institutional Select Class	0.25	0.25	0.25	0.25
Investor Class	0.30	0.30	0.30	0.30
Administrative Class	0.35	0.35	0.35	0.35
Advisory Class	0.45	0.45	0.45	0.45
Participant Class	0.70	0.70	0.70	0.45
Cash Management Class	0.35	0.35	0.35	0.35
Select Class	—	—	1.00	—
CastleOak Shares Class	0.20	—	0.20	—
Impact Class*	—	0.20	0.20	—
	Maximum Expense Ratios
Class	Treasury	Treasury Securities	Tax-Exempt
Institutional Class	0.20%	0.20%	0.20%
Institutional Select Class	0.25	0.25	0.25
Investor Class	0.30	0.30	0.30
Administrative Class	0.35	0.35	0.35
Advisory Class	0.45	0.45	0.45
Participant Class	0.70	0.70	0.70
Cash Management Class	0.35	0.35	0.35
Select Class	1.00	1.00	—

* Commenced offering on March 29, 2022.

The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Funds' prospectus or until such time as the Trustees act to discontinue all or a portion of such waivers and/or expense reimbursements when they deem such action is appropriate. In addition, the Adviser may make additional voluntary fee waivers and/or expense reimbursements. The ratio of expenses to average net assets disclosed in the Funds' Financial Highlights may be lower than the maximum expense ratios due to these additional fee waivers and/or expense reimbursements. The Adviser may also waive additional advisory fees and/or reimburse expenses to enable a Fund to maintain a minimum level of daily net investment income. For the six months ended April 30, 2022, the Funds had advisory fees waived and/or certain expenses reimbursed as follows:

Fund	Advisory Fees Waived and/or Reimbursed (000)
ESG Money Market	$1,488
Prime	5,774
Government	93,782
Government Securities	10,523
Treasury	24,235
Treasury Securities	30,268
Tax-Exempt	304

2022 Semi-Annual Report

April 30, 2022 (unaudited)

Notes to Financial Statements (cont'd)

C. Administration Fees: The Adviser also serves as Administrator to the Trust and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.05% of each Fund's average daily net assets. Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Trust. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Trust.

The Administrator has agreed to reduce its administration fees to enable a Fund to maintain a minimum level of daily net investment income.

For the six months ended April 30, 2022, the Funds had administration fees waived as follows:

Fund	Administration Fees Waived (000)
Government	$6,756
Government Securities	1,083
Treasury	884
Treasury Securities	1,483
Tax-Exempt	60

D. Administration Plan, Service and Shareholder Administration Plan, Distribution Plan and Shareholder Services Plan Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, and an indirect subsidiary of Morgan Stanley, serves as the distributor of the Trust.

The Trust has entered into an Administration Plan with respect to its Institutional Select Class, Investor Class and Administrative Class shares pursuant to which each class of shares will pay the Distributor a monthly fee at an annual rate of up to 0.05%, 0.10% and 0.15%, of the average daily net assets of each such class of shares, respectively, to compensate certain financial intermediaries who provide administrative services to shareholders.

The Trust has also entered into a Service and Shareholder Administration Plan with respect to its Advisory Class shares pursuant to which its Advisory Class shares pays the Distributor a monthly fee at an annual rate of up to 0.25% of the average daily net assets of such class of shares, to compensate certain financial intermediaries who provide administrative services, personal and account maintenance services to shareholders.

The Trust has also entered into a Distribution Plan with respect to its Participant Class, Cash Management Class and Select Class shares pursuant to which each class of shares will pay the Distributor a monthly distribution fee at an annual rate of up to 0.25%, 0.10% and 0.55% of the average daily net assets of such class of shares, respectively, to compensate certain service organizations for providing distribution related services to the Trust. The Distributor has agreed to waive for at least one year the distribution fee on the Participant Class of the Government Securities Portfolio to the extent it exceeds 0.10% of the average daily net assets on an annualized basis. For the six months ended April 30, 2022, this waiver amounted to approximately $12,934,000.

The Trust has also entered into a Shareholder Services Plan with respect to its Participant Class, Cash Management Class and Select Class shares pursuant to which each class of shares will pay the Distributor a monthly service fee at an annual rate of up to 0.25%, 0.05% and 0.25% of the average daily net assets of each such class of shares, respectively, to compensate service organizations for providing administrative services to shareholders. The Distributor has agreed to waive for at least one year the shareholder service fee on the Participant Class of the Government Securities Portfolio to the extent it exceeds 0.15% of the average daily net assets on an annualized basis. For the six months ended April 30, 2022, this waiver amounted to approximately $8,622,000.

The Distributor has agreed to reduce its distribution fees to enable a Fund to maintain a minimum level of daily net investment income for any class of shares in a Fund. For the six months ended April 30, 2022, the Government Securities Participant Class waiver amounted to approximately $18,104,000.

E. Dividend Disbursing and Transfer/Co-Transfer Agent: The Trust's Dividend Disbursing and Transfer Agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Trust pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Trust.

Morgan Stanley Services Company Inc. serves as Co-Transfer Agent and provides certain transfer agency services without compensation to the Trust with respect to certain direct transactions with the Trust.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Trust in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Trust as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Federal Income Taxes: It is each Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

2022 Semi-Annual Report

April 30, 2022 (unaudited)

Notes to Financial Statements (cont'd)

FASB ASC 740-10 "Income Taxes — Overall" sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statements of Operations. The Funds file tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended October 31, 2021 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2021 and 2020 was as follows:

	2021 Distributions Paid From:			2020 Distributions Paid From:
Fund	Ordinary Income (000)	Tax- Exempt Income (000)	Paid-in- Capital (000)	Ordinary Income (000)	Tax- Exempt Income (000)	Paid-in- Capital (000)
ESG Money Market	$2,152	$—	$—	$32,296	$—	$—
Prime	11,345	—	—	135,624	—	—
Government	32,498	—	—	412,036	—	—
Government Securities	1,162	—	—	17,213	—	—
Treasury	3,759	—	—	102,639	—	—
Treasury Securities	5,640	—	—	166,232	—	—
Tax-Exempt	—	28	—	13	3,150	20

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are primarily due to differing book and tax treatments in the timing of the recognition of distribution payable and/or deferred compensation.

Permanent differences are due to equalization debits. These resulted in the following reclassifications among the Funds' components of net assets at October 31, 2021:

Fund	Total Distributable Earnings (Accumulated Loss) (000)	Paid-in- Capital (000)
ESG Money Market	$(1,151)	$1,151
Prime	(5,921)	5,921
Government Securities	(893)	893

At October 31, 2021, the components of distributable earnings on a tax basis were as follows:

Fund	Undistributed Ordinary Income (000)	Tax- Exempt Income (000)	Undistributed Long-term Capital Gain (000)
ESG Money Market	$412	$—	$—
Prime	1,995	—	—
Government	4,651	—	—
Government Securities	103	—	20
Treasury	1,325	—	—
Treasury Securities	1,375	—	—
Tax-Exempt	6	5	—

At October 31, 2021, the following Funds had available for federal income tax purposes unused short-term and/or long-term capital losses that do not have an expiration date:

Fund	Short-term Losses (No Expiration) (000)	Long-term Losses (No Expiration) (000)
ESG Money Market	$1,132	$—
Prime	16,519	—
Government	324	319
Treasury	746	—
Treasury Securities	505	—

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Funds for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

During the year ended October 31, 2021, the following Funds utilized capital loss carryforwards for U.S. federal income tax purposes of approximately:

Fund	Capital Loss Carryforward Utilized (000)
ESG Money Market	$235
Prime	590
Government	598
Treasury	823
Treasury Securities	672

H. Transactions with Affiliates: The Funds are permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended April 30, 2022, Tax-Exempt Portfolio engaged in cross-trade purchases of approximately $3,500,000 and sales of approximately $2,400,000, which resulted in no net realized gains or losses.

2022 Semi-Annual Report

April 30, 2022 (unaudited)

Notes to Financial Statements (cont'd)

The Trust has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Funds.

I. Other: At April 30, 2022, certain Funds had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on these Funds. These Funds and the aggregate percentage of such owners were as follows:

Fund	Percentage of Ownership
ESG Money Market	56.0%
Prime	40.1
Government	41.7
Government Securities	93.7
Treasury	45.8
Treasury Securities	38.1
Tax-Exempt	88.6

J. Market Risk: The outbreak of the coronavirus ("COVID-19") and the recovery responses could adversely impact the operations of the Fund and its service providers and financial performance of the Fund and the Fund's investments. The extent of such impact depends on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, (iv) government and regulatory responses, and (v) the effects on the economy overall as a result of developments such as disruption to consumer demand, economic output and supply chains. The duration and extent of COVID-19 and associated economic and market conditions and uncertainty over the long term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which the associated conditions impact the Fund will also depend on future developments, which are highly uncertain, difficult to accurately predict and subject to change at any time. If the financial performance of the Fund's investments is impacted because of these factors for an extended period, the Fund's investment results may be adversely affected.

K. LIBOR Discontinuance or Unavailability Risk: LIBOR is intended to represent the rate at which contributing banks may obtain short-term borrowings from each other in the London interbank market. The Financial Conduct Authority (the "FCA"), which is the regulatory authority that oversees financial services firms, financial markets in the U.K. and the administrator of LIBOR, has announced that, after the end of 2021, one-week and two-month U.S. Dollar LIBOR and all non-U.S. Dollar LIBOR settings have either ended or are no longer representative of the underlying market they seek to measure. The FCA also announced that the most commonly used U.S. Dollar LIBOR settings, may continue to be provided on a representative basis until mid-2023. However, in connection with supervisory guidance from regulators, some regulated entities may no longer enter into most new LIBOR-based contracts. As a result of the foregoing, LIBOR may no longer be available or no longer deemed an appropriate reference rate upon which to determine the interest rate on or impacting certain derivatives and other instruments or investments comprising some or all of the Fund's portfolio. In light of this eventuality, public and private sector industry initiatives are currently underway to establish new or alternative reference rates to be used in place of LIBOR. There is no assurance that the composition or characteristics of any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that it will have the same volume or liquidity as did LIBOR prior to its discontinuance or unavailability, which may affect the value or liquidity or return on certain of the Fund's investments and result in costs incurred in connection with closing out positions and entering into new trades.

Neither the effect of the LIBOR transition process nor its ultimate success can yet be known. The transition process might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. While some existing LIBOR-based instruments may contemplate a scenario where LIBOR is no longer available by providing for an alternative rate-setting methodology, there may be significant uncertainty regarding the effectiveness of any such alternative methodologies to replicate LIBOR. Not all existing LIBOR-based instruments may have alternative rate-setting provisions and there remains uncertainty regarding the willingness and ability of issuers to add alternative rate-setting provisions in certain existing instruments. Although state and federal statutes have been enacted to address difficult LIBOR transition issues, the application and effect of these statutes are uncertain. In addition, a liquid market for newly-issued instruments that use a reference rate other than LIBOR is still developing. There may also be challenges for the Fund to enter into hedging transactions against such newly-issued instruments until a market for such hedging transactions develops. All of the aforementioned may adversely affect the Fund's performance or NAV.

2022 Semi-Annual Report

April 30, 2022 (unaudited)

Notes to Financial Statements (cont'd)

L. Results of Special Meeting of Shareholders: On March 31, 2022, a special meeting of the Fund's shareholders was held for the purpose of voting on the following matter, the results of which were as follows:

Election of Trustees by all shareholders:

	For	Against
Frances L. Cashman	146,565,953,332	1,045,672,567
Nancy C. Everett	146,460,441,797	1,151,184,102
Eddie A. Grier	146,582,469,467	1,029,156,432
Jakki L. Haussler	146,366,117,227	1,245,508,672
Patricia A. Maleski	146,596,540,452	1,015,085,447

2022 Semi-Annual Report

April 30, 2022 (unaudited)

U.S. Customer Privacy Notice  April 2021

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
◼ Social Security number and income
◼ investment experience and risk tolerance
◼ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our investment management affiliates' everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

2022 Semi-Annual Report

April 30, 2022 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

To limit our sharing  Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.

Questions?  Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

Who we are
Who is providing this notice?	Morgan Stanley Investment Management Inc. and its investment management affiliates ("MSIM") (see Investment Management Affiliates definition below)
What we do
How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
◼ open an account or make deposits or withdrawals from your account
◼ buy securities from us or make a wire transfer
◼ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
◼ sharing for affiliates' everyday business purposes — information about your creditworthiness
◼ affiliates from using your information to market to you
◼ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

2022 Semi-Annual Report

April 30, 2022 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

Definitions
Investment Management Affiliates

MSIM Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds in the Investment Management Division. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
◼ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ◼ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ◼ MSIM doesn't jointly market
Other Important Information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

2022 Semi-Annual Report

April 30, 2022 (unaudited)

Trustee and Officer Information

Trustees

Frank L. Bowman
Frances L. Cashman
Kathleen A. Dennis
Nancy C. Everett
Eddie A. Grier
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia A. Maleski
W. Allen Reed, Chair of the Board

Officers

John H. Gernon
President and Principal Executive Officer

Deidre A. Downes
Chief Compliance Officer

Francis J. Smith
Treasurer and Principal Financial Officer

Mary E. Mullin
Secretary

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Co-Transfer Agent

Morgan Stanley Services Company, Inc.
522 Fifth Avenue
New York, New York 10036

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/liquidityshareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, but makes the complete schedule of portfolio holdings for the fund's first and third fiscal quarters available on its public website. The holdings for each money market fund are also posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

The Trust's Statement of Additional Information contains additional information about the Trust, including its Trustees. It is available, without charge, by calling toll free at 1 (888) 378-1630.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Trust's Proxy Voting Policy and Procedures and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (888) 378-1630 or by visiting our website at www.morganstanley.com/im/liquidityshareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Liquidity Funds, which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/liquidityshareholderreports or call toll free 1 (888) 378-1630.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling 1 (888) 378-1630, 8:00 a.m. to 6:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2022 Morgan Stanley. Morgan Stanley Distribution, Inc.

MSILFSAN
4765325 EXP 06.30.23

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

(a) Refer to Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to annual reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

Item 11. Controls and Procedures

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the most recent fiscal half-year period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed End Management Investment Companies.

Not Applicable.

Item 13. Exhibits

(a) Code of Ethics – Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as part of EX-99.CERT.

(c) Section 906 certification.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Institutional Liquidity Funds

/s/ John H. Gernon

John H. Gernon

Principal Executive Officer

June 15, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon

John H. Gernon

Principal Executive Officer

June 15, 2022

/s/ Francis J. Smith

Francis J. Smith

Principal Financial Officer

June 15, 2022